                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [  ]

         Post-Effective Amendment No.  2  (File No. 333-79311)               [X]

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              4       (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

200 AXP Financial Center, Minneapolis, MN                                  55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
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       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2000  pursuant to paragraph  (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(i) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2000

AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

IDS LIFE VARIABLE ACCOUNT 10

ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           200 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: 800-862-7919
           http://www.americanexpress.com/advisors

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

-  American Express-Registered Trademark- Variable Portfolio Funds
-  AIM Variable Insurance Funds
-  American Century Variable Portfolios, Inc.
-  Calvert Variable Series, Inc.
-  Fidelity Variable Insurance Products Funds -- Service Class
-  Franklin Templeton Variable Insurance Products Trust (FTVIPT) -- Class 2
-  Goldman Sachs Variable Insurance Trust (VIT)
-  Janus Aspen Series: Service Shares
-  Lazard Retirement Series, Inc.
-  MFS-Registered Trademark- Variable Insurance Trust (SM)
-  Putnam Variable Trust -- Class IB Shares
-  Royce Capital Fund
-  Third Avenue Variable Series Trust
-  Wanger Advisors Trust
-  Warburg Pincus Trust


Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum surrender charge under certain circumstances. Surrender charges from contracts with purchase payment credits are higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.


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                                               PROSPECTUS -- MAY 1, 2000     1

TABLE OF CONTENTS


KEY TERMS........................................................ 3

THE CONTRACT IN BRIEF............................................ 4

EXPENSE SUMMARY.................................................. 6

CONDENSED FINANCIAL INFORMATION (UNAUDITED)......................18

FINANCIAL STATEMENTS.............................................30

PERFORMANCE INFORMATION..........................................30

THE VARIABLE ACCOUNT AND THE FUNDS...............................31

THE FIXED ACCOUNT................................................37

BUYING YOUR CONTRACT.............................................37

CHARGES..........................................................39

VALUING YOUR INVESTMENT..........................................44

MAKING THE MOST OF YOUR CONTRACT.................................46

SURRENDERS.......................................................49

TSA -- SPECIAL SURRENDER PROVISIONS..............................50

CHANGING OWNERSHIP...............................................51

BENEFITS IN CASE OF DEATH........................................51

THE ANNUITY PAYOUT PERIOD........................................53

TAXES............................................................56

VOTING RIGHTS....................................................58

SUBSTITUTION OF INVESTMENTS......................................59

ABOUT THE SERVICE PROVIDERS......................................59

YEAR 2000........................................................61

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.....62


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2     AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT -- A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT -- The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS -- An amount paid at regular intervals under one of several plans.

BENEFICIARY -- The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT -- A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE -- The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT -- An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS -- Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS -- An addition we make to your contract value. We base the amount of the credit on surrender charge schedule* you elect and/or total purchase payments.

QUALIFIED ANNUITY -- A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-- Roth IRAs** under Section 408 A of the Code

-- SIMPLE IRAs** under Section 408(p) of the Code

-- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-- Plans under Section 401(k) of the Code

-- Custodial and trusteed pension and profit sharing plans under Section 401(a) of the Code

-- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

 * The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payout credit if the initial purchase payment is at least $100,000.

** These qualified annuities are not scheduled to be available until June 2000.
   Please see your sales representative for more information.


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                                               PROSPECTUS -- MAY 1, 2000     3

All other contracts are considered NONQUALIFIED ANNUITIES.

SETTLEMENT DATE -- The date when annuity payouts are scheduled to begin.

SURRENDER VALUE -- The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. However, the contract has features other than tax deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this contract.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum surrender charge. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

-- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 31)

-- the fixed account, which earns interest at a rate that we adjust periodically. (p. 37)


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4     AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future.* (p. 37)

-- Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

--  Minimum additional purchase payment -- $50.

-- Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).

-- Maximum first-year purchase payments -- $100,000 to $1,000,000 depending on your age.

-- Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.

*Purchase payments are limited and may not be paid after the third contract anniversary in Massachusetts, Washington and Oregon.

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 47)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 49)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 51)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 51)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 53)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 56)

CHARGES: We assess certain charges in connection with your contract:

--  $30 annual contract administrative charge;

-- for nonqualified annuities a 0.95% mortality and expense risk fee (if you allocate money to one or more subaccounts);

--  for qualified annuities a 0.75%
mortality and expense risk fee (if you allocate money to one or more subaccounts);

--  surrender charge;

-- any premium taxes that may be imposed on us by state or local governments (Currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and

--  the operating expenses of the funds in which the subaccounts invest.


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                                               PROSPECTUS -- MAY 1, 2000     5

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the fund prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

SURRENDER CHARGE: contingent deferred sales charge as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*


-------------------------------------------------------------------------------
         SEVEN-YEAR SCHEDULE                       TEN-YEAR SCHEDULE
-------------------------------------------------------------------------------
YEARS FROM PURCHASE   SURRENDER CHARGE   YEARS FROM PURCHASE   SURRENDER CHARGE
 PAYMENT RECEIPT         PERCENTAGE        PAYMENT RECEIPT        PERCENTAGE
-------------------------------------------------------------------------------

         1                   7%                   1                   8%
         2                   7                    2                   8
         3                   7                    3                   8
         4                   6                    4                   7
         5                   5                    5                   7
         6                   4                    6                   6
         7                   2                    7                   5
    Thereafter               0                    8                   4
                                                  9                   3
                                                 10                   2
                                             Thereafter               0

*The ten-year surrender charge schedule is not available in Oregon.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: The amount equal to the difference in the present value of remaining payments using the assumed investment rate and such present value using the assumed investment rate plus 1.22% for qualified annuities and 1.42% for nonqualified annuities. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE       $30**

**We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

ANNUAL SUBACCOUNT EXPENSES

(as a percentage of average subaccount value):

MORTALITY AND EXPENSE RISK FEE              0.95% for nonqualified annuities
                                            0.75% for qualified annuities


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6     AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

----------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS,
IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
----------------------------------------------------------------------------------------
                                              MANAGEMENT   12b-1      OTHER
                                                 FEES       FEES     EXPENSES    TOTAL
----------------------------------------------------------------------------------------
 AXP(SM) Variable Portfolio --
   Blue Chip Advantage Fund                        .56%       .13        .26      .95% (1)
   Bond Fund                                       .60%       .13        .08      .81% (2)
   Capital Resource Fund                           .60%       .13        .06      .79% (2)
   Cash Management Fund                            .51%       .13        .05      .69% (2)
   Diversified Equity Income Fund                  .56%       .13        .26      .95% (1)
   Emerging Markets Fund                          1.27%       .13        .35     1.75% (1)
   Extra Income Fund                               .62%       .13        .08      .83% (2)
   Federal Income Fund                             .61%       .13        .14      .88% (1)
   Global Bond Fund                                .84%       .13        .12     1.09% (2)
   Growth Fund                                     .63%       .13        .19      .95% (1)
   International Fund                              .83%       .13        .11     1.07% (2)
   Managed Fund                                    .59%       .13        .04      .76% (2)
   New Dimensions Fund-Registered Trademark-       .61%       .13        .07      .81% (2)
   S&P 500 Index Fund                              .37%       .13         --      .50% (1)
   Small Cap Advantage Fund                        .79%       .13        .31     1.23% (1)
   Strategy Aggressive Fund                        .60%       .13        .07      .80% (2)
 AIM V.I.
   Capital Appreciation Fund                       .62%        --        .11      .73% (3)
   Capital Development Fund                         --%        --       1.23     1.23% (3,4)
 American Century VP
   International                                  1.34%        --         --     1.34% (5)
   Value                                          1.00%        --         --     1.00% (5)
 Calvert CVS
   Social Balanced Portfolio                       .70%        --        .16      .86% (6)
 Fidelity VIP
   III Growth & Income Portfolio
     (Service Class)                               .48%       .10        .12      .70% (7)
   III Mid Cap Portfolio (Service Class)           .57%       .10        .40     1.07% (8)
   Overseas Portfolio (Service Class)              .73%       .10        .18     1.01% (7)
 FTVIPT
   Franklin Real Estate Fund -- Class 2            .56%       .25        .02      .83% (10)
   Franklin Value Securities Fund -- Class 2       .60%       .25        .21     1.06% (9)
   Templeton International Smaller Companies
     Fund -- Class 2                               .85%       .25        .26     1.36% (9)



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                                               PROSPECTUS -- MAY 1, 2000     7

----------------------------------------------------------------------------------------
                                              MANAGEMENT   12b-1      OTHER
                                                 FEES       FEES     EXPENSES    TOTAL
----------------------------------------------------------------------------------------
 Goldman Sachs VIT
   CORE(SM) Small Cap Equity Fund                .75%        --         .25     1.00% (11)
   CORE(SM) U.S. Equity Fund                     .70%        --         .20      .90% (11)
   Mid Cap Value Fund                            .80%        --         .25     1.05% (11)
 Janus Aspen Series
   Aggressive Growth Portfolio:
     Service Shares                              .65%       .25         .02      .92% (12)
   Global Technology Portfolio:
     Service Shares                              .65%       .25         .13     1.03% (12)
   International Growth Portfolio:
     Service Shares                              .65%       .25         .11     1.01% (12)
 Lazard Retirement Series
   International Equity Portfolio                .75%       .25         .25     1.25% (13)
 MFS-Registered Trademark-  VIT
   Growth Series -- Service Class                .75%       .20         .16     1.11% (14,15,16)
   New Discovery Series -- Service Class         .90%       .20         .17     1.27% (14,15,16)
 Putnam Variable Trust
   Putnam VT International New
     Opportunities Fund -- Class IB Shares      1.08%       .15         .33     1.56% (3)
   Putnam VT Vista Fund - Class IB Shares        .65%       .15         .10      .90% (3)
 Royce
   Micro-Cap Portfolio                          1.25%        --         .10     1.35% (17)
 Third Avenue
   Value Portfolio                               .90%        --         .40     1.30% (18)
 Wanger
   International Small Cap                      1.25%        --         .24     1.49% (19)
   U.S. Small Cap                                .95%        --         .07     1.02% (19)
 Warburg Pincus Trust --
   Emerging Growth Portfolio                      --%        --        1.40     1.40% (20)



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8     AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

(1) Based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.39% and 1.08% for AXP Variable Portfolio -- Blue Chip Advantage and AXP Variable Portfolio -- Diversified Equity Income Funds, 0.26% and 1.00% for AXP Variable Portfolio -- Federal Income Fund, 0.32% and 1.08% for AXP Variable Portfolio -- Growth Fund and 0.43% and 1.35% for AXP Variable Portfolio -- Small Cap Advantage Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 1999 restated to include a Rule 12b-1 distribution fee of 0.125% that went into effect Sept. 21, 1999.

(3) Figures in "Management Fees", "12b-1 Fees", "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1999.

(4) Had there been no fee waiver or expenses reimbursements, expenses would have been: 0.75%, 0.00%, 2.67% and 3.42%.

(5) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(6) Net fund operating expenses after reductions for fees paid indirectly again restated to reflect an indirect fee for Social Balanced would be 0.89%. Total expenses have been restated to reflect expenses expected to be incurred in 2000.

(7) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable funds' expenses. With these reductions, "Other Expenses"and "Total" presented in the table would have been 0.11% and 0.69% for Growth & Income Portfolio and 0.15% and 0.98% for Overseas Portfolio.

(8) FMR agreed to reimburse a portion Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, distribution & service fee (12b-1), other expenses and total expenses would have been .57%, .10%, 2.74% and 3.41%, respectively.

(9) The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(10) Previously Franklin Real Estate Securities Fund. The fund administration fee is paid indirectly through the management fee. The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(11) The fund's expenses are based on estimated expenses for the fiscal year ended Dec. 31, 2000. Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the investment advisers, have voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the above table (as calculated per annum) of each fund's respective average daily net assets. Without the limitations described above, "Other Expenses" and "Total" would be as follows: 0.75% and 1.50% for CORE Small Cap Equity Fund, 0.42% and 1.22% for Mid Cap Value Fund (formerly the Mid Cap Equity Fund) and 0.20% and 0.90% for the CORE(SM) U.S. Equity Fund. CORE(SM) is a service mark of Goldman, Sachs & Co.

(12) Expenses are based on the estimated expenses that the new Service Shares class of each portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

(13) Effective May 1, 1999, the investment adviser agreed to waive its fees and/or reimburse the Fund through Dec. 31, 2000 to the extent that Fund expenses exceed 1.25% of the Fund's average daily net assets. Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 1999 would have been 11.94% and 12.94% for International Equity.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(15) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Growth Series and 1.25% for New Discovery Series.

(16) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.71% and 1.66% for Growth Series and 1.59% and 2.69% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

(17) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 1999 and 1.99% through Dec. 31, 2008. Absent fee waivers "Other Expenses" and "Total Expenses" would be 0.99% and 2.24% for Royce Micro-Cap Portfolio.

(18) These expenses reflect reimbursements by the Adviser. The Adviser reimbursed the Fund for all expenses incurred by the Fund in excess of 1.30% of Fund assets. The fund will repay the Adviser the amount of its reimbursement for up to three years following the reimbursement to the extent Fund expenses drop below 1.30%. The Adviser expects to continue to reimburse the Fund for these expenses for the foreseeable future. Either the Fund or the Adviser can terminate this arrangement at any time. Without this reimbursement, the Fund's "Other Expenses" and "Total" would have been 2.05% and 2.95%. Other expenses are based on estimated amounts for the current fiscal year.

(19) Actual operating expenses of funds at Dec. 31, 1999.

(20) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The total expense ratio before the waivers and reimbursements would have been 11.16% for Emerging Growth Portfolio of the Warburg Pincus Trust.


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                                               PROSPECTUS -- MAY 1, 2000     9

EXAMPLES:*
You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ....

                                                                                                NO SURRENDER OR SELECTION
                                                       FULL SURRENDER AT THE                OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                              1 YEAR    3 YEARS    5 YEARS  10 YEARS      1 YEAR   3 YEARS    5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
 AXP(SM) Variable Portfolio -
   Blue Chip Advantage Fund                   $90.06   $132.00    $156.48   $229.89       $20.06    $62.00   $106.48   $229.89
   Bond Fund                                   88.62    127.64     149.15    214.86        18.62     57.64     99.15    214.86
   Capital Resource Fund                       88.42    127.02     148.10    212.70        18.42     57.02     98.10    212.70
   Cash Management Fund                        87.39    123.90     142.83    201.82        17.39     53.90     92.83    201.82
   Diversified Equity Income Fund              90.06    132.00     156.48    229.89        20.06     62.00    106.48    229.89
   Emerging Markets Fund                       98.26    156.63     197.58    311.90        28.26     86.63    147.58    311.90
   Extra Income Fund                           88.83    128.27     150.20    217.02        18.83     58.27    100.20    217.02
   Federal Income Fund                         89.34    129.82     152.82    222.40        19.34     59.82    102.82    222.40
   Global Bond Fund                            91.49    136.34     163.78    244.72        21.49     66.34    113.78    244.72
   Growth Fund                                 90.06    132.00     156.48    229.89        20.06     62.00    106.48    229.89
   International Fund                          91.29    135.72     162.74    242.61        21.29     65.72    112.74    242.61
   Managed Fund                                88.11    126.09     146.52    209.45        18.11     56.09     96.52    209.45
   New Dimensions Fund-Registered Trademark-   88.62    127.64     149.15    214.86        18.62     57.64     99.15    214.86
   S&P 500 Index Fund                          85.45    117.96     132.76    180.84        15.45     47.96     82.76    180.84
   Small Cap Advantage Fund                    92.93    140.67     171.02    259.34        22.93     70.67    121.02    259.34
   Strategy Aggressive Fund                    88.52    127.33     148.63    213.78        18.52     57.33     98.63    213.78
 AIM V.I.
   Capital Appreciation Fund                   87.80    125.15     144.94    206.18        17.80     55.15     94.94    206.18
   Capital Development Fund                    92.93    140.67     171.02    259.34        22.93     70.67    121.02    259.34
 American Century VP
   International                               94.06    144.06     176.69    270.69        24.06     74.06    126.69    270.69
   Value                                       90.57    133.55     159.09    235.21        20.57     63.55    109.09    235.21
 Calvert CVS
   Social Balanced Portfolio                   89.14    129.20     151.78    220.26        19.14     59.20    101.78    220.26
 Fidelity VIP
   III Growth & Income Portfolio
     (Service Class)                           87.50    124.21     143.36    202.91        17.50     54.21     93.36    202.91
   III Mid Cap Portfolio (Service Class)       91.29    135.72     162.74    242.61        21.29     65.72    112.74    242.61
   Overseas Portfolio (Service Class)          90.67    133.86     159.61    236.27        20.67     63.86    109.61    236.27

-------------------------------------------------------------------------------
10   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ....

                                                                                                NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE               OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                               1 YEAR    3 YEARS    5 YEARS  10 YEARS     1 YEAR   3 YEARS    5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
 FTVIPT
   Franklin Real Estate Fund - Class 2         $88.83   $128.27    $150.20   $217.02      $18.83    $58.27   $100.20   $217.02
   Franklin Value Securities Fund - Class 2     91.19    135.41     162.22    241.56       21.19     65.41    112.22    241.56
   Templeton International Smaller Companies
   Fund - Class 2                               94.26    144.67     177.72    272.74       24.26     74.67    127.72    272.74
 Goldman Sachs VIT
   CORE Small Cap Equity Fund                   90.57    133.55     159.09    235.21       20.57     63.55    109.09    235.21
   CORE U.S. Equity Fund                        89.55    130.44     153.87    224.55       19.55     60.44    103.87    224.55
   Mid Cap Value Fund                           91.08    135.10     161.70    240.50       21.08     65.10    111.70    240.50
 Janus Aspen Series
   Aggressive Growth Portfolio:
     Service Shares                             89.75    131.07     154.92    226.69       19.75     61.07    104.92    226.69
   Global Technology Portfolio:
     Service Shares                             90.88    134.48     160.66    238.39       20.88     64.48    110.66    238.39
   International Growth Portfolio:
     Service Shares                             90.67    133.86     159.61    236.27       20.67     63.86    109.61    236.27
 Lazard Retirement Series
   International Equity Portfolio               93.13    141.28     172.06    261.41       23.13     71.28    122.06    261.41
 MFS-Registered Trademark-  VIT
   Growth Series - Service Class                91.70    136.96     164.81    246.82       21.70     66.96    114.81    246.82
   New Discovery Series - Service Class         93.34    141.90     173.09    263.48       23.34     71.90    123.09    263.48
 Putnam Variable Trust
   Putnam VT International
    New Opportunities Fund -
      Class IB Shares                           96.31    150.82     187.94    293.01       26.31     80.82    137.94    293.01
   Putnam VT Vista Fund - Class IB Shares       89.55    130.44     153.87    224.55       19.55     60.44    103.87    224.55
 Royce
   Micro-Cap Portfolio                          94.16    144.37     177.20    271.71       24.16     74.37    127.20    271.71
 Third Avenue
   Value Portfolio                              93.65    142.83     174.63    266.57       23.65     72.83    124.63    266.57
 Wanger
   International Small Cap                      95.59    148.67     184.37    285.96       25.59     78.67    134.37    285.96
   U.S. Small Cap                               90.78    134.17     160.14    237.33       20.78     64.17    110.14    237.33
 Warburg Pincus Trust -
   Emerging Growth Portfolio                    94.67    145.91     179.77    276.82       24.67     75.91    129.77    276.82

------------------------------------------------------------------------------
                                               PROSPECTUS -- MAY 1, 2000    11

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ....


                                                                                                   NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE                  OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                      END OF EACH TIME PERIOD
                                               1 YEAR    3 YEARS    5 YEARS  10 YEARS        1 YEAR   3 YEARS    5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
 AXP(SM) Variable Portfolio -
   Blue Chip Advantage Fund                   $100.06   $142.00    $176.48   $249.89         $20.06    $62.00   $106.48   $229.89
   Bond Fund                                    98.62    137.64     169.15    234.86          18.62     57.64     99.15    214.86
   Capital Resource Fund                        98.42    137.02     168.10    232.70          18.42     57.02     98.10    212.70
   Cash Management Fund                         97.39    133.90     162.83    221.82          17.39     53.90     92.83    201.82
   Diversified Equity Income Fund              100.06    142.00     176.48    249.89          20.06     62.00    106.48    229.89
   Emerging Markets Fund                       108.26    166.63     217.58    331.90          28.26     86.63    147.58    311.90
   Extra Income Fund                            98.83    138.27     170.20    237.02          18.83     58.27    100.20    217.02
   Federal Income Fund                          99.34    139.82     172.82    242.40          19.34     59.82    102.82    222.40
   Global Bond Fund                            101.49    146.34     183.78    264.72          21.49     66.34    113.78    244.72
   Growth Fund                                 100.06    142.00     176.48    249.89          20.06     62.00    106.48    229.89
   International Fund                          101.29    145.72     182.74    262.61          21.29     65.72    112.74    242.61
   Managed Fund                                 98.11    136.09     166.52    229.45          18.11     56.09     96.52    209.45
   New Dimensions Fund-Registered Trademark-    98.62    137.64     169.15    234.86          18.62     57.64     99.15    214.86
   S&P 500 Index Fund                           95.45    127.96     152.76    200.84          15.45     47.96     82.76    180.84
   Small Cap Advantage Fund                    102.93    150.67     191.02    279.34          22.93     70.67    121.02    259.34
   Strategy Aggressive Fund                     98.52    137.33     168.63    233.78          18.52     57.33     98.63    213.78
 AIM V.I.
   Capital Appreciation Fund                    97.80    135.15     164.94    226.18          17.80     55.15     94.94    206.18
   Capital Development Fund                    102.93    150.67     191.02    279.34          22.93     70.67    121.02    259.34
 American Century VP
   International                               104.06    154.06     196.69    290.69          24.06     74.06    126.69    270.69
   Value                                       100.57    143.55     179.09    255.21          20.57     63.55    109.09    235.21
 Calvert CVS
   Social Balanced Portfolio                    99.14    139.20     171.78    240.26          19.14     59.20    101.78    220.26
 Fidelity VIP
   III Growth & Income Portfolio
     (Service Class)                            97.50    134.21     163.36    222.91          17.50     54.21     93.36    202.91
   III Mid Cap Portfolio (Service Class)       101.29    145.72     182.74    262.61          21.29     65.72    112.74    242.61
   Overseas Portfolio (Service Class)          100.67    143.86     179.61    256.27          20.67     63.86    109.61    236.27
 FTVIPT
   Franklin Real Estate Fund - Class 2          98.83    138.27     170.20    237.02          18.83     58.27    100.20    217.02
   Franklin Value Securities Fund - Class 2    101.19    145.41     182.22    261.56          21.19     65.41    112.22    241.56
   Templeton International Smaller Companies
   Fund - Class 2                              104.26    154.67     197.72    292.74          24.26     74.67    127.72    272.74

------------------------------------------------------------------------------
12   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ....

                                                                                                NO SURRENDER OR SELECTION
                                                     FULL SURRENDER AT THE                  OF AN ANNUITY PAYOUT PLAN AT THE
                                                    END OF EACH TIME PERIOD                      END OF EACH TIME PERIOD
                                            1 YEAR    3 YEARS    5 YEARS  10 YEARS        1 YEAR   3 YEARS    5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT
   CORE Small Cap Equity Fund              $100.57   $143.55    $179.09   $255.21         $20.57    $63.55   $109.09   $235.21
   CORE U.S. Equity Fund                     99.55    140.44     173.87    244.55          19.55     60.44    103.87    224.55
   Mid Cap Value Fund                       101.08    145.10     181.70    260.50          21.08     65.10    111.70    240.50
 Janus Aspen Series
   Aggressive Growth Portfolio:
     Service Shares                          99.75    141.07     174.92    246.69          19.75     61.07    104.92    226.69
   Global Technology Portfolio:
     Service Shares                         100.88    144.48     180.66    258.39          20.88     64.48    110.66    238.39
   International Growth Portfolio:
     Service Shares                         100.67    143.86     179.61    256.27          20.67     63.86    109.61    236.27
 Lazard Retirement Series
   International Equity Portfolio           103.13    151.28     192.06    281.41          23.13     71.28    122.06    261.41
 MFS-Registered Trademark-  VIT
   Growth Series - Service Class            101.70    146.96     184.81    266.82          21.70     66.96    114.81    246.82
   New Discovery Series - Service Class     103.34    151.90     193.09    283.48          23.34     71.90    123.09    263.48
 Putnam Variable Trust
   Putnam VT International New
     Opportunities Fund -
      Class IB Shares                       106.31    160.82     207.94    313.01          26.31     80.82    137.94    293.01
   Putnam VT Vista Fund - Class IB Shares    99.55    140.44     173.87    244.55          19.55     60.44    103.87    224.55
 Royce
   Micro-Cap Portfolio                      104.16    154.37     197.20    291.71          24.16     74.37    127.20    271.71
 Third Avenue
   Value Portfolio                          103.65    152.83     194.63    286.57          23.65     72.83    124.63    266.57
 Wanger
   International Small Cap                  105.59    158.67     204.37    305.96          25.59     78.67    134.37    285.96
   U.S. Small Cap                           100.78    144.17     180.14    257.33          20.78     64.17    110.14    237.33
 Warburg Pincus Trust -
   Emerging Growth Portfolio                104.67    155.91     199.77    296.82          24.67     75.91    129.77    276.82

----------
+The ten-year surrender charge schedule is not available in Oregon.

------------------------------------------------------------------------------
                                               PROSPECTUS -- MAY 1, 2000    13

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ....

                                                                                                    NO SURRENDER OR SELECTION
                                                         FULL SURRENDER AT THE                  OF AN ANNUITY PAYOUT PLAN AT THE
                                                        END OF EACH TIME PERIOD                      END OF EACH TIME PERIOD
                                                1 YEAR    3 YEARS    5 YEARS  10 YEARS        1 YEAR   3 YEARS    5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
 AXP(SM) Variable Portfolio -
   Blue Chip Advantage Fund                     $88.01   $125.77    $145.99   $208.36         $18.01    $55.77    $95.99   $208.36
   Bond Fund                                     86.57    121.40     138.60    193.03          16.57     51.40     88.60    193.03
   Capital Resource Fund                         86.37    120.78     137.54    190.82          16.37     50.78     87.54    190.82
   Cash Management Fund                          85.34    117.65     132.23    179.72          15.34     47.65     82.23    179.72
   Diversified Equity Income Fund                88.01    125.77     145.99    208.36          18.01     55.77     95.99    208.36
   Emerging Markets Fund                         96.21    150.51     187.43    292.01          26.21     80.51    137.43    292.01
   Extra Income Fund                             86.78    122.03     139.66    195.23          16.78     52.03     89.66    195.23
   Federal Income Fund                           87.29    123.59     142.30    200.72          17.29     53.59     92.30    200.72
   Global Bond Fund                              89.44    130.13     153.35    223.48          19.44     60.13    103.35    223.48
   Growth Fund                                   88.01    125.77     145.99    208.36          18.01     55.77     95.99    208.36
   International Fund                            89.24    129.51     152.30    221.33          19.24     59.51    102.30    221.33
   Managed Fund                                  86.06    119.84     135.95    187.50          16.06     49.84     85.95    187.50
   New Dimensions Fund-Registered Trademark-     86.57    121.40     138.60    193.03          16.57     51.40     88.60    193.03
   S&P 500 Index Fund                            83.40    111.68     122.07    158.33          13.40     41.68     72.07    158.33
   Small Cap Advantage Fund                      90.88    134.48     160.66    238.39          20.88     64.48    110.66    238.39
   Strategy Aggressive Fund                      86.47    121.09     138.07    191.93          16.47     51.09     88.07    191.93
 AIM V.I.
   Capital Appreciation Fund                     85.75    118.90     134.35    184.18          15.75     48.90     84.35    184.18
   Capital Development Fund                      90.88    134.48     160.66    238.39          20.88     64.48    110.66    238.39
 American Century VP
   International                                 92.01    137.89     166.37    249.96          22.01     67.89    116.37    249.96
   Value                                         88.52    127.33     148.63    213.78          18.52     57.33     98.63    213.78
 Calvert CVS
   Social Balanced Portfolio                     87.09    122.97     141.25    198.53          17.09     52.97     91.25    198.53
 Fidelity VIP
   III Growth & Income Portfolio
     (Service Class)                             85.45    117.96     132.76    180.84          15.45     47.96     82.76    180.84
   III Mid Cap Portfolio (Service Class)         89.24    129.51     152.30    221.33          19.24     59.51    102.30    221.33
   Overseas Portfolio (Service Class)            88.62    127.64     149.15    214.86          18.62     57.64     99.15    214.86
 FTVIPT
   Franklin Real Estate Fund - Class 2           86.78    122.03     139.66    195.23          16.78     52.03     89.66    195.23
   Franklin Value Securities Fund - Class 2      89.14    129.20     151.78    220.26          19.14     59.20    101.78    220.26
   Templeton International Smaller Companies
   Fund - Class 2                                92.21    138.50     167.40    252.05          22.21     68.50    117.40    252.05

------------------------------------------------------------------------------
14   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ....

                                                                                                    NO SURRENDER OR SELECTION
                                                           FULL SURRENDER AT THE                OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                                  1 YEAR    3 YEARS    5 YEARS  10 YEARS      1 YEAR   3 YEARS    5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT
   CORE Small Cap Equity Fund                      88.52    127.33     148.63    213.78        18.52     57.33     98.63    213.78
   CORE U.S. Equity Fund                           87.50    124.21     143.36    202.91        17.50     54.21     93.36    202.91
   Mid Cap Value Fund                              89.03    128.89     151.25    219.18        19.03     58.89    101.25    219.18
 Janus Aspen Series
   Aggressive Growth Portfolio: Service Shares     87.70    124.84     144.41    205.09        17.70     54.84     94.41    205.09
   Global Technology Portfolio: Service Shares     88.83    128.27     150.20    217.02        18.83     58.27    100.20    217.02
   International Growth Portfolio:
     Service Shares                                88.62    127.64     149.15    214.86        18.62     57.64     99.15    214.86
 Lazard Retirement Series
   International Equity Portfolio                  91.08    135.10     161.70    240.50        21.08     65.10    111.70    240.50
 MFS-Registered Trademark-  VIT
   Growth Series - Service Class                   89.65    130.75     154.39    225.62        19.65     60.75    104.39    225.62
   New Discovery Series - Service Class            91.29    135.72     162.74    242.61        21.29     65.72    112.74    242.61
 Putnam Variable Trust
   Putnam VT International
     New Opportunities Fund -
      Class IB Shares                              94.26    144.67     177.72    272.74        24.26     74.67    127.72    272.74
   Putnam VT Vista Fund - Class IB Shares          87.50    124.21     143.36    202.91        17.50     54.21     93.36    202.91
 Royce
   Micro-Cap Portfolio                             92.11    138.19     166.89    251.01        22.11     68.19    116.89    251.01
 Third Avenue
   Value Portfolio                                 91.60    136.65     164.29    245.77        21.60     66.65    114.29    245.77
 Wanger
   International Small Cap                         93.54    142.52     174.12    265.54        23.54     72.52    124.12    265.54
   U.S. Small Cap                                  88.73    127.96     149.68    215.94        18.73     57.96     99.68    215.94
 Warburg Pincus Trust -
   Emerging Growth Portfolio                       92.62    139.74     169.47    256.22        22.62     69.74    119.47    256.22

------------------------------------------------------------------------------
                                               PROSPECTUS -- MAY 1, 2000    15

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ....

                                                                                                  NO SURRENDER OR SELECTION
                                                         FULL SURRENDER AT THE                OF AN ANNUITY PAYOUT PLAN AT THE
                                                        END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                                1 YEAR    3 YEARS    5 YEARS  10 YEARS      1 YEAR   3 YEARS    5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 AXP(SM) Variable Portfolio -
   Blue Chip Advantage Fund                     $98.01   $135.77    $165.99   $228.36       $18.01    $55.77    $95.99   $208.36
   Bond Fund                                     96.57    131.40     158.60    213.03        16.57     51.40     88.60    193.03
   Capital Resource Fund                         96.37    130.78     157.54    210.82        16.37     50.78     87.54    190.82
   Cash Management Fund                          95.34    127.65     152.23    199.72        15.34     47.65     82.23    179.72
   Diversified Equity Income Fund                98.01    135.77     165.99    228.36        18.01     55.77     95.99    208.36
   Emerging Markets Fund                        106.21    160.51     207.43    312.01        26.21     80.51    137.43    292.01
   Extra Income Fund                             96.78    132.03     159.66    215.23        16.78     52.03     89.66    195.23
   Federal Income Fund                           97.29    133.59     162.30    220.72        17.29     53.59     92.30    200.72
   Global Bond Fund                              99.44    140.13     173.35    243.48        19.44     60.13    103.35    223.48
   Growth Fund                                   98.01    135.77     165.99    228.36        18.01     55.77     95.99    208.36
   International Fund                            99.24    139.51     172.30    241.33        19.24     59.51    102.30    221.33
   Managed Fund                                  96.06    129.84     155.95    207.50        16.06     49.84     85.95    187.50
   New Dimensions Fund-Registered Trademark-     96.57    131.40     158.60    213.03        16.57     51.40     88.60    193.03
   S&P 500 Index Fund                            93.40    121.68     142.07    178.33        13.40     41.68     72.07    158.33
   Small Cap Advantage Fund                     100.88    144.48     180.66    258.39        20.88     64.48    110.66    238.39
   Strategy Aggressive Fund                      96.47    131.09     158.07    211.93        16.47     51.09     88.07    191.93
 AIM V.I.
   Capital Appreciation Fund                     95.75    128.90     154.35    204.18        15.75     48.90     84.35    184.18
   Capital Development Fund                     100.88    144.48     180.66    258.39        20.88     64.48    110.66    238.39
 American Century VP
   International                                102.01    147.89     186.37    269.96        22.01     67.89    116.37    249.96
   Value                                         98.52    137.33     168.63    233.78        18.52     57.33     98.63    213.78
 Calvert CVS
   Social Balanced Portfolio                     97.09    132.97     161.25    218.53        17.09     52.97     91.25    198.53
 Fidelity VIP
   III Growth & Income Portfolio
     (Service Class)                             95.45    127.96     152.76    200.84        15.45     47.96     82.76    180.84
   III Mid Cap Portfolio (Service Class)         99.24    139.51     172.30    241.33        19.24     59.51    102.30    221.33
   Overseas Portfolio (Service Class)            98.62    137.64     169.15    234.86        18.62     57.64     99.15    214.86
 FTVIPT
   Franklin Real Estate Fund - Class 2           96.78    132.03     159.66    215.23        16.78     52.03     89.66    195.23
   Franklin Value Securities Fund - Class 2      99.14    139.20     171.78    240.26        19.14     59.20    101.78    220.26
   Templeton International Smaller Companies
   Fund - Class 2                               102.21    148.50     187.40    272.05        22.21     68.50    117.40    252.05

-------------------------------------------------------------------------------
16   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ....

                                                                                                NO SURRENDER OR SELECTION
                                                     FULL SURRENDER AT THE                  OF AN ANNUITY PAYOUT PLAN AT THE
                                                    END OF EACH TIME PERIOD                      END OF EACH TIME PERIOD
                                            1 YEAR    3 YEARS    5 YEARS  10 YEARS        1 YEAR   3 YEARS    5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT
   CORE Small Cap Equity Fund                98.52    137.33     168.63    233.78          18.52     57.33     98.63    213.78
   CORE U.S. Equity Fund                     97.50    134.21     163.36    222.91          17.50     54.21     93.36    202.91
   Mid Cap Value Fund                        99.03    138.89     171.25    239.18          19.03     58.89    101.25    219.18
 Janus Aspen Series
   Aggressive Growth Portfolio:
     Service Shares                           97.70   134.84     164.41    225.09          17.70     54.84     94.41    205.09
   Global Technology Portfolio:
     Service Shares                           98.83   138.27     170.20    237.02          18.83     58.27    100.20    217.02
   International Growth Portfolio:
     Service Shares                           98.62   137.64     169.15    234.86          18.62     57.64     99.15    214.86
 Lazard Retirement Series
   International Equity Portfolio           101.08    145.10     181.70    260.50          21.08     65.10    111.70    240.50
 MFS-Registered Trademark-  VIT
   Growth Series - Service Class             99.65    140.75     174.39    245.62          19.65     60.75    104.39    225.62
   New Discovery Series - Service Class     101.29    145.72     182.74    262.61          21.29     65.72    112.74    242.61
 Putnam Variable Trust
   Putnam VT International
     New Opportunities Fund -
      Class IB Shares                       104.26    154.67     197.72    292.74          24.26     74.67    127.72    272.74
   Putnam VT Vista Fund - Class IB Shares    97.50    134.21     163.36    222.91          17.50     54.21     93.36    202.91
 Royce
   Micro-Cap Portfolio                      102.11    148.19     186.89    271.01          22.11     68.19    116.89    251.01
 Third Avenue
   Value Portfolio                          101.60    146.65     184.29    265.77          21.60     66.65    114.29    245.77
 Wanger
   International Small Cap                  103.54    152.52     194.12    285.54          23.54     72.52    124.12    265.54
   U.S. Small Cap                            98.73    137.96     169.68    235.94          18.73     57.96     99.68    215.94
 Warburg Pincus Trust -
   Emerging Growth Portfolio                102.62    149.74     189.47    276.22          22.62     69.74    119.47    256.22

----------
+ The ten-year surrender charge schedule is not available in Oregon.

* In these examples, the $30 contract administrative charge is approximated as a 0.057% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

------------------------------------------------------------------------------
                                               PROSPECTUS -- MAY 1, 2000    17

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.

YEAR ENDED DEC. 31,                                                                                      1999
SUBACCOUNT BC1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.11
 Number of accumulation units outstanding at end of period (000 omitted)                                 8,145
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT BC2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.11
 Number of accumulation units outstanding at end of period (000 omitted)                                 7,503
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT BD1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - BOND FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.01
 Number of accumulation units outstanding at end of period (000 omitted)                                11,675
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT BD2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - BOND FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.01
 Number of accumulation units outstanding at end of period (000 omitted)                                 7,186
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CR1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.14
 Number of accumulation units outstanding at end of period (000 omitted)                                 3,227
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CR2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.14
 Number of accumulation units outstanding at end of period (000 omitted)                                 5,333
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                      1999
Subaccount CM1(1) (Investing in shares of AXP(SM) Variable Portfolio - Cash Management Fund)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.01
 Number of accumulation units outstanding at end of period (000 omitted)                                87,424
 Ratio of operating expense to average net assets                                                         0.95%
 Simple yield(2)                                                                                          5.03%
 Compound yield(2)                                                                                        5.16%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CM2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.01
 Number of accumulation units outstanding at end of period (000 omitted)                                65,522
 Ratio of operating expense to average net assets                                                         0.75%
 Simple yield(2)                                                                                          5.26%
 Compound yield(2)                                                                                        5.40%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT DE1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.03
 Number of accumulation units outstanding at end of period (000 omitted)                                 3,441
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT DE2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.03
 Number of accumulation units outstanding at end of period (000 omitted)                                 3,149
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EI1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.01
 Number of accumulation units outstanding at end of period (000 omitted)                                10,137
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EI2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.01
 Number of accumulation units outstanding at end of period (000 omitted)                                 7,774
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  19

YEAR ENDED DEC. 31,                                                                                      1999
SUBACCOUNT FI1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.00
 Number of accumulation units outstanding at end of period (000 omitted)                                12,796
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT FI2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.00
 Number of accumulation units outstanding at end of period (000 omitted)                                11,135
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT GB1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.00
 Number of accumulation units outstanding at end of period (000 omitted)                                 2,368
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT GB2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.00
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,552
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT GR1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - GROWTH FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.18
 Number of accumulation units outstanding at end of period (000 omitted)                                13,813
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT GR2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - GROWTH FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.18
 Number of accumulation units outstanding at end of period (000 omitted)                                16,891
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                      1999
SUBACCOUNT IE1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.27
 Number of accumulation units outstanding at end of period (000 omitted)                                 2,173
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT IE2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.27
 Number of accumulation units outstanding at end of period (000 omitted)                                 2,575
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT MF1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - MANAGED FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.09
 Number of accumulation units outstanding at end of period (000 omitted)                                 6,539
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT MF2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - MANAGED FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.09
 Number of accumulation units outstanding at end of period (000 omitted)                                 5,220
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT ND1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO -
NEW DIMENSIONS FUND-REGISTERED TRADEMARK-)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.19
 Number of accumulation units outstanding at end of period (000 omitted)                                32,483
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT ND2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO -
NEW DIMENSIONS FUND-REGISTERED TRADEMARK-)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.19
 Number of accumulation units outstanding at end of period (000 omitted)                                31,537
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  21

YEAR ENDED DEC. 31,                                                                                      1999
SUBACCOUNT SC1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.12
 Number of accumulation units outstanding at end of period (000 omitted)                                 3,029
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT SC2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.12
 Number of accumulation units outstanding at end of period (000 omitted)                                 2,970
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT SA1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.51
 Number of accumulation units outstanding at end of period (000 omitted)                                 3,901
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT SA2(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.51
 Number of accumulation units outstanding at end of period (000 omitted)                                 4,470
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1CA(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.31
 Number of accumulation units outstanding at end of period (000 omitted)                                 5,160
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2CA(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.31
 Number of accumulation units outstanding at end of period (000 omitted)                                 4,337
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------


22  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                      1999
SUBACCOUNT 1CD(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.26
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,892
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2CD(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.26
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,678
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1IF(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP INTERNATIONAL)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.44
 Number of accumulation units outstanding at end of period (000 omitted)                                 2,094
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2IF(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP INTERNATIONAL)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.44
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,791
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1VA(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $0.92
 Number of accumulation units outstanding at end of period (000 omitted)                                 4,775
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2VA(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $0.92
 Number of accumulation units outstanding at end of period (000 omitted)                                 3,657
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  23

YEAR ENDED DEC. 31,                                                                                      1999
SUBACCOUNT 1GI(1) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & INCOME PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.04
 Number of accumulation units outstanding at end of period (000 omitted)                                18,137
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2GI(1) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & INCOME PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.05
 Number of accumulation units outstanding at end of period (000 omitted)                                15,603
 Ratio of operating expense to  average net assets                                                        0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1MP(1) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.24
 Number of accumulation units outstanding at end of period (000 omitted)                                 6,945
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2MP(1) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.24
 Number of accumulation units outstanding at end of period (000 omitted)                                 5,709
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1OS(1) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.23
 Number of accumulation units outstanding at end of period (000 omitted)                                 3,612
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2OS(1) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.23
 Number of accumulation units outstanding at end of period (000 omitted)                                 3,421
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                      1999
SUBACCOUNT 1RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $0.96
 Number of accumulation units outstanding at end of period (000 omitted)                                   683
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $0.96
 Number of accumulation units outstanding at end of period (000 omitted)                                   885
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $0.96
 Number of accumulation units outstanding at end of period (000 omitted)                                   590
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $0.96
 Number of accumulation units outstanding at end of period (000 omitted)                                   586
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1IS(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.02
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,053
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2IS(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.02
 Number of accumulation units outstanding at end of period (000 omitted)                                   897
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  25

YEAR ENDED DEC. 31,                                                                                      1999
SUBACCOUNT 1SE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.13
 Number of accumulation units outstanding at end of period (000 omitted)                                 2,665
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2SE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.13
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,876
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE U.S. EQUITY FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.10
 Number of accumulation units outstanding at end of period (000 omitted)                                 9,951
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE U.S. EQUITY FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.10
 Number of accumulation units outstanding at end of period (000 omitted)                                 8,981
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $0.95
 Number of accumulation units outstanding at end of period (000 omitted)                                 2,023
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $0.95
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,634
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------


26  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                      1999
SUBACCOUNT 1IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT SERIES INTERNATIONAL EQUITY PORTFOLIO)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.07
 Number of accumulation units outstanding at end of period (000 omitted)                                 2,504
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT SERIES INTERNATIONAL EQUITY PORTFOLIO)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.07
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,981
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1IN(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.51
 Number of accumulation units outstanding at end of period (000 omitted)                                 8,200
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2IN(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.51
 Number of accumulation units outstanding at end of period (000 omitted)                                 6,079
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.36
 Number of accumulation units outstanding at end of period (000 omitted)                                 7,245
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.36
 Number of accumulation units outstanding at end of period (000 omitted)                                 5,084
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  27

YEAR ENDED DEC. 31,                                                                                      1999
SUBACCOUNT 1MI(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.15
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,886
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2MI(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.15
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,228
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1SV(3) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.08
 Number of accumulation units outstanding at end of period (000 omitted)                                 2,043
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2SV(3) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.08
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,873
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.51
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,343
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.51
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,234
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------


28  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                      1999
SUBACCOUNT 1SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.15
 Number of accumulation units outstanding at end of period (000 omitted)                                 2,723
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.15
 Number of accumulation units outstanding at end of period (000 omitted)                                 2,476
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1EG(3) (INVESTING IN SHARES OF WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.32
 Number of accumulation units outstanding at end of period (000 omitted)                                 2,872
 Ratio of operating expense to average net assets                                                         0.95%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 2EG(3) (INVESTING IN SHARES OF WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.32
 Number of accumulation units outstanding at end of period (000 omitted)                                 1,838
 Ratio of operating expense to average net assets                                                         0.75%
---------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Sept. 15, 1999.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on Sept. 21, 1999.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  29

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and do not have any assets. You can find our audited financial statements later in this prospectus

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-  contract administrative charge,

-  mortality and expense risk fee, and

-  surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
30   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

THE VARIABLE ACCOUNT AND THE FUNDS
You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES:       INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
BC1              AXP(SM) Variable Portfolio -      Objective: long-term total return         IDS Life, investment manager; American
BC2              Blue Chip Advantage Fund          exceeding that of the U.S. stock          Express Financial Corporation (AEFC)
                                                   market. Invests primarily in common       investment advisor.
                                                   stocks of companies included in the
                                                   unmanaged S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
BD1              AXP(SM) Variable Portfolio -      Objective: high level of current          IDS Life, investment manager; AEFC
BD2              Bond Fund                         income while conserving the value of      investment advisor.
                                                   the investment and continuing a high
                                                   level of income for the longest time
                                                   period. Invests primarily in bonds and
                                                   other debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
CR1              AXP(SM) Variable Portfolio -      Objective: capital appreciation.          IDS Life, investment manager; AEFC
CR2              Capital Resource Fund             Invests primarily in U.S. common          investment advisor.
                                                   stocks and other securities
                                                   convertible into common stocks.
------------------------------------------------------------------------------------------------------------------------------------
CM1              AXP(SM) Variable Portfolio -      Objective: maximum current income         IDS Life, investment manager; AEFC
CM2              Cash Management Fund              consistent with liquidity and             investment advisor.
                                                   conservation of capital. Invests in
                                                   money market securities.
------------------------------------------------------------------------------------------------------------------------------------
DE1              AXP(SM) Variable Portfolio -      Objective: high level of current          IDS Life, investment manager; AEFC
DE2              Diversified Equity Income Fund    income and, as a secondary goal,          investment advisor.
                                                   steady growth of capital. Invests
                                                   primarily in dividend-paying common
                                                   and preferred stocks.
------------------------------------------------------------------------------------------------------------------------------------
EM1              AXP(SM) Variable Portfolio -      Objective: long-term capital growth.      IDS Life, investment manager; AEFC
EM2              Emerging Markets Fund             Invests primarily in equity securities    investment advisor; American Express
                                                   of companies in emerging markets.         Asset Management International, Inc.,
                                                                                             a wholly-owned subsidiary of AEFC, is
                                                                                             the sub-investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
EI1              AXP(SM) Variable Portfolio -      Objective: high current income, with      IDS Life, investment manager; AEFC
EI2              Extra Income Fund                 capital growth as a secondary             investment advisor.
                                                   objective. Invests primarily in
                                                   high-yielding, high-risk corporate
                                                   bonds issued by U.S. and foreign
                                                   companies and governments.
------------------------------------------------------------------------------------------------------------------------------------
FI1              AXP(SM) Variable Portfolio -      Objective: high level of current          IDS Life, investment manager;
FI2              Federal Income Fund               income and safety of principal            AEFC investment advisor.
                                                   consistent with an investment in
                                                   U.S. government and government
                                                   agency securities. Invests
                                                   primarily in debt obligations
                                                   issued or guaranteed as to
                                                   principal and interest by the
                                                   U.S. government, its agencies or
                                                   instrumentalities.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   31

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES:       INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
GB1              AXP(SM) Variable Portfolio -      Objective: high total return              IDS Life, investment manager;
GB2              Global Bond Fund                  through income and growth of              AEFC investment advisor.
                                                   capital. Non-diversified mutual
                                                   fund that invests primarily in
                                                   debt obligations of U.S. and
                                                   foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
GR1              AXP(SM) Variable Portfolio -      Objective: long-term capital              IDS Life, investment manager;
GR2              Growth Fund                       growth. Invests primarily in              AEFC investment advisor.
                                                   common stocks and securities
                                                   convertible into common stocks
                                                   that appear to offer growth
                                                   opportunities.
------------------------------------------------------------------------------------------------------------------------------------
IE1              AXP(SM) Variable Portfolio -      Objective: capital appreciation.          IDS Life, investment manager;
IE2              International Fund                Invests primarily in common               AEFC investment advisor.
                                                   stocks or convertible securities          American Express Asset
                                                   of foreign issuers that offer             Management International, Inc.,
                                                   growth potential.                         a wholly-owned subsidiary of
                                                                                             AEFC, is the sub-investment
                                                                                             advisor.
------------------------------------------------------------------------------------------------------------------------------------
MF1              AXP(SM) Variable Portfolio -      Objective: maximum total                  IDS Life, investment manager;
MF2              Managed Fund                      investment return through a               AEFC investment advisor.
                                                   combination of capital growth
                                                   and current income. Invests
                                                   primarily in stocks, convertible
                                                   securities, bonds and other debt
                                                   securities.
------------------------------------------------------------------------------------------------------------------------------------
ND1              AXP(SM) Variable Portfolio -      Objective: long-term growth of            IDS Life, investment manager;
ND2              New Dimensions Fund-Registered    capital. Invests primarily in             AEFC investment advisor.
                 Trademark-                        common stocks of U.S. and
                                                   foreign companies showing
                                                   potential for significant
                                                   growth.
------------------------------------------------------------------------------------------------------------------------------------
SP1              AXP(SM) Variable Portfolio -      Objective: long-term capital              IDS Life, investment manager;
SP2              S&P 500 Index Fund                appreciation. Invests primarily           AEFC investment advisor.
                                                   in securities that are expected
                                                   to provide investment results
                                                   that correspond to the
                                                   performance of the S&P 500
                                                   Index.
------------------------------------------------------------------------------------------------------------------------------------
SC1              AXP(SM) Variable Portfolio -      Objective: long-term capital              IDS Life, investment manager;
SC2              Small Cap Advantage Fund          growth. Invests primarily in              AEFC investment advisor. Kenwood
                                                   equity stocks of small companies          Capital Management LLC is the
                                                   that are often included in the            sub-investment advisor.
                                                   S&P SmallCap 600 Index or the
                                                   Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
SA1              AXP(SM) Variable Portfolio -      Objective: capital appreciation.          IDS Life, investment manager;
SA2              Strategy Aggressive Fund          Invests primarily in common               AEFC investment advisor.
                                                   stocks of small-and medium-size
                                                   companies.
------------------------------------------------------------------------------------------------------------------------------------
1CA              AIM V.I. Capital                  Objective: growth of capital.             A I M Advisors, Inc.
2CA              Appreciation Fund                 Invests primarily in common
                                                   stocks, with emphasis on medium-
                                                   or small-sized growth companies.
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
32   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT     INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES:       INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
1CD            AIM V.I. Capital Development        Objective: long term growth of            A I M Advisors, Inc.
2CD            Fund                                capital. Invests primarily in
                                                   securities (including common
                                                   stocks, convertible securities
                                                   and bonds) of small- and
                                                   medium-sized companies.
------------------------------------------------------------------------------------------------------------------------------------
1IF            American Century VP                 Objective: long term capital              American Century Investment
2IF            International                       growth. Invests primarily in              Management, Inc.
                                                   stocks of growing foreign
                                                   companies.
------------------------------------------------------------------------------------------------------------------------------------
1VA            American Century VP Value           Objective: long-term capital              American Century Investment
2VA                                                growth, with income as a                  Management, Inc.
                                                   secondary objective. Invests
                                                   primarily in securities that
                                                   management believes to be
                                                   undervalued at the time of
                                                   purchase.
------------------------------------------------------------------------------------------------------------------------------------
1SR            Calvert Variable Series Inc.        Objective: income and capital             Calvert Asset Management
2SR            Social Balanced Portfolio           growth. Invests primarily in              Company, Inc. (CAMCO) is the
                                                   stocks, bonds and money market            investment advisor. NCM Capital
                                                   instruments which offer income            Management Group, Inc. is the
                                                   and capital growth opportunity            investment subadvisor.
                                                   and which satisfy the investment
                                                   and social criteria.
------------------------------------------------------------------------------------------------------------------------------------
1GI            Fidelity VIP III Growth & Income    Objective: high total return              Fidelity Management & Research
2GI            Portfolio (Service Class)           through a combination of current          Company (FMR), investment
                                                   income and capital appreciation.          manager; FMR U.K. and FMR Far
                                                   Invests primarily in common               East, sub-investment advisors.
                                                   stocks with a focus on those
                                                   that pay current dividends and
                                                   show potential for capital
                                                   appreciation.
------------------------------------------------------------------------------------------------------------------------------------
1MP            Fidelity VIP III Mid Cap            Objective: long-term growth of            FMR, investment manager; FMR
2MP            Portfolio (Service Class)           capital. Invests primarily in             U.K. and FMR Far East,
                                                   medium market capitalization              sub-investment advisors.
                                                   common stocks.
------------------------------------------------------------------------------------------------------------------------------------
1OS            Fidelity VIP Overseas Portfolio     Objective: long-term growth of            FMR, investment manager; FMR
2OS            (Service Class)                     capital. Invests primarily in             U.K., FMR Far East, Fidelity
                                                   common stocks of foreign                  International Investment
                                                   securities.                               Advisors (FIIA) and FIIA U.K.,
                                                                                             sub-investment advisors.
------------------------------------------------------------------------------------------------------------------------------------
1RE            FTVIPT Franklin Real Estate Fund -  Objective: capital appreciation           Franklin Advisers, Inc.
2RE            Class 2 (previously Franklin        with a secondary goal to earn
               Real Estate Securities Fund)        current income. Invests
                                                   primarily in securities of
                                                   companies operating in the real
                                                   estate industry, primarily
                                                   equity real estate investment
                                                   trusts (REITS).
------------------------------------------------------------------------------------------------------------------------------------
1SI            FTVIPT Franklin Value Securities    Objective: long-term total                Franklin Advisory Services, LLC
2SI            Fund - Class 2                      return. Invests primarily in
                                                   equity securities of companies
                                                   the manager believes are
                                                   undervalued.
------------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   33

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT     INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES:       INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
1IS            FTVIPT Templeton International      Objective: long-term capital              Templeton Investment Counsel,
2IS            Smaller Companies Fund - Class 2    appreciation. Invests primarily           Inc.
                                                   in equity securities of smaller
                                                   companies located outside the
                                                   U.S., including those in
                                                   emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
1SE            Goldman Sachs VIT CORE Small Cap    Objective: long-term growth of            Goldman Sachs Asset Management
2SE            Equity Fund                         capital. Invests primarily in a
                                                   broadly diversified portfolio of
                                                   equity securities of U.S.
                                                   issuers which are included in
                                                   the Russell 2000 Index at the
                                                   time of investment.
------------------------------------------------------------------------------------------------------------------------------------
1UE            Goldman Sachs VIT CORE U.S.         Objective: long-term growth of            Goldman Sachs Asset Management
2UE            Equity Fund                         capital and dividend income.
                                                   Invests primarily in a broadly
                                                   diversified portfolio of
                                                   large-cap and blue chip equity
                                                   securities representing all
                                                   major sectors of the U.S.
                                                   economy.
------------------------------------------------------------------------------------------------------------------------------------
1MC            Goldman Sachs VIT Mid Cap Value     Objective: long-term capital              Goldman Sachs Asset Management
2MC            Fund                                appreciation. Invests primarily
                                                   in mid-capitalization companies
                                                   within the range of the market
                                                   capitalization of companies
                                                   constituting the Russell Midcap
                                                   Value Index at the time of
                                                   investment.
------------------------------------------------------------------------------------------------------------------------------------
1AG            Janus Aspen Series Aggressive       Objective: long-term growth of            Janus Capital
2AG            Growth Portfolio: Service Shares    capital. Non-diversified mutual
                                                   fund that invests primarily in
                                                   common stocks selected for their
                                                   growth potential and normally
                                                   invests at least 50% of its
                                                   equity assets in medium-sized
                                                   companies.
------------------------------------------------------------------------------------------------------------------------------------
1GT            Janus Aspen Series Global           Objective: long-term growth of            Janus Capital
2GT            Technology Portfolio: Service       capital. Non-diversified mutual
               Shares                              fund that invests primarily in
                                                   equity securities of U.S. and
                                                   foreign companies selected for
                                                   their growth potential. Normally
                                                   invests at least 65% of total
                                                   assets in securities of
                                                   companies that the portfolio
                                                   manager believes will benefit
                                                   significantly from advancements
                                                   or improvements in technology.
------------------------------------------------------------------------------------------------------------------------------------
1IG            Janus Aspen Series International    Objective: long-term growth of         Janus Capital
2IG            Growth Portfolio: Service Shares    capital. Invests at least 65%of
                                                   its total assets in securities
                                                   of issuers from at least five
                                                   different countries, excluding
                                                   the U.S. It may at times invest
                                                   all of its assets in fewer than
                                                   five countries or even a single
                                                   country.
------------------------------------------------------------------------------------------------------------------------------------
1IP            Lazard Retirement Series            Objective: long-term capital              Lazard Asset Management
2IP            International Equity Portfolio      appreciation. Invests primarily
                                                   in equity securities,
                                                   principally common stocks of
                                                   relatively large non-U.S.
                                                   companies (those whose total
                                                   market value is more than $1
                                                   billion) that the Investment
                                                   Manager believes are undervalued
                                                   based on their earnings, cash
                                                   flow or asset values.
------------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
34   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT     INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES:       INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
1MG            MFS-Registered Trademark- VIT       Objective: long-term growth of            MFS Investment
2MG            Growth Series - Service Class       capital and future income.                Management-Registered Trademark-
                                                   Invests at least 80% of its
                                                   total assets in common stocks
                                                   and related securities of
                                                   companies which MFS believes
                                                   offer better than average
                                                   prospects for long-term growth.
------------------------------------------------------------------------------------------------------------------------------------
1MD            MFS-Registered Trademark- VIT       Objective: capital appreciation.          MFS Investment
2MD            New Discovery Series - Service      Invests primarily in equity               Management-Registered Trademark-
               Class                               securities of emerging growth
                                                   companies.
------------------------------------------------------------------------------------------------------------------------------------
1IN            Putnam VT International New         Objective: long-term capital              Putnam Investment Management,
2IN            Opportunities Fund - Class IB       appreciation. Invests primarily           Inc.
               Shares                              in a diversified portfolio of
                                                   common stocks that Putnam
                                                   Management believes have
                                                   above-average potential for
                                                   capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
1VS            Putnam VT Vista Fund - Class IB     Objective: capital appreciation.          Putnam Investment Management,
2VS            Shares                              Invests primarily in a                    Inc.
                                                   diversified portfolio of common
                                                   stocks that Putnam Management
                                                   believes have the potential for
                                                   above-average capital
                                                   appreciation.
------------------------------------------------------------------------------------------------------------------------------------
1MI            Royce Micro-Cap Portfolio           Objective: long-term growth of            Royce & Associates, Inc.
2MI                                                capital. Invests primarily in a
                                                   broadly diversified portfolio of
                                                   equity securities issued by
                                                   micro-cap companies (companies
                                                   with stock market
                                                   capitalizations below $300
                                                   million).
------------------------------------------------------------------------------------------------------------------------------------
1SV            Third Avenue Value Portfolio        Objective: long-term capital              EQSF, Inc.
2SV                                                appreciation. Invests primarily
                                                   in common stocks of
                                                   well-financed companies at a
                                                   substantial discount to what the
                                                   Advisor believes is their true
                                                   value.
------------------------------------------------------------------------------------------------------------------------------------
1IT            Wanger International Small Cap      Objective: long-term growth of            Wanger Asset Management, L.P.
2IT                                                capital. Invests primarily in
                                                   stocks of small- and medium-size
                                                   non-U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
1SP            Wanger U.S. Small Cap               Objective: long-term growth of            Wanger Asset Management, L.P.
2SP                                                capital. Invests primarily in
                                                   stocks of small- and medium-size
                                                   U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
1EG            Warburg Pincus Trust - Emerging     Objective: maximum capital                Credit Suisse
2EG            Growth Portfolio                    appreciation. Invests primarily           Asset Management, LLC
                                                   in equity securities of small-
                                                   or medium-sized U.S.
                                                   emerging-growth companies.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   35

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results, and those results may differ significantly from other funds with similar investment objectives and policies.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


--------------------------------------------------------------------------------
36   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

-  the length of the surrender charge period (seven or ten years);*

-  the fixed account and/or subaccounts in which you want to invest;

-  how you want to make purchase payments; and

-  a beneficiary.

*The ten-year surrender charge schedule is not available in Oregon.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.



--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   37

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS*, the settlement date must be:

-  no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the settlement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs* and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

* These qualified annuities are not scheduled to be available until June 2000. Please see your sales representative for more information.


BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS: Purchase payments are limited and may not be paid after the third contract anniversary in Massachusetts, Washington and Oregon.

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

      If paying by installments under a scheduled payment plan:       If paying by any other method:
         $23.08 biweekly, or                                            $1,000 initial payment for qualified annuities
         $50 per month                                                  $2,000 initial payment for nonqualified annuities
                                                                        $50 for any additional payments

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

      For the first year:                                             For each subsequent year:
         $1,000,000 up to age 85                                        $100,000 up to age 85
         $100,000 for ages 86 to 90                                     $50,000 for ages 86-90

** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or
2. a lump sum transfer from the fixed account to a subaccount.


--------------------------------------------------------------------------------
38   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SCHEDULED PAYMENT PLAN:
We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or
- a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

------------------------------------------------------------------------------
                                               PROSPECTUS -- MAY 1, 2000    39

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten (10) years before surrender. You select the surrender charge period at the time of your application for the contract.* The surrender charge percentages that apply to you are shown in your contract.

*The ten-year surrender charge schedule is not available in Oregon.

For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

-------------------------------------------------------------------------------
40   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:


---------------------------------------------------------------------------------------------------------------------------
                         SEVEN-YEARS SCHEDULE                                     TEN-YEARS SCHEDULE
---------------------------------------------------------------------------------------------------------------------------
            YEARS FROM PURCHASE           SURRENDER CHARGE          YEARS FROM PURCHASE           SURRENDER CHARGE
              PAYMENT RECEIPT                PERCENTAGE               PAYMENT RECEIPT                PERCENTAGE
                     1                           7%                          1                           8%
                     2                           7                           2                           8
                     3                           7                           3                           8
                     4                           6                           4                           7
                     5                           5                           5                           7
                     6                           4                           6                           6
                     7                           2                           7                           5
                Thereafter                       0                           8                           4
                                                                             9                           3
                                                                            10                           2
---------------------------------------------------------------------------------------------------------------------------
                                                                         Thereafter                      0

For a partial surrender that is subject to a surrender charge, the amount deducted for the surrender charge will be a percentage of the total amount surrendered. We will deduct the charge from the value remaining after we pay you the amount you requested. Example: Assume you request a surrender of $1,000 and there is a 7% surrender charge. The surrender charge is $75.26 for a total surrender amount of $1,075.26. This charge represents 7% of the total amount surrendered and we deduct it from the contract value remaining after we pay you the $1,000 you requested.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E: Payouts for a specified period. Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge is equal to the difference in discount values using the above discount rates and the assumed investment rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

------------------------------------------------------------------------------
                                               PROSPECTUS -- MAY 1, 2000    41

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- The contract date is July 1, 2000 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-    We received these payments:
     -- $10,000 July 1, 2000;
     -- $8,000 Dec.31, 2005
     -- $6,000 Feb. 20, 2008; and

- The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2009 and had not made any other surrenders during that contract year; and

-    The prior anniversary July 1, 2008 contract value was $28,000.


     SURRENDER CHARGE      EXPLANATION
           $0              $2,500 is contract earnings surrendered without charge; and

            0              $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge
                           (from above). 10% of $28,000= $2,800 minus $2,500 = $300

            0              $10,000 July 1, 2000 payment was received eight or more
                           years before surrender and is surrendered without surrender charge; and

          400              $8,000 Dec. 31, 2005 payment is in its fifth year from receipt, surrendered with a 5% surrender charge; and

          420              $6,000 Feb. 20, 2008 payment is in its third year from receipt, surrendered with a 7% surrender charge.
     ----------------
         $820

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract will be the amount you request plus any applicable surrender charge. We apply the surrender charge to this total amount. We pay you the amount you requested. If you make a full surrender of your contract, we also will deduct the $30 contract administrative charge.

-------------------------------------------------------------------------------
42   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for: - surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

- amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan; - amounts we refund to you during the free look period*; - death benefits*; and

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. We will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Valuing Your Investment -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 591U2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

------------------------------------------------------------------------------
                                               PROSPECTUS -- MAY 1, 2000    43

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus any purchase payment credits allocated to the fixed account;

- plus interest credited; - minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-    minus any prorated contract administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

-------------------------------------------------------------------------------
44   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any purchase payment credits allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders; - surrender charges; and/or

-    prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

PURCHASE PAYMENT CREDITS

We add a credit* to your contract in the amount of:

-    1% of each purchase payment received:

     --   if you elect the ten-year surrender charge schedule for your contract;
          or

     -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

 We will reverse credits from the contract value for any purchase payment that is not honored.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

*The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

------------------------------------------------------------------------------
                                               PROSPECTUS -- MAY 1, 2000    45

Because of higher charges, there may be circumstances where you may be worse off having received the credit than in other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full withdrawal in years five through ten. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange contract you currently own for this contract. This credit is available because of lower costs associated with larger sized contracts and through revenue from a higher and longer withdrawal charge schedule. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credits. We use all the revenue from these lower costs and higher charges to pay for the cost of the credits. However, we could profit if contract owners hold their contracts for less than the surrender charge period. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


                                                  HOW DOLLAR-COST AVERAGING WORKS
---------------------------------------------------------------------------------------------------------------------------
                                MONTH               AMOUNT          ACCUMULATION         NUMBER OF UNITS
                                                   INVESTED          UNIT VALUE             PURCHASED
By investing an
equal number of
dollars each month...            Jan                  $100                $20                 5.00

                                 Feb                   100                 18                 5.56

                                 Mar                   100                 17                 5.88

you automatically    -->         Apr                   100                 15                 6.67
buy more units
when the per unit                May                   100                 16                 6.25
market price is low
                                 Jun                   100                 18                 5.56

                                 Jul                   100                 17                 5.88

                                 Aug                   100                 19                 5.26

and fewer units      -->         Sep                   100                 21                 4.76
when the per unit
market price is high.            Oct                   100                 20                 5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

-------------------------------------------------------------------------------
46   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

TRANSFERRING MONEY BETWEEN ACCOUNTS

You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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                                               PROSPECTUS -- MAY 1, 2000    47

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)

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48   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

3 BY PHONE:

Call between 7 a.m. and 6 p.m. Central time:
1-800-862-7919 (TOLL FREE)

TTY service for the hearing impaired:
1-800-285-8846 (TOLL FREE)

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity payout plans").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

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                                               PROSPECTUS -- MAY 1, 2000    49

RECEIVING PAYMENT
By regular or express mail:

-    payable to you;
-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

-    request that payment be wired to your bank;
-    bank account must be in the same ownership as your contract; and
-    pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     -- trading on the NYSE is restricted, according to SEC rules; -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;
     --   you are disabled as defined in the Code;
     -- you separated from the service of the employer who purchased the contract; or
     --   the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan as described in detail in your contract.

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50   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-    the contract value;
-    purchase payments, minus any "adjusted partial surrenders"; or
- the contract value as of the most recent sixth contract anniversary, plus any purchase payments paid and minus any "adjusted partial surrenders" since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-    the contract value; or
-    purchase payments minus any "adjusted partial surrenders."

ADJUSTED PARTIAL SURRENDERS: We calculate an "adjusted partial surrender" for each partial surrender as the product of (a) times (b) where

     (a) is the ratio of the amount of the partial surrender (including any applicable surrender charge) to the contract value on the date of (but prior to) the partial surrender; and

     (b) is the death benefit on the date of (but prior to) the partial surrender.

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                                               PROSPECTUS -- MAY 1, 2000    51

EXAMPLE OF DEATH BENEFIT CALCULATION WHEN THE OWNER AND ANNUITANT ARE AGE 80 OR
YOUNGER:

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2000.
- On Jan 1, 2006 (the 6th contract anniversary) the contract value grows to $30,000.
- March 1, 2006 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2006 as follows:

   The contract value on the most recent 6th contract anniversary:                  $30,000.00
   plus any purchase payments paid since that anniversary:                          +     0.00
   minus any "adjusted partial surrenders" taken since that  anniversary
   calculated as:          $1,500 x $30,000                =                        - 1,607.14
                           ----------------                                         ----------
                               $28,000
   for a death benefit of:                                                          $28,392.86

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. A death benefit paid in a single sum will be reduced by the amount of any purchase payment credits applied to the contract within 12 months of the date of death. (See "Valuing Your Investment -- Purchase Payment credits.") We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")

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52   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

-    the annuity payout plan you select;
-    the annuitant's age and, in most cases, sex;
-    the annuity table in the contract; and
-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


ANNUITY TABLE
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

SUBSTITUTION OF 3.5% TABLE
If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

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                                               PROSPECTUS -- MAY 1, 2000    53

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payment. For qualified contracts, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified contracts, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

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54   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

RESTRICTIONS FOR SOME TAX-DEFERRED RETIREMENT PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

-    over the life of the annuitant;
-    over the joint lives of the annuitant and a designated beneficiary;
-    for a period not exceeding the life expectancy of the annuitant; or
- for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


DEATH AFTER ANNUITY PAYOUTS BEGIN
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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                                               PROSPECTUS -- MAY 1, 2000    55

TAXES

Generally, under current law, your contract has a tax deferral feature. This means, any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs* may grow and be distributed tax-free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: Your contract may be used to fund a tax-deferred retirement plan that is already tax-deferred under the Code. The contract will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs*) and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly.

SURRENDERS: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract (except a Roth IRA) is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

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56   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age
59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA* before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you or your beneficiary:

-    because of your death;
-    because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

* These qualified annuities are not scheduled to be available until June 2000. Please see your sales representative for more information.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time we make payout. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
-    the payout is a minimum distribution required under the Code.

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                                               PROSPECTUS -- MAY 1, 2000    57

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by
-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

-------------------------------------------------------------------------------
58   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;
-    the existing funds become unavailable; or
-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;
-    combine any two or more subaccounts;
- make additional subaccounts investing in additional funds; - transfer assets to and from the subaccounts or the variable account; and - eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 200 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and 9,480 financial advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation

Other contracts issued by IDS Life or its affiliates that are not described in this prospectus may be available through your advisor. The features, investment options, sales charges and expenses of the other contracts are different than those of this contract. Therefore, the contract values under the other contracts may be different than your contract value under this contract. In addition, sales commissions for the other contracts may be higher or lower than sales commissions for this contract.

------------------------------------------------------------------------------
                                               PROSPECTUS -- MAY 1, 2000    59

LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO VS. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. The action was brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new policies from and after January 1, 1985. The complaint put at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHART AND SUSAN MELCHART VS. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21,1997. In addition to claims that were included in the Benacquisto lawsuit, the second action include an allegation of improper replacement of an existing IDS Life annuity contract. A subsequent class action, RICHARD THORESEN AND ELIZABETH THORESEN VS. AEFC, AMERICAN PARTNERS LIFE INSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN CENTURION LIFE ASSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK, was filed in the same court on October 13, 1998 alleging that the sale of annuities in tax-deferred contributory retirement investment plans (e.g. IRAs) was done through deceptive marketing practices, which IDS Life denies. Plaintiffs in each of the above actions seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues.

IDS Life is included as a party to a preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrong doing. We do not anticipate that this proposed settlement or any other lawsuits in which IDS Life is a defendant, will have a material adverse effect on our financial condition.

-------------------------------------------------------------------------------
60   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the variable account. All of the major systems used by IDS Life and the variable account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life's and the variable account's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life and the variable account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life's and the variable account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life's and the variable account's business, results of operations, or financial condition as a result of the Year 2000 issue.

------------------------------------------------------------------------------
                                               PROSPECTUS -- MAY 1, 2000    61

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION


Performance Information................................................3

Calculating Annuity Payouts...........................................17

Rating Agencies.......................................................18

Principal Underwriter.................................................18

Independent Auditors..................................................18

Financial Statements

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62   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

Please check the appropriate box to receive a copy of the Statement of Additional Information for:


/ /   American Express Retirement Advisor Variable Annuity (SM)

/ /   American Express Variable Portfolio Funds

/ /   AIM Variable Insurance Funds

/ /   American Century Variable Portfolios, Inc.

/ /   Calvert Variable Series, Inc.

/ /   Fidelity Variable Insurance Products Funds - Service Class

/ /   Franklin Templeton Variable Insurance Products Trust - Class 2

/ /   Goldman Sachs Variable Insurance Trust (VIT)

/ /   Janus Aspen Series: Service Shares

/ /   Lazard Retirement Series, Inc.

/ /   MFS-Registered Trademark-  Variable Insurance Trust (SM)

/ /   Putnam Variable Trust

/ /   Royce Capital Fund

/ /   Third Avenue Variable Series Trust

/ /   Wanger Advisors Trust

/ /   Warburg Pincus Trust - Emerging Growth Portfolio


MAIL YOUR REQUEST TO:
IDS LIFE INSURANCE COMPANY
200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

WE WILL MAIL YOUR REQUEST TO:

Your name______________________________________________________________________

Address________________________________________________________________________

City_________________________________ State ___________________ Zip____________

Prospectus

MAY 1, 2000

AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:

- current or retired employees of American Express Financial Corporation or its subsidiaries and their spouses (employees),

- current or retired American Express financial advisors and their spouses (advisors), and

- individuals investing an initial payment of $1 million (other individuals).

IDS LIFE VARIABLE ACCOUNT 10

ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           200 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: 800-862-7919
           http://www.americanexpress.com/advisors

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

-  American Express-Registered Trademark-    -  Lazard Retirement Series, Inc.
   Variable Portfolio Funds                  -  MFS-Registered Trademark-
-  AIM Variable Insurance Funds                 Variable Insurance
-  American Century Variable Portfolios,        Trust(SM)
   Inc.                                      -  Putnam Variable Trust - Class IB
-  Calvert Variable Series, Inc.                Shares
-  Fidelity Variable Insurance Products      -  Royce Capital Fund
   Funds - Service Class                     -  Third Avenue Variable Series
-  Franklin Templeton Variable Insurance        Trust
   Products Trust (FTVIPT)- Class 2          -  Wanger Advisors Trust
-  Goldman Sachs Variable Insurance          -  Warburg Pincus Trust
   Trust (VIT)
-  Janus Aspen Series: Service Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

------------------------------------------------------------------------------
                                                   PROSPECTUS - MAY 1, 2000  1

TABLE OF CONTENTS
KEY TERMS........................................................ 3
THE CONTRACT IN BRIEF............................................ 4
EXPENSE SUMMARY.................................................. 6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)......................12
FINANCIAL STATEMENTS............................................ 19
PERFORMANCE INFORMATION..........................................19
THE VARIABLE ACCOUNT AND THE FUNDS...............................20
THE FIXED ACCOUNT................................................26
BUYING YOUR CONTRACT............................................ 26
CHARGES..........................................................29
VALUING YOUR INVESTMENT..........................................30
MAKING THE MOST OF YOUR CONTRACT.................................31
SURRENDERS.......................................................34
TSA-- SPECIAL SURRENDER PROVISIONS...............................35
CHANGING OWNERSHIP...............................................36
BENEFITS IN CASE OF DEATH........................................36
THE ANNUITY PAYOUT PERIOD........................................38
TAXES............................................................40
VOTING RIGHTS....................................................42
SUBSTITUTION OF INVESTMENTS......................................43
ABOUT THE SERVICE PROVIDERS......................................43
YEAR 2000........................................................45
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.... 46

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2  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT -- A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT -- The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS -- An amount paid at regular intervals under one of several plans.

BENEFICIARY -- The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT -- A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE -- The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT -- An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS -- Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY -- A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

- Roth IRAs* under Section 408 A of the Code

- SIMPLE IRAs* under Section 408(p) of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and trusteed pension and profit sharing plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

* These qualified annuities are not scheduled to be available until June 2000. Please see your sales representative for more information.

------------------------------------------------------------------------------
                                                   PROSPECTUS - MAY 1, 2000  3

SETTLEMENT DATE -- The date when annuity payouts are scheduled to begin.

SURRENDER VALUE -- The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. However, the contract has features other than tax deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this contract.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 20)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 26)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future.* (p. 26)

- Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

-  Minimum additional purchase payment -- $50.

- Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).

- Maximum first-year purchase payments -- $100,000 to $1,000,000 depending on your age.

- Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.

*Purchase payments are limited and may not be paid after the third contract anniversary in Massachusetts, Washington and Oregon.

------------------------------------------------------------------------------
4  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 32)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 34)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 36)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 36)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 38)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 40)

CHARGES: We assess certain charges in connection with your contract:

-  $30 annual contract administrative charge;

- a 0.55% mortality and expense risk fee (if you allocate money to one or more subaccounts);

- any premium taxes that may be imposed on us by state or local governments (Currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and

-  the operating expenses of the funds in which the subaccounts invest.

------------------------------------------------------------------------------
                                                   PROSPECTUS - MAY 1, 2000  5

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the fund prospectuses for more information on the operating expenses for each fund.


CONTRACT OWNER EXPENSES

SURRENDER CHARGE                                 0%

   ANNUAL CONTRACT ADMINISTRATIVE CHARGE       $30*


*We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.


ANNUAL SUBACCOUNT EXPENSES
(as a percentage of average subaccount value):

MORTALITY AND EXPENSE RISK FEE                0.55%

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6  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

------------------------------------------------------------------------------
Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                        MANAGEMENT      12b-1       OTHER
                                                           FEES         FEES       EXPENSES      TOTAL
--------------------------------------------------------------------------------------------------------
 AXP(SM) Variable Portfolio -
   Blue Chip Advantage Fund                                 .56%         .13         .26         .95%(1)
   Bond Fund                                                .60%         .13         .08         .81%(2)
   Capital Resource Fund                                    .60%         .13         .06         .79%(2)
   Cash Management Fund                                     .51%         .13         .05         .69%(2)
   Diversified Equity Income Fund                           .56%         .13         .26         .95%(1)
   Emerging Markets Fund                                   1.27%         .13         .35        1.75%(1)
   Extra Income Fund                                        .62%         .13         .08         .83%(2)
   Federal Income Fund                                      .61%         .13         .14         .88%(1)
   Global Bond Fund                                         .84%         .13         .12        1.09%(2)
   Growth Fund                                              .63%         .13         .19         .95%(1)
   International Fund                                       .83%         .13         .11        1.07%(2)
   Managed Fund                                             .59%         .13         .04         .76%(2)
   New Dimensions Fund-Registered Trademark-                .61%         .13         .07         .81%(2)
   S&P 500 Index Fund                                       .37%         .13         --          .50%(1)
   Small Cap Advantage Fund                                 .79%         .13         .31        1.23%(1)
   Strategy Aggressive Fund                                 .60%         .13         .07         .80%(2)
 AIM V.I.
   Capital Appreciation Fund                                .62%         --          .11         .73%(3)
   Capital Development Fund                                 -- %         --         1.23        1.23%(3,4)
 American Century VP
   International                                           1.34%         --          --         1.34%(5)
   Value                                                   1.00%         --          --         1.00%(5)
 Calvert CVS
   Social Balanced Portfolio                                .70%         --          .16         .86%(6)
 Fidelity VIP
   III Growth & Income Portfolio (Service Class)            .48%         .10         .12         .70%(7)
   III Mid Cap Portfolio (Service Class)                    .57%         .10         .40        1.07%(8)
   Overseas Portfolio (Service Class)                       .73%         .10         .18        1.01%(7)
 FTVIPT
   Franklin Real Estate Fund - Class 2                      .56%         .25         .02         .83%(10)
   Franklin Value Securities Fund - Class 2                 .60%         .25         .21        1.06%(9)
   Templeton International Smaller Companies Fund - Class 2 .85%         .25         .26        1.36%(9)

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                                                   PROSPECTUS - MAY 1, 2000  7

                                                         MANAGEMENT    12b-1        OTHER
                                                           FEES        FEES        EXPENSES     TOTAL
------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT
   CORE(SM) Small Cap Equity Fund                           .75%        --           .25        1.00%(11)
   CORE(SM) U.S. Equity Fund                                .70%        --           .20         .90%(11)
   Mid Cap Value Fund                                       .80%        --           .25        1.05%(11)
 Janus Aspen Series
   Aggressive Growth Portfolio: Service Shares              .65%        .25          .02         .92%(12)
   Global Technology Portfolio: Service Shares              .65%        .25          .13        1.03%(12)
   International Growth Portfolio: Service Shares           .65%        .25          .11        1.01%(12)
 Lazard Retirement Series
   International Equity Portfolio                           .75%        .25          .25        1.25%(13)
 MFS-Registered Trademark- VIT
   Growth Series - Service Class                            .75%        .20          .16        1.11%(14,15,16)
   New Discovery Series - Service Class                     .90%        .20          .17        1.27%(14,15,16)
 Putnam Variable Trust
   Putnam VT International New Opportunities
   Fund - Class IB Shares                                  1.08%        .15          .33        1.56%(3)
   Putnam VT Vista Fund - Class IB Shares                   .65%        .15          .10         .90%(3)
 Royce
   Micro-Cap Portfolio                                     1.25%        --           .10        1.35%(17)
 Third Avenue
   Value Portfolio                                          .90%        --           .40        1.30%(18)
 Wanger
   International Small Cap                                 1.25%        --           .24        1.49%(19)
   U.S. Small Cap                                           .95%        --           .07        1.02%(19)
 Warburg Pincus Trust -
   Emerging Growth Portfolio                                 --%        --          1.40        1.40%(20)

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8  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

(1) Based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.39% and 1.08% for AXP Variable Portfolio Blue Chip Advantage and AXP Variable Portfolio - Diversified Equity Income Funds, 0.26% and 1.00% for AXP Variable Portfolio - Federal Income Fund, 0.32% and 1.08% for AXP Variable Portfolio - Growth Fund and 0.43% and 1.35% for AXP Variable Portfolio - Small Cap Advantage Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 1999 restated to include a Rule 12b-1 distribution fee of 0.125% that went into effect Sept. 21, 1999.

(3) Figures in "Management Fees", "12b-1 Fees", "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1999.

(4) Had there been no fee waiver or expenses reimbursements, expenses would have been: 0.75%, 0.00%, 2.67% and 3.42%.

(5) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(6) Net fund operating expenses after reductions for fees paid indirectly again restated to reflect an indirect fee for Social Balanced would be 0.89%. Total expenses have been restated to reflect expenses expected to be incurred in 2000.

(7) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable funds' expenses. With these reductions, "Other Expenses" and "Total" presented in the table would have been 0.11% and 0.69% for Growth & Income Portfolio and 0.15% and 0.98% for Overseas Portfolio.

(8) FMR agreed to reimburse a portion Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, distribution & service fee (12b-1), other expenses and total expenses would have been .57%, .10%, 2.74% and 3.41%, respectively.

(9) The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(10) Previously Franklin Real Estate Securities Fund. The fund administration fee is paid indirectly through the management fee. The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(11) The fund's expenses are based on estimated expenses for the fiscal year ended Dec. 31, 2000. Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the investment advisers, have voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the above table (as calculated per annum) of each fund's respective average daily net assets. Without the limitations described above, "Other Expenses" and "Total" would be as follows: 0.75% and 1.50% for CORE Small Cap Equity Fund, 0.42% and 1.22% for Mid Cap Value Fund (formerly the Mid Cap Equity Fund) and 0.20% and 0.90% for the CORE(SM) U.S. Equity Fund. CORE(SM), is a service mark of Goldman, Sachs and Co.

(12) Expenses are based on the estimated expenses that the new Service Shares class of each portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

(13) Effective May 1, 1999, the investment adviser agreed to waive its fees and/or reimburse the Fund through Dec. 31, 2000 to the extent that total Fund expenses exceed 1.25% of the Fund's average daily net assets. Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 1999 would have been 11.94% and 12.94% for International Equity.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(15) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be:
     1.10% for Growth Series and 1.25% for New Discovery Series.

(16) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses " (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.71% and 1.66% for Growth Series and 1.59% and 2.69% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

(17) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 1999 and 1.99% through Dec. 31, 2008. Absent fee waivers "Other Expenses" and "Total Expenses" would be 0.99% and 2.24% for Royce Micro-Cap Portfolio.

(18) These expenses reflect reimbursements by the Adviser. The Adviser reimbursed the Fund for all expenses incurred by the Fund in excess of 1.30% of Fund assets. The fund will repay the Adviser the amount of its reimbursement for up to three years following the reimbursement to the extent Fund expenses drop below 1.30%. The Adviser expects to continue to reimburse the Fund for these expenses for the foreseeable future. Either the Fund or the Adviser can terminate this arrangement at any time. Without this reimbursement, the Fund's "Other Expenses" and "Total" would have been 2.05% and 2.95%. Other expenses are based on estimated amounts for the current fiscal year.

(19) Actual operating expenses of funds at Dec. 31, 1999.

(20) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The total expense ratio before the waivers and reimbursements would have been 11.16% for Emerging Growth Portfolio of the Warburg Pincus Trust.

------------------------------------------------------------------------------
                                                   PROSPECTUS - MAY 1, 2000  9

EXAMPLE:*

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.

                                                                    1 YEAR           3 YEARS           5 YEARS         10 YEARS
 AXP(SM) Variable Portfolio -
   Blue Chip Advantage Fund                                         $15.96           $49.53            $85.42          $186.40
   Bond Fund                                                         14.52            45.14             77.96           170.76
   Capital Resource Fund                                             14.32            44.51             76.89           168.51
   Cash Management Fund                                              13.29            41.36             71.53           157.20
   Diversified Equity Income Fund                                    15.96            49.53             85.42           186.40
   Emerging Markets Fund                                             24.16            74.37            127.20           271.71
   Extra Income Fund                                                 14.73            45.76             79.03           173.01
   Federal Income Fund                                               15.24            47.33             81.69           178.61
   Global Bond Fund                                                  17.39            53.90             92.83           201.82
   Growth Fund                                                       15.96            49.53             85.42           186.40
   International Fund                                                17.19            53.28             91.77           199.63
   Managed Fund                                                      14.01            43.57             75.29           165.13
   New Dimensions Fund-Registered Trademark-                         14.52            45.14             77.96           170.76
   S&P 500 Index Fund                                                11.35            35.37             61.29           135.38
   Small Cap Advantage Fund                                          18.83            58.27            100.20           217.02
   Strategy Aggressive Fund                                          14.42            44.82             77.43           169.64
 AIM V.I.
   Capital Appreciation Fund                                         13.70            42.62             73.68           161.74
   Capital Development Fund                                          18.83            58.27            100.20           217.02
 American Century VP
   International                                                     19.96            61.69            105.96           228.83
   Value                                                             16.47            51.09             88.07           191.93
 Calvert CVS
   Social Balanced Portfolio                                         15.04            46.71             80.63           176.37
 Fidelity VIP
   III Growth & Income Portfolio (Service Class)                     13.40            41.68             72.07           158.33
   III Mid Cap Portfolio (Service Class)                             17.19            53.28             91.77           199.63
   Overseas Portfolio (Service Class)                                16.57            51.40             88.60           193.03
 FTVIPT
   Franklin Real Estate Fund - Class 2                               14.73            45.76             79.03           173.01
   Franklin Value Securities Fund - Class 2                          17.09            52.97             91.25           198.53
   Templeton International Smaller Companies Fund - Class 2          20.16            62.31            107.01           230.96

--------------------------------------------------------------------------------
10   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.

                                                                    1 YEAR           3 YEARS           5 YEARS         10 YEARS
 Goldman Sachs VIT
   CORE Small Cap Equity Fund                                        16.47            51.09             88.07           191.93
   CORE U.S. Equity Fund                                             15.45            47.96             82.76           180.84
   Mid Cap Value Fund                                                16.98            52.65             90.72           197.43
 Janus Aspen Series
   Aggressive Growth Portfolio: Service Shares                       15.65            48.59             83.82           183.06
   Global Technology Portfolio: Service Shares                       16.78            52.03             89.66           195.23
   International Growth Portfolio: Service Shares                    16.57            51.40             88.60           193.03
 Lazard Retirement Series
   International Equity Portfolio                                    19.03            58.89            101.25           219.18
 MFS-Registered Trademark- VIT
   Growth Series - Service Class                                     17.60            54.53             93.89           204.00
   New Discovery Series - Service Class                              19.24            59.51            102.30           221.33
Putnam Variable Trust
   Putnam VT International New Opportunities Fund - Class IB Shares  22.21            68.50            117.40           252.05
   Putnam VT Vista Fund - Class IB Shares                            15.45            47.96             82.76           180.84
 Royce
   Micro-Cap Portfolio                                               20.06            62.00            106.48           229.89
Third Avenue
   Value Portfolio                                                   19.55            60.44            103.87           224.55
 Wanger
   International Small Cap                                           21.49            66.34            113.78           244.72
   U.S. Small Cap                                                    16.68            51.72             89.13           194.13
 Warburg Pincus Trust -
   Emerging Growth Portfolio                                         20.57            63.55            109.09           235.21

*In this example, the $30 contract administrative charge is approximated as a 0.057% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------
                                                   PROSPECTUS - MAY 1, 2000   11

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.

YEAR ENDED DEC. 31,                                                                                         1999
SUBACCOUNT BC3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.11

Number of accumulation units outstanding at end of period (000 omitted)                                      211

Ratio of operating expense to average net assets                                                           0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT BD3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - BOND FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.02

Number of accumulation units outstanding at end of period (000 omitted)                                       47

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CR3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.14

Number of accumulation units outstanding at end of period (000 omitted)                                      872

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CM3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - CASH  MANAGEMENT FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                    2,266

Ratio of operating expense to average net assets                                                            0.55%

Simple yield(2)                                                                                             5.51%

Compound yield(2)                                                                                           5.66%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT DE3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.02

Number of accumulation units outstanding at end of period (000 omitted)                                       23

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

YEAR ENDED DEC. 31,                                                                                         1999
SUBACCOUNT EI3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - EXTRA INCOME FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                       48

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT FI3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                       10

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT GB3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.00

Number of accumulation units outstanding at end of period (000 omitted)                                        3

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT GR3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - GROWTH FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.17

Number of accumulation units outstanding at end of period (000 omitted)                                      401

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT IE3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - INTERNATIONAL FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.27

Number of accumulation units outstanding at end of period (000 omitted)                                      133

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   PROSPECTUS - MAY 1, 2000   13

YEAR ENDED DEC. 31,                                                                                         1999

SUBACCOUNT MF3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - MANAGED FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.09

Number of accumulation units outstanding at end of period (000 omitted)                                       10

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT ND3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS
 FUND-Registered Trademark-)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.19

Number of accumulation units outstanding at end of period (000 omitted)                                      426

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT SC3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.12

Number of accumulation units outstanding at end of period (000 omitted)                                       28

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT SA3(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.52

Number of accumulation units outstanding at end of period (000 omitted)                                       33

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3CA(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.31

Number of accumulation units outstanding at end of period (000 omitted)                                      185

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

YEAR ENDED DEC. 31,                                                                                         1999

SUBACCOUNT 3CD(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.27

Number of accumulation units outstanding at end of period (000 omitted)                                        4

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3IF(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP INTERNATIONAL)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.44

Number of accumulation units outstanding at end of period (000 omitted)                                        9

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3VA(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $0.92

Number of accumulation units outstanding at end of period (000 omitted)                                       59

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3GI(1) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & INCOME PORTFOLIO - SERVICE CLASS)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.05

Number of accumulation units outstanding at end of period (000 omitted)                                      445

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3MP(1) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO - SERVICE CLASS)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.24

Number of accumulation units outstanding at end of period (000 omitted)                                      102

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   PROSPECTUS - MAY 1, 2000   15

YEAR ENDED DEC. 31,                                                                                         1999
SUBACCOUNT 3OS(1) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.23

Number of accumulation units outstanding at end of period (000 omitted)                                       25

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $0.96

Number of accumulation units outstanding at end of period (000 omitted)                                        4

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $0.96

Number of accumulation units outstanding at end of period (000 omitted)                                        2

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3IS(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES
 FUND - CLASS 2)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.02

Number of accumulation units outstanding at end of period (000 omitted)                                        9

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3SE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.13

Number of accumulation units outstanding at end of period (000 omitted)                                       41

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

YEAR ENDED DEC. 31,                                                                                         1999

SUBACCOUNT 3UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE U.S. EQUITY FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.10

Number of accumulation units outstanding at end of period (000 omitted)                                      170

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $0.95

Number of accumulation units outstanding at end of period (000 omitted)                                        8

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT SERIES INTERNATIONAL EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.07

Number of accumulation units outstanding at end of period (000 omitted)                                        8

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3IN(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
 FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.52

Number of accumulation units outstanding at end of period (000 omitted)                                       87

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.36

Number of accumulation units outstanding at end of period (000 omitted)                                      183

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   PROSPECTUS - MAY 1, 2000   17

YEAR ENDED DEC. 31,                                                                                         1999

SUBACCOUNT 3MI(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.15

Number of accumulation units outstanding at end of period (000 omitted)                                       19

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3SV(3) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.08

Number of accumulation units outstanding at end of period (000 omitted)                                      120

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.51

Number of accumulation units outstanding at end of period (000 omitted)                                      112

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.15

Number of accumulation units outstanding at end of period (000 omitted)                                      125

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 3EG(3) (INVESTING IN SHARES OF WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO)

Accumulation unit value at beginning of period                                                             $1.00

Accumulation unit value at end of period                                                                   $1.32

Number of accumulation units outstanding at end of period (000 omitted)                                       17

Ratio of operating expense to average net assets                                                            0.55%
-------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Sept. 15, 1999.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on Sept. 21, 1999.


--------------------------------------------------------------------------------
18   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and do not have any assets. You can find our audited financial statements later in this prospectus.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

- contract administrative charge, and

- mortality and expense risk fee.

We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


-------------------------------------------------------------------------------
                                                    PROSPECTUS - MAY 1, 2000 19

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT  INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES:            INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
BC3         AXP(SM) Variable Portfolio -    Objective: long-term total return              IDS Life, investment manager; American
            Blue Chip Advantage Fund        exceeding that of the U.S. stock market.       Express Financial Corporation (AEFC)
                                            Invests primarily in common stocks of          investment advisor.
                                            companies included in the unmanaged S&P
                                            500 Index.
------------------------------------------------------------------------------------------------------------------------------------
BD3         AXP(SM) Variable Portfolio -    Objective: high level of current income        IDS Life, investment manager; AEFC
            Bond Fund                       while conserving the value of the              investment advisor.
                                            investment and continuing a high level
                                            of income for the longest time period.
                                            Invests primarily in bonds and other
                                            debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
CR3         AXP(SM) Variable Portfolio -    Objective: capital appreciation. Invests       IDS Life, investment manager; AEFC
            Capital Resource Fund           primarily in U.S. common stocks and            investment advisor.
                                            other securities convertible into common
                                            stocks.
------------------------------------------------------------------------------------------------------------------------------------
CM3         AXP(SM) Variable Portfolio -    Objective: maximum current income              IDS Life, investment manager; AEFC
            Cash Management Fund            consistent with liquidity and                  investment advisor.
                                            conservation of capital. Invests in
                                            money market securities.
------------------------------------------------------------------------------------------------------------------------------------
DE3         AXP(SM) Variable Portfolio -    Objective: high level of current income        IDS Life, investment manager; AEFC
            Diversified Equity Income Fund  and, as a secondary goal, steady growth        investment advisor.
                                            of capital. Invests primarily in
                                            dividend-paying common and preferred
                                            stocks.
------------------------------------------------------------------------------------------------------------------------------------
EM3         AXP(SM) Variable Portfolio -    Objective: long-term capital growth.           IDS Life, investment manager; AEFC
            Emerging Markets Fund           Invests primarily in equity securities         investment advisor; American Express
                                            of companies in emerging markets.              Asset Management International, Inc., a
                                                                                           wholly-owned subsidiary of AEFC, is the
                                                                                           sub-investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
EI3         AXP(SM) Variable Portfolio -    Objective: high current income, with           IDS Life, investment manager; AEFC
            Extra Income Fund               capital growth as a secondary objective.       investment advisor.
                                            Invests primarily in high-yielding,
                                            high-risk corporate bonds issued by U.S.
                                            and foreign companies and governments.
------------------------------------------------------------------------------------------------------------------------------------
FI3         AXP(SM) Variable Portfolio -    Objective: a high level of current             IDS Life, investment manager; AEFC
            Federal Income Fund             income and safety of principal                 investment advisor.
                                            consistent with an investment in U.S.
                                            government and government agency
                                            securities. Invests primarily in debt
                                            obligations issued or guaranteed as to
                                            principal and interest by the U.S.
                                            government, its agencies or
                                            instrumentalities.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20    AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT  INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES:            INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
GB3         AXP(SM) Variable Portfolio -    Objective: high total return through           IDS Life, investment manager; AEFC
            Global Bond Fund                income and growth of capital.                  investment advisor.
                                            Non-diversified mutual fund that invests
                                            primarily in debt obligations of U.S.
                                            and foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
GR3         AXP(SM) Variable Portfolio -    Objective: long-term capital growth.           IDS Life, investment manager; AEFC
            Growth Fund                     Invests primarily in common stocks and         investment advisor.
                                            securities convertible into common
                                            stocks that appear to offer growth
                                            opportunities.
------------------------------------------------------------------------------------------------------------------------------------
IE3         AXP(SM) Variable Portfolio -    Objective: capital appreciation. Invests       IDS Life, investment manager; AEFC
            International Fund              primarily in common stocks or                  investment advisor. American Express
                                            convertible securities of foreign              Asset Management International, Inc., a
                                            issuers that offer growth potential.           wholly-owned subsidiary of AEFC, is the
                                                                                           sub-investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
MF3         AXP(SM) Variable Portfolio -    Objective: maximum total investment            IDS Life, investment manager; AEFC
            Managed Fund                    return through a combination of capital        investment advisor.
                                            growth and current income. Invests
                                            primarily in stocks, convertible
                                            securities, bonds and other debt
                                            securities.
------------------------------------------------------------------------------------------------------------------------------------
ND3         AXP(SM) Variable Portfolio -    Objective: long-term growth of capital.        IDS Life, investment manager; AEFC
            New Dimensions Fund-Registered  Invests primarily in common stocks of          investment advisor.
            Trademark-                      U.S. and foreign companies showing
                                            potential for significant growth.
------------------------------------------------------------------------------------------------------------------------------------
SP3         AXP(SM) Variable Portfolio -    Objective: long-term capital                   IDS Life, investment manager; AEFC
            S&P 500 Index Fund              appreciation. Invests primarily in             investment advisor.
                                            securities that are expected to provide
                                            investment results that correspond to
                                            the performance of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
SC3         AXP(SM) Variable Portfolio -    Objective: long-term capital growth.           IDS Life, investment manager; AEFC
            Small Cap Advantage Fund        Invests primarily in equity stocks of          investment advisor. Kenwood Capital
                                            small companies that are often included        Management LLC is the sub-investment
                                            in the S&P SmallCap 600 Index or the           advisor.
                                            Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
SA3         AXP(SM) Variable Portfolio -    Objective: capital appreciation. Invests       IDS Life, investment manager; AEFC
            Strategy Aggressive Fund        primarily in common stocks of small-and        investment advisor.
                                            medium-size companies.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   21

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT  INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES:            INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
3CA         AIM V.I. Capital                Objective: growth of capital. Invests          A I M Advisors, Inc.
            Appreciation Fund               primarily in common stocks, with
                                            emphasis on medium- and small-sized
                                            growth companies.
------------------------------------------------------------------------------------------------------------------------------------
3CD         AIM V.I. Capital                Objective: long term growth of capital.        A I M Advisors, Inc.
            Development Fund                Invests primarily in securities
                                            (including common stocks, convertible
                                            securities and bonds) of small- and
                                            medium-sized companies.
------------------------------------------------------------------------------------------------------------------------------------
3IF         American Century VP             Objective: long term capital growth.           American Century Investment Management,
            International                   Invests primarily in stocks of growing         Inc.
                                            foreign companies.
------------------------------------------------------------------------------------------------------------------------------------
3VA         American Century VP Value       Objective: long-term capital growth,           American Century Investment Management,
                                            with income as a secondary objective.          Inc.
                                            Invests primarily in securities that
                                            management believes to be undervalued at
                                            the time of purchase.
------------------------------------------------------------------------------------------------------------------------------------
3SR         Calvert Variable Series, Inc.   Objective: income and capital growth.          Calvert Asset Management Company, Inc.
            Social Balanced Portfolio       Invests primarily in stocks, bonds and         (CAMCO) is the investment advisor. NCM
                                            money market instruments which offer           Capital Management Group, Inc. is the
                                            income and capital growth opportunity          investment subadvisor.
                                            and which satisfy the investment and
                                            social criteria.
------------------------------------------------------------------------------------------------------------------------------------
3GI         Fidelity VIP III Growth &       Objective: high total return through a         Fidelity Management & Research Company
            Income Portfolio                combination of current income and              (FMR), investment manager; FMR U.K. and
            (Service Class)                 capital appreciation. Invests primarily        FMR Far East, sub-investment advisors.
                                            in common stocks with a focus on those
                                            that pay current dividends and show
                                            potential for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
3MP         Fidelity VIP III Mid Cap        Objective: long-term growth of capital.        FMR, investment manager; FMR U.K. and
            Portfolio (Service Class)       Invests primarily in medium market             FMR Far East, sub-investment advisors.
                                            capitalization common stocks.
------------------------------------------------------------------------------------------------------------------------------------
3OS         Fidelity VIP Overseas           Objective: long-term growth of capital.        FMR, investment manager; FMR U.K., FMR
            Portfolio (Service Class)       Invests primarily in common stocks of          Far East, Fidelity International
                                            foreign securities.                            Investment Advisors (FIIA) and FIIA
                                                                                           U.K., sub-investment advisors.
------------------------------------------------------------------------------------------------------------------------------------
3RE         FTVIPT Franklin Real Estate     Objective: capital appreciation with a         Franklin Advisers, Inc.
            Fund - Class 2                  secondary goal to earn current income.
            (previously Franklin Real       Invests primarily in securities of
            Estate Securities Fund)         companies operating in the real estate
                                            industry, primarily equity real estate
                                            investment trusts (REITS).
------------------------------------------------------------------------------------------------------------------------------------


22   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT  INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES:            INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
3SI       FTVIPT Franklin Value           Objective: long-term total return.             Franklin Advisory Services, LLC
          Securities Fund - Class 2       Invests primarily in equity securities
                                          of companies the manager believes are
                                          undervalued.
------------------------------------------------------------------------------------------------------------------------------------
3IS       FTVIPT Templeton                Objective: long-term capital                   Templeton Investment
          International Smaller           appreciation. Invests primarily in             Counsel, Inc.
          Companies Fund - Class 2        equity securities of smaller companies
                                          located outside the U.S., including
                                          those in emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
3SE       Goldman Sachs VIT CORE          Objective: long-term growth of capital.        Goldman Sachs Asset Management
          Small Cap Equity Fund           Invests primarily in a broadly
                                          diversified portfolio of equity
                                          securities of U.S. issuers which are
                                          included in the Russell 2000 Index at
                                          the time of investment.
------------------------------------------------------------------------------------------------------------------------------------
3UE       Goldman Sachs VIT CORE          Objective: long-term growth of capital         Goldman Sachs Asset Management
          U.S. Equity Fund                and dividend income. Invests primarily
                                          in a broadly diversified portfolio of
                                          large-cap and blue chip equity
                                          securities representing all major
                                          sectors of the U.S. economy.
------------------------------------------------------------------------------------------------------------------------------------
3MC       Goldman Sachs VIT Mid Cap       Objective: long-term capital                   Goldman Sachs Asset Management
          Value Fund                      appreciation. Invests primarily in
                                          mid-capitalization companies within the
                                          range of the market capitalization of
                                          companies constituting the Russell
                                          Midcap Value Index at the time of
                                          investment
------------------------------------------------------------------------------------------------------------------------------------
3AG       Janus Aspen Series Aggressive   Objective: long-term growth of capital.        Janus Capital
          Growth Portfolio:               Non-diversified mutual fund that invests
          Service Shares                  primarily in common stocks selected for
                                          their growth potential and normally
                                          invests at least 50% of its equity
                                          assets in medium-sized companies.
------------------------------------------------------------------------------------------------------------------------------------
3GT       Janus Aspen Series              Objective: long-term growth of capital.        Janus Capital
          Global Technology Portfolio:    Non-diversified mutual fund that invests
          Service Shares                  primarily in equity securities of U.S.
                                          and foreign companies selected for their
                                          growth potential. Normally invests at
                                          least 65% of total assets in securities
                                          of companies that the portfolio manager
                                          believes will benefit significantly from
                                          advancements or improvements in
                                          technology.
------------------------------------------------------------------------------------------------------------------------------------
3IG       Janus Aspen Series              Objective: long-term growth of capital.        Janus Capital
          International Growth            Invests at least 65% of its total assets
          Portfolio: Service Shares       in securities of issuers from at least
                                          five different countries, excluding the
                                          U.S. It may at times invest all of its
                                          assets in fewer than five countries or
                                          even a single country.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2000 23

------------------------------------------------------------------------------------------------------------------------------------
3IP       Lazard Retirement Series        Objective: long-term capital                   Lazard Asset Management
          International Equity Portfolio  appreciation. Invests primarily in equity securities, principally common
                                          stocks of relatively large non-U.S.
                                          companies (those whose total market
                                          value is more than $1 billion) that the
                                          Investment Manager believes are
                                          undervalued based on their earnings,
                                          cash flow or asset values.
------------------------------------------------------------------------------------------------------------------------------------
3MG       MFS-Registered Trademark-       Objective: long-term growth of capital         MFS Investment Management-Registered
          VIT Growth Series -             and future income. Invests at least 80%        Trademark-
          Service Class                   of its total assets in common stocks and
                                          related securities of companies which
                                          MFS believes offer better than average
                                          prospects for long-term growth.
------------------------------------------------------------------------------------------------------------------------------------
3MD       MFS-Registered Trademark-       Objective: capital appreciation. Invests       Massachusetts Financial
          VIT New Discovery Series -      primarily in equity securities of              Service Company (MFS)
          Service Class                   emerging growth companies.
------------------------------------------------------------------------------------------------------------------------------------
3IN       Putnam VT International New     Objective: long-term capital                   Putnam Investment Management, Inc.
          Opportunities Fund -            appreciation. Invests primarily in a
          Class IB Shares                 diversified portfolio of common stocks
                                          that Putnam Management believes have
                                          above-average potential for capital
                                          appreciation.
------------------------------------------------------------------------------------------------------------------------------------
3VS       Putnam VT Vista Fund -          Objective: capital appreciation. Invests       Putnam Investment Management, Inc.
          Class IB Shares                 primarily in a diversified portfolio of
                                          common stocks that Putnam Management
                                          believes have the potential for
                                          above-average capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
3MI       Royce Micro-Cap Portfolio       Objective: long-term growth of capital.        Royce & Associates, Inc.
                                          Invests primarily in a broadly
                                          diversified portfolio of equity
                                          securities issued by micro-cap companies
                                          (companies with stock market
                                          capitalizations below $300 million).
------------------------------------------------------------------------------------------------------------------------------------
3SV       Third Avenue Value Portfolio    Objective: long-term capital                   EQSF, Inc.
                                          appreciation. Invests primarily in
                                          common stocks of well-financed companies
                                          at a substantial discount to what the
                                          Advisor believes is their true value.
------------------------------------------------------------------------------------------------------------------------------------
3IT       Wanger International            Objective: long-term growth of capital.        Wanger Asset Management, L.P.
          Small Cap                       Invests primarily in stocks of small-
                                          and medium-size non-U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
3SP       Wanger U.S. Small Cap           Objective: long-term growth of capital.        Wanger Asset Management, L.P.
                                          Invests primarily in stocks of small-
                                          and medium-size U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
3EG       Warburg Pincus Trust -          Objective: maximum capital appreciation.       Credit Suisse Asset Management, LLC
          Emerging Growth Portfolio       Invests primarily in equity securities
                                          of small- or medium-sized U.S.
                                          emerging-growth companies.
------------------------------------------------------------------------------------------------------------------------------------


24   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results, and those results may differ significantly from other funds with similar investment objectives and policies.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   25

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

- the fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments; and

- a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


--------------------------------------------------------------------------------
26   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS*, the settlement date must be:

-  no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the settlement date generally must be:

- on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs* and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

*These qualified annuities are not scheduled to be available until June 2000. Please see your sales representative for more information.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

   For employees/advisors:
   If paying by installments under a scheduled
    payment plan:                                 If paying by any other method:
      $23.08 biweekly, or                            $1,000 initial payment for qualified annuities
      $50 per month                                  $2,000 initial payment for nonqualified annuities
                                                     $50 for any additional payments

   For other individuals:
      $1 million

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   27

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

   For employees/advisors:
      First year:                          Each subsequent year:
          $2,000,000 up to age 85                $100,000 up to age 85
          $100,000 for ages 86 to 90             $50,000 for ages 86 to 90

   For other individuals:
      First year:                          Each subsequent year:
          $2,000,000 up to age 85                $100,000
          $1,000,000 for ages 86 to 90

**These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or
2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

--------------------------------------------------------------------------------
 1 By letter
--------------------------------------------------------------------------------
Send your check along with your name and contract number to:

Regular mail:
IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

--------------------------------------------------------------------------------
 2 By scheduled payment plan
--------------------------------------------------------------------------------
FOR EMPLOYEES/ADVISORS ONLY

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

--------------------------------------------------------------------------------
28   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.


PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct premium taxes when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   29

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus interest credited;

-    minus the sum of amounts surrendered and amounts transferred out; and

-    minus any prorated contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.


--------------------------------------------------------------------------------
|30|AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders; and/or

-    prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

-------------------------------------------------------------------------------------------------------------------
                                                    HOW DOLLAR-COST AVERAGING WORKS
-------------------------------------------------------------------------------------------------------------------

                                 MONTH               AMOUNT          ACCUMULATION       NUMBER OF UNITS
                                                    INVESTED          UNIT VALUE            PURCHASED
By investing an
equal number of                  Jan                  $100               $20                  5.00
dollars each month...            Feb                   100                18                  5.56
                                 Mar                   100                17                  5.88
you automatically                Apr                   100                15                  6.67
buy more units                   May                   100                16                  6.25
when the per unit                Jun                   100                18                  5.56
market price is low...           Jul                   100                17                  5.88
                                 Aug                   100                19                  5.26
and fewer units                  Sep                   100                21                  4.76
when the per unit                Oct                   100                20                  5.00
market price is high.

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000 |31|

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING MONEY BETWEEN ACCOUNTS

You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


--------------------------------------------------------------------------------
|32|AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

HOW TO REQUEST A TRANSFER OR SURRENDER

--------------------------------------------------------------------------------
1 BY LETTER:
--------------------------------------------------------------------------------

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Contract value or entire account balance

--------------------------------------------------------------------------------
2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:
--------------------------------------------------------------------------------

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT

Transfers or surrenders:   $50

MAXIMUM AMOUNT

Transfers or surrenders:   None (except for automated transfers from the fixed
account)


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000 |33|

--------------------------------------------------------------------------------
3 BY PHONE:
--------------------------------------------------------------------------------

Call between 7 a.m. and 6 p.m. Central time:
1-800-862-7919

TTY service for the hearing impaired:
1-800-285-8846 (TOLL FREE)

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity payout plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.
     NOTE: We will charge you a fee if you request express mail delivery.


--------------------------------------------------------------------------------
|34|AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

By wire:

-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your contract; and

-    pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

 -- the surrender amount includes a purchase payment check that has not cleared;

 -- the NYSE is closed, except for normal holiday and weekend closings;

 -- trading on the NYSE is restricted, according to SEC rules;

 -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

 -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;

     -- you are disabled as defined in the Code;

     -- you separated from the service of the employer who purchased the contract; or

     -- the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan as described in detail in your contract.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000 |35|

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-    the contract value;

-    purchase payments, minus any "adjusted partial surrenders"; or

- the contract value as of the most recent sixth contract anniversary, plus any purchase payments paid and minus any "adjusted partial surrenders" since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-    the contract value; or

-    purchase payments minus any "adjusted partial surrenders."

ADJUSTED PARTIAL SURRENDERS: We calculate an "adjusted partial surrender" for each partial surrender as the product of (a) times (b) where

     (a) is the ratio of the amount of the partial surrender to the contract value on the date of (but prior to) the partial surrender; and

     (b) is the death benefit on the date of (but prior to) the partial surrender.


--------------------------------------------------------------------------------
|36|AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

EXAMPLE OF DEATH BENEFIT CALCULATION WHEN THE OWNER AND ANNUITANT ARE AGE 80 OR
YOUNGER:

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2000.

- On Jan 1, 2006 (the 6th contract anniversary) the contract value grows to $30,000.

- March 1, 2006 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2006 as follows:

   The contract value on the most recent 6th contract anniversary:                   $30,000.00
   plus any purchase payments paid since that anniversary:                            +    0.00
   minus any "adjusted partial surrenders" taken since that anniversary
   calculated as: $1,500   x   $30,000                   =                            -1,607.14
                  --------------------                                                 --------
                         $28,000

   for a death benefit of:                                                           $28,392.86

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000 |37|

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLE

The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

SUBSTITUTION OF 3.5% TABLE

If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


--------------------------------------------------------------------------------
|38|AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E-- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payment. You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

RESTRICTIONS FOR SOME TAX-DEFERRED RETIREMENT PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

-    over the life of the annuitant;

-    over the joint lives of the annuitant and a designated beneficiary;

-    for a period not exceeding the life expectancy of the annuitant; or

- for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000 |39|

DEATH AFTER ANNUITY PAYOUTS BEGIN

If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax deferral feature. This means, any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs* may grow and be distributed tax-free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: Your contract may be used to fund a tax-deferred retirement plan that is already tax-deferred under the Code. The contract will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract (except a Roth IRA) is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefits under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

* These qualified annuities are not scheduled to be available until June 2000. Please see your sales representative for more information.


--------------------------------------------------------------------------------
40 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA* before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you or your beneficiary:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

* These qualified annuities are not scheduled to be available until June 2000. Please see your sales representative for more information.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time we make payout. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

- the payout is a minimum distribution required under the Code.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  41

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding. State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.



--------------------------------------------------------------------------------
42  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  make additional subaccounts investing in additional funds;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 200 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and 9,480 financial advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.

Other contracts issued by IDS Life or its affiliates that are not described in this prospectus may be available through your advisor. The features, investment options, sales charges and expenses of the other contracts are different than those of this contract. Therefore, the contract values under the other contracts may be different than your contract value under this contract. In addition, sales commissions for the other contracts may be higher or lower than sales commissions for this contract.


--------------------------------------------------------------------------------
PROSPECTUS -- MAY 1, 2000

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO VS. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. The action was brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new policies from and after January 1, 1985. The complaint put at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHART AND SUSAN MELCHART VS. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21,1997. In addition to claims that were included in the Benacquisto lawsuit, the second action include an allegation of improper replacement of an existing IDS Life annuity contract. A subsequent class action, RICHARD THORESEN AND ELIZABETH THORESEN VS. AEFC, AMERICAN PARTNERS LIFE INSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN CENTURION LIFE ASSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK, was filed in the same court on October 13, 1998 alleging that the sale of annuities in tax-deferred contributory retirement investment plans (e.g. IRAs) was done through deceptive marketing practices, which IDS Life denies. Plaintiffs in each of the above actions seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues.

IDS Life is included as a party to a preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrongdoing. We do not anticipate that this proposed settlement, or any other lawsuits in which IDS Life is a defendant, will have a material adverse effect on our financial condition.


--------------------------------------------------------------------------------
44  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the variable account. All of the major systems used by IDS Life and the variable account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life's and the variable account's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life and the variable account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life's and the variable account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life's and the variable account's business, results of operations, or financial condition as a result of the Year 2000 issue.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  45

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

Performance Information ....................................... p.3

Calculating Annuity Payouts ................................... p.7

Rating Agencies ............................................... p.8

Principal Underwriter ......................................... p.8

Independent Auditors .......................................... p.8

Financial Statements


--------------------------------------------------------------------------------
46  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

Please check the appropriate box to receive a copy of the Statement of Additional Information for:


/ /   American Express Retirement Advisor Variable Annuity(SM) - Band 3

/ /   American Express Variable Portfolio Funds

/ /   AIM Variable Insurance Funds

/ /   American Century Variable Portfolios, Inc.

/ /   Calvert Variable Series, Inc.

/ /   Fidelity Variable Insurance Products Funds - Service Class

/ /   Franklin Templeton Variable Insurance Products Trust - Class 2

/ /   Goldman Sachs Variable Insurance Trust (VIT)

/ /   Janus Aspen Series: Service Shares

/ /   Lazard Retirement Series, Inc.

/ /   MFS-Registered Trademark- Variable Insurance Trust(SM)

/ /   Putnam Variable Trust

/ /   Royce Capital Fund

/ /   Third Avenue Variable Series Trust

/ /   Wanger Advisors Trust

/ /   Warburg Pincus Trust - Emerging Growth Portfolio


MAIL YOUR REQUEST TO:

IDS Life Insurance Company
200 AXP Financial Center
Minneapolis, MN 55474

WE WILL MAIL YOUR REQUEST TO:

Your name_______________________________________________________________________

Address_________________________________________________________________________

City___________________________________________ State __________ Zip____________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITYSM

                          IDS Life Variable Account 10

                                   May 1, 2000

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
200 AXP Financial Center
Minneapolis, MN  55474
800-437-0602

American Express Retirement Advisor Variable Annuity
IDS Life Variable Account 10

                                            TABLE OF CONTENTS

Performance Information..............................................p.3

Calculating Annuity Payouts..........................................p.17

Rating Agencies......................................................p.18

Principal Underwriter................................................p.18

Independent Auditors.................................................p.18

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts begin investing in the funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at the time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 1999

                                                                Performance Since Commencement of the Fund*
                                                                                                  Since
Subaccount   Investing In:                                         1 Year  5 Years  10 Years  Commencement
----------   -------------                                         ------  -------  --------  ------------
             AXPSM VARIABLE PORTFOLIO -
   BC1             Blue Chip Advantage Fund (9/99)**                 --%      --%      --%       10.98%
   BD1             Bond Fund (10/81)                                0.69     6.93     7.10         9.62
   CR1             Capital Resource Fund (10/81)                   22.52    20.15    14.36        14.83
   CM1             Cash Management Fund (10/81)                     3.68     4.07     3.86         5.52
   DE1             Diversified Equity Income Fund (9/99)             --       --       --          2.53
   EM1             Emerging Markets Fund (5/00)+                     --       --       --           --
   EI1             Extra Income Fund (5/96)                         5.18      --       --          4.46
   FI1             Federal Income Fund (9/99)                        --       --       --          0.30
   GB1             Global Bond Fund (5/96)                         -5.37      --       --          3.03
   GR1             Growth Fund (9/99)                                --       --       --         17.89
   IE1             International Fund (1/92)                       44.19    14.99      --         12.25
   MF1             Managed Fund (4/86)                             13.70    17.05    12.41        11.76
   ND1             New Dimensions Fund(R)(5/96)                    30.70      --       --         25.10
   SP1             S&P 500 Index Fund (5/00)+                        --       --       --           --
   SC1             Small Cap Advantage Fund (9/99)                   --       --       --         12.35
   SA1             Strategy Aggressive Fund (1/92)                 69.36    23.56      --         15.86
             AIM V.I.
   1CA             Capital Appreciation Fund (5/93)                43.21    24.34      --         21.11
   1CD             Capital Development Fund (5/98)                 27.82      --       --         10.09
             American Century VARIABLE PORTFOLIOS, INC.
   1IF             VP International (5/94)                         62.44    20.97      --         17.07
   1VA             VP Value (5/96)                                 -1.84      --       --          9.99
             CALVERT CVS
   1SR             Social Balanced Portfolio (9/86)                11.13    15.73    11.22        14.68
             FIDELITY VIP
   1GI             III Growth & Income Portfolio (Service Class)    6.62      --       --         19.63
                   (12/96)
   1MP             III Mid Cap Portfolio (Service Class) (12/98)   47.28      --       --         51.32
   1OS             Overseas Portfolio (Service Class) (12/87)      40.99    16.16    10.29        11.29
             FRANKLIN TEMPLETON VIP TRUST
   1RE             Franklin Real Estate Fund - Class 2 (1/89)***   -7.62     6.45     7.59         7.28
   1SI             Franklin Value Securities Fund - Class 2         0.38      --       --        -14.08
                   (5/98)***
   1IS             Templeton International Smaller Companies       22.70      --       --          4.20
                   Fund - Class 2 (5/96)***
             GOLDMAN SACHS VIT
   1SE             CORESM Small Cap Equity Fund (2/98)****         16.37      --       --          2.37
   1UE             CORESM U.S. Equity Fund (2/98)                  23.07      --       --         19.53
   1MC             Mid Cap Value Fund (4/98)                       -1.95      --       --         -9.80
             JANUS ASPEN SERIES
   1AG             Aggressive Growth Portfolio - Service Shares   121.13    34.52      --         32.68
                   (9/93)
   1GT             Global Technology Portfolio - Service Shares      --       --       --           --
                   (1/00) +
   1IG             International Growth Portfolio - Service        77.84    31.99      --         27.28
                   Shares (4/94)
             LAZARD RETIREMENT SERIES
   1IP             International Equity Portfolio (9/98)           20.21      --       --         24.97
             MFS(R) VARIABLE INSURANCE TRUST (VIT)
   1MG             Growth Series - Service Class (5/99)              --       --       --         51.04
   1MD             New Discovery Series - Service Class (5/98)     92.33      --       --         40.64
             PUTNAM VARIABLE TRUST
   1IN             Putnam VT International New Opportunities      100.85      --       --         50.24
                   Fund - Class IB Shares (4/98)*****
   1VS             Putnam VT Vista Fund - Class IB Shares          51.18      --       --         29.77
                   (1/97)*****


             ROYCE CAPITAL FUND
   1MI             Micro-Cap Portfolio (12/96)                     26.85      --       --         16.16
             THIRD AVENUE
   1SV             Value Portfolio (9/99)                            --       --       --          8.06
             WANGER
   1IT             International Small Cap (5/95)                 124.28      --       --         37.40
   1SP             U.S. Small Cap (5/95)                           23.66      --       --         25.20
             WARBURG PINCUS TRUST
   1EG             Emerging Growth Portfolio  (9/99)                 --       --       --         34.51

*    Current  applicable  charges deducted from fund  performance  include a $30 contract administrative charge and a 0.95% mortality and expense risk fee.
+    Fund had not commenced operations as of Dec. 31, 1999.
**   (Commencement date of the Funds)
***  Because  no  Class 2  Shares  were  issued  until  Jan.  6,  1999,  Class 2
     performance   represents  the   historical   results  of  Class  1  Shares.
     Performance  of Class 2 Shares  for  periods  after  its  January  6,  1999 inception  will reflect Class 2's  additional  12b-1 fee expense which also affects all future performance.
**** CoreSM is a service mark of Goldman, Sachs & Co.
*****Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998.  For  periods  prior to  inception  of Class IB  Shares,  performance information  for  Class IB  Shares is based  upon  performance  of Class IA
     Shares  (not  offered)  of the fund,  adjusted  to reflect the fees paid by
     Class IB Shares, including the 12b-1 fee of 0.15%.



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31,
1999

                                                                    Performance Since Commencement of the Fund*
                                                                                                  Since
Subaccount   Investing In:                                         1 Year  5 Years  10 Years  Commencement
----------   -------------                                         ------  -------  --------  ------------
             AXPSM VARIABLE PORTFOLIO -
   BC1             Blue Chip Advantage Fund (9/99)**                 --%      --%      --%         3.98%
   BD1             Bond Fund (10/81)                               -5.66     6.32     7.10         9.62
   CR1             Capital Resource Fund (10/81)                   15.52    19.77    14.36        14.83
   CM1             Cash Management Fund (10/81)                    -2.88     3.37     3.86         5.52
   DE1             Diversified Equity Income Fund (9/99)             --       --       --         -3.95
   EM1             Emerging Markets Fund (5/00)+                     --       --       --           --
   EI1             Extra Income Fund (5/96)                        -1.48     --        --          3.23
   FI1             Federal Income Fund (9/99)                        --       --       --         -6.03
   GB1             Global Bond Fund (5/96)                        -11.29     --        --          1.75
   GR1             Growth Fund (9/99)                                --       --       --         10.89
   IE1             International Fund (1/92)                       37.19    14.53      --         12.25
   MF1             Managed Fund (4/86)                              6.70    16.62    12.41        11.76
   ND1             New Dimensions Fund(R)(5/96)                    23.70      --                    --
   SP1             S&P 500 Index Fund (5/00)+                        --       --       --           --
   SC1             Small Cap Advantage Fund (9/99)                   --       --       --          5.35
   SA1             Strategy Aggressive Fund (1/92)                 62.36    23.22      --         15.86
             AIM V.I.
   1CA             Capital Appreciation Fund (5/93)                36.21    24.01      --         21.01
   1CD             Capital Development Fund (5/98)                 20.82      --       --          6.11
             American Century variable portfolios, inc.
   1IF             VP International (5/94)                         55.44    20.59      --         16.82
   1VA             VP Value (5/96)                                 -8.02      --       --          8.92
             CALVERT CVS
   1SR             Social Balanced Portfolio (9/86)                4.13     11.73    11.22        14.68
             FIDELITY VIP
   1GI             III Growth & Income Portfolio (Service Class)   -0.14      --       --         18.21
                   (12/96)
   1MP             III Mid Cap Portfolio (Service Class) (12/98)   40.28      --       --         44.40
   1OS             Overseas Portfolio (Service Class) (12/87)      33.99    15.71    10.29        11.29
             FRANKLIN TEMPLETON VIP TRUST
   1RE             Franklin Real Estate Fund - Class 2 (1/89)***  -13.38     5.82     7.59         7.28
   1SI             Franklin Value Securities Fund - Class 2        -5.95      --       --        -17.35
                   (5/98)***
   1IS             Templeton International Smaller Companies       15.70      --       --          2.96
                   Fund - Class 2 (5/96)***
             GOLDMAN SACHS VIT
   1SE             CORESM Small Cap Equity Fund (2/98)****          9.37      --       --         -1.20
   1UE             CORESM U.S. Equity Fund (2/98)                  16.07      --       --         16.30
   1MC             Mid Cap Value Fund (4/98)                       -8.11      --       --        -13.20
             JANUS ASPEN SERIES
   1AG             Aggressive Growth Portfolio - Service Shares   114.13    34.27      --         32.61
                   (9/93)
   1GT             Global Technology Portfolio - Service Shares      --       --       --           --
                   1/00) +
   1IG             International Growth Portfolio - Service        70.84    31.72      --         27.10
                   Shares (4/94)
             LAZARD RETIREMENT SERIES
   1IP             International Equity Portfolio (9/98)           13.21      --       --         20.06
             MFS(R) VARIABLE INSURANCE TRUST (VIT)
   1MG             Growth Series - Service Class (5/99)              --       --       --         44.04
   1MD             New Discovery Series - Service Class (5/98)     85.33      --       --         33.64
             PUTNAM VARIABLE TRUST
   1IN             Putnam VT International New Opportunities       93.85      --       --         47.03
                   Fund - Class IB Shares (4/98) *****
   1VS             Putnam VT Vista Fund - Class IB Shares (1/97)   44.18      --       --         28.57
                   *****


             ROYCE CAPITAL FUND
   1MI             Micro-Cap Portfolio (12/96)                     19.85      --       --         14.66
             THIRD AVENUE
   1SV             Value Portfolio (9/99)                            --       --       --          1.19
             WANGER
   1IT             International Small Cap (5/95)                 117.28      --       --         37.13
   1SP             U.S. Small Cap (5/95)                           16.66      --       --         24.82
             WARBURG PINCUS TRUST
   1EG             Emerging Growth Portfolio  (9/99)                 --       --       --         27.51

*    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge, a 0.95% mortality and expense risk fee and applicable  surrender  charges  associated  with the  seven-year  surrender charge schedule.
+    Fund had not commenced operations as of Dec. 31, 1999.
**   (Commencement  date of the Funds)  ***Because no Class 2 Shares were issued until Jan. 6, 1999, Class 2 performance  represents the historical  results of Class 1 Shares.  Performance  of Class 2 Shares  for  periods  after its
     January 6, 1999  inception  will  reflect  Class 2's  additional  12b-1 fee expense which also affects all future performance.
**** CoreSM is a service mark of Goldman, Sachs & Co.
*****Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998.  For  periods  prior to  inception  of Class IB  Shares,  performance information  for  Class IB  Shares is based  upon  performance  of Class IA
     Shares  (not  offered)  of the fund,  adjusted  to reflect the fees paid by
     Class IB Shares, including the 12b-1 fee of 0.15%.



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With a Ten-Year  Surrender  Charge Schedule For Periods Ending Dec. 31,
1999

                                                                     Performance Since Commencement of the
                                                                                     Fund*
                                                                                                 Since
Subaccount   Investing In:                                          1 Year  5 Years  10 Years Commencement
----------   -------------                                          ------  -------  -------  ------------

             AXPSM VARIABLE PORTFOLIO -
   BC1             Blue Chip Advantage Fund (9/99)**                 --%      --%      --%         2.98%
   BD1             Bond Fund (10/81)                               -6.57     6.00     7.05         9.62
   CR1             Capital Resource Fund (10/81)                   14.52    19.57    14.33        14.83
   CM1             Cash Management Fund (10/81)                    -3.81     3.02     3.79         5.52
   DE1             Diversified Equity Income Fund (9/99)             --       --       --         -4.88
   EM1             Emerging Markets Fund (5/00)+                     --       --       --           --
   EI1             Extra Income Fund (5/96)                        -2.43      --       --          2.72
   FI1             Federal Income Fund (9/99)                        --       --       --         -6.93
   GB1             Global Bond Fund (5/96)                        -12.14      --       --          1.23
   GR1             Growth Fund (9/99)                                --       --       --          9.89
   IE1             International Fund (1/92)                       36.19    14.29      --         12.08
   MF1             Managed Fund (4/86)                              5.70    16.40    12.38        11.76
   ND1             New Dimensions Fund(R)(5/96)                    22.70      --       --         24.04
   SP1             S&P 500 Index Fund (5/00)+                        --       --       --           --
   SC1             Small Cap Advantage Fund (9/99)                   --       --       --          4.35
   SA1             Strategy Aggressive Fund (1/92)                 61.36    23.04      --         15.72
             AIM V.I.
   1CA             Capital Appreciation Fund (5/93)                35.21    23.84      --         20.91
   1CD             Capital Development Fund (5/98)                 19.82      --       --          5.53
             American Century VARIABLE PORTFOLIOS, INC.
   1IF             VP International (5/94)                         54.44    20.40      --         16.64
   1VA             VP Value (5/96)                                 -8.90      --       --          8.48
             CALVERT CVS
   1SR             Social Balanced Portfolio (9/86)                 3.13     9.73    10.22        14.68
             FIDELITY VIP
   1GI             III Growth & Income Portfolio (Service Class)   -1.11      --       --         17.98
                   (12/96)
   1MP             III Mid Cap Portfolio (Service Class) (12/98)   39.28      --       --         43.41
   1OS             Overseas Portfolio (Service Class) (12/87)      32.99    15.49    10.25        11.29
             FRANKLIN TEMPLETON VIP TRUST
   1RE             Franklin Real Estate Fund - Class 2 (1/89)***  -14.21     5.50     7.54         7.28
   1SI             Franklin Value Securities Fund - Class 2        -6.85      --       --        -17.82
                   (5/98)***
   1IS             Templeton International Smaller Companies Fund  14.70      --       --          2.45
                   - Class 2 (5/96)***
             GOLDMAN SACHS VIT
   1SE             CORESM Small Cap Equity Fund (2/98)****          8.37      --       --         -1.72
   1UE             CORESM U.S. Equity Fund (2/98)                  15.07      --       --         15.84
   1MC             Mid Cap Value Fund (4/98)                       -9.00      --       --        -13.69
             JANUS ASPEN SERIES
   1AG             Aggressive Growth Portfolio - Service Shares   113.13    34.15      --         32.54
                   (9/93)
   1GT             Global Technology Portfolio - Service Shares      --       --       --           --
                   (1/00) +
   1IG             International Growth Portfolio - Service        69.84    31.59      --         26.99
                   Shares (4/94)
             LAZARD RETIREMENT SERIES,
   1IP             International Equity Portfolio (9/98)           12.21      --       --         19.35
             MFS(R) VARIABLE INSURANCE TRUST (VIT)
   1MG             Growth Series - Service Class (5/99 )             --       --       --         43.04
   1MD             New Discovery Series - Service Class (5/98)     84.33      --       --         32.64
             PUTNAM VARIABLE TRUST
   1IN             Putnam VT International New Opportunities Fund  92.85      --       --         46.56
                   - Class IB Shares (4/98)*****
   1VS             Putnam VT Vista Fund - Class IB Shares          43.18      --       --         28.36
                   (1/97)*****


             ROYCE CAPITAL FUND
   1MI             Micro-Cap Portfolio (12/96)                     18.85      --       --         14.40
             THIRD AVENUE
   1SV             Value Portfolio (9/99)                            --       --       --          0.21
             WANGER
   1IT             International Small Cap (5/95)                 116.28      --       --         36.99
   1SP             U.S. Small Cap (5/95)                           15.66      --       --         24.63
             WARBURG PINCUS TRUST
   1EG             Emerging Growth Portfolio  (9/99)                 --       --       --         26.51

*    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge, a 0.95% mortality and expense risk fee and applicable  surrender charges associated with the ten-year surrender charge schedule.
+    Fund had not commenced operations as of Dec. 31, 1999.
**   (Commencement  date of the Funds)  ***Because no Class 2 Shares were issued until Jan. 6, 1999, Class 2 performance  represents the historical  results of Class 1 Shares.  Performance  of Class 2 Shares  for  periods  after its
     January 6, 1999  inception  will  reflect  Class 2's  additional  12b-1 fee expense which also affects all future performance.
**** CoreSM is a service mark of Goldman, Sachs & Co.
*****Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998.  For  periods  prior to  inception  of Class IB  Shares,  performance information  for  Class IB  Shares is based  upon  performance  of Class IA
     Shares  (not  offered)  of the fund,  adjusted  to reflect the fees paid by
     Class IB Shares, including the 12b-1 fee of 0.15%.



Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) Without Surrender
For Periods Ending Dec. 31, 1999
                                                                    Performance Since Commencement of the
                                                                                    Fund*
                                                                                                  Since
Subaccount   Investing In:                                         1 Year   5 Years  10 Years  Commencement
----------   -------------                                         ------   -------  --------  ------------

             AXPSM VARIABLE PORTFOLIO -
   BC2             Blue Chip Advantage Fund (9/99)**                 --%      --%      --%        11.04%
   BD2             Bond Fund (10/81)                                0.89     7.15     7.31         9.84
   CR2             Capital Resource Fund (10/81)                   22.77    20.39    14.59        15.07
   CM2             Cash Management Fund (10/81)                     3.89     4.27     4.07         5.74
   DE2             Diversified Equity Income Fund (9/99)             --       --       --          2.59
   EM2             Emerging Markets Fund (5/00)+                     --       --       --           --
   EI2             Extra Income Fund (5/96)                         5.39     --        --          4.67
   FI2             Federal Income Fund (9/99)                        --       --       --          0.36
   GB2             Global Bond Fund (5/96)                         -5.18     --        --          3.24
   GR2             Growth Fund (9/99)                                --       --       --         17.96
   IE2             International Fund (1/92)                       13.44     9.78      --          9.12
   MF2             Managed Fund (4/86)                             13.93    17.28    12.64        11.99
   ND2             New Dimensions Fund(R)(5/96)                    30.96      --       --         25.35
   SP2             S&P 500 Index Fund (5/00)+                        --       --       --           --
   SC2             Small Cap Advantage Fund (9/99)                   --       --       --         12.42
   SA2             Strategy Aggressive Fund (1/92)                 69.69    23.81      --         16.09
             AIM V.I.
   2CA             Capital Appreciation Fund (5/93)                43.49    24.59     --          21.35
   2CD             Capital Development Fund (5/98)                 28.08      --       --         10.31
             American Century variable portfolios, inc.
   2IF             VP International (5/94)                         62.76    21.21     --          17.30
   2VA             VP Value (5/96)                                 -1.65      --       --         10.21
             CALVERT CVS
   2SR             Social Balanced Portfolio (9/86)                10.93    15.53    11.02        14.48
             FIDELITY VIP
   2GI             III Growth & Income Portfolio (Service Class)    6.83      --       --         19.87
                   (12/96)
   2MP             III Mid Cap Portfolio (Service Class) (12/98)   47.58      --       --         51.63
   2OS             Overseas Portfolio (Service Class) (12/87)      41.27    16.39     10.51       11.51
             FRANKLIN TEMPLETON VIP TRUST
   2RE             Franklin Real Estate Fund - Class 2 (1/89)***   -7.12     7.12      8.13        7.79
   2SI             Franklin Value Securities Fund - Class 2         0.58      --       --        -13.90
                   (5/98)***
   2IS             Templeton International Smaller Companies       22.94      --       --          4.40
                   Fund - Class 2 (5/96)***
             GOLDMAN SACHS VIT
   2SE             CORESM Small Cap Equity Fund (2/98)****         16.58      --       --          2.57
   2UE             CORESM U.S. Equity Fund (2/98)                  23.32      --       --         19.77
   2MC             Mid Cap Value Fund (4/98)                       -1.75      --       --         -9.61
             JANUS ASPEN SERIES
   2AG             Aggressive Growth Portfolio - Service Shares   121.54    34.78     --          32.94
                   ( 9/93)
   2GT             Global Technology Portfolio - Service Shares      --        --       --          --
                   (1/00) +
   2IG             International Growth Portfolio - Service        78.18    32.25     --          27.53
                   Shares (4/94)
             LAZARD RETIREMENT SERIES
   2IP             International Equity Portfolio (9/98)           20.45      --       --         25.22
             MFS(R) VARIABLE INSURANCE TRUST (VIT)
   2MG             Growth Series - Service Class (5/99)              --       --       --         50.84
   2MD             New Discovery Series - Service Class (5/98)     92.13      --       --         40.44
             PUTNAM VARIABLE TRUST
   2IN             Putnam VT International New Opportunities      101.25      --       --         50.54
                   Fund - Class IB Shares (4/98)*****
   2VS             Putnam VT Vista Fund - Class IB Shares          51.50      --       --         30.03
                   (1/97)*****


             ROYCE CAPITAL FUND
   2MI             Micro-Cap Portfolio (12/96)                     27.13      --       --         16.40
             THIRD AVENUE
   2SV             Value Portfolio (9/99)                            --       --       --          8.12
             WANGER
   2IT             International Small Cap (5/95)                 124.71      --       --         37.67
   2SP             U.S. Small Cap (5/95)                           23.90      --       --         25.44
             WARBURG PINCUS TRUST
   2EG             Emerging Growth Portfolio  (9/99)                 --       --       --         34.58

*    Current  applicable  charges deducted from fund  performance  include a $30 contract administrative charge and a 0.75% mortality and expense risk fee.
+    Fund had not commenced operations as of Dec. 31, 1999.
**   (Commencement date of the Funds)
***  Because  no  Class 2  Shares  were  issued  until  Jan.  6,  1999,  Class 2
     performance   represents  the   historical   results  of  Class  1  shares.
     Performance  of Class 2 Shares  for  periods  after  its  January  6,  1999 inception  will reflect Class 2's  additional  12b-1 fee expense which also affects all future performance.
**** CoreSM is a service mark of Goldman, Sachs & Co.
*****Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998.  For  periods  prior to  inception  of Class IB  Shares,  performance information  for  Class IB  Shares is based  upon  performance  of Class IA shares  (not  offered)  of the fund,  adjusted  to reflect the fees paid by
     Class IB Shares, including the 12b-1 fee of 0.15%.



Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) With a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 1999
                                                                    Performance Since Commencement of the
                                                                                    Fund*
                                                                                                  Since
Subaccount   Investing In:                                         1 Year  5 Years  10 Years  Commencement
----------   -------------                                         ------  -------  --------  ------------
             AXPSM VARIABLE PORTFOLIO -
   BC2             Blue Chip Advantage Fund (9/99)**                 --%      --%      --%         4.04%
   BD2             Bond Fund (10/81)                               -5.47     6.54     7.31         9.84
   CR2             Capital Resource Fund (10/81)                   15.77    20.01    14.59        15.07
   CM2             Cash Management Fund (10/81)                    -2.68     3.59     4.07         5.74
   DE2             Diversified Equity Income Fund (9/99)             --       --       --         -3.89
   EM2             Emerging Markets Fund (5/00)+                     --       --       --           --
   EI2             Extra Income Fund (5/96)                        -1.29      --       --          3.44
   FI2             Federal Income Fund (9/99)                        --       --       --         -5.97
   GB2             Global Bond Fund (5/96)                        -11.11      --       --          1.97
   GR2             Growth Fund (9/99)                                --       --       --         10.96
   IE2             International Fund (1/92)                        6.44     9.22     --           9.12
   MF2             Managed Fund (4/86)                              6.93    16.85    12.64        11.99
   ND2             New Dimensions Fund(R)(5/96)                    23.96      --       --         24.60
   SP2             S&P 500 Index Fund (5/00)+                        --       --       --           --
   SC2             Small Cap Advantage Fund (9/99)                   --       --       --          5.42
   SA2             Strategy Aggressive Fund (1/92)                 62.69    23.47      --         16.09
             AIM V.I.
   2CA             Capital Appreciation Fund (5/93)                36.49    24.26      --         21.25
   2CD             Capital Development Fund (5/98)                 21.08      --       --          6.33
             American Century variable portfolios, inc.
   2IF             VP International (5/94)                         55.76    20.84      --         17.05
   2VA             VP Value (5/96)                                 -7.83      --       --          9.15
             CALVERT CVS
   2SR             Social Balanced Portfolio (9/86)                 3.93    11.53    11.02        14.48
             FIDELITY VIP
   2GI             III Growth & Income Portfolio (Service Class)    0.06      --       --         18.46
                   (12/96)
   2MP             III Mid Cap Portfolio (Service Class) (12/98)   40.58      --       --         44.71
   2OS             Overseas Portfolio (Service Class) (12/87)      34.27    15.95    10.51        11.51
             FRANKLIN TEMPLETON VIP TRUST
   2RE             Franklin Real Estate Fund - Class 2 (1/89)***  -12.92     6.50     8.13         7.79
   2SI             Franklin Value Securities Fund - Class 2        -5.76      --       --        -17.18
                   (5/98)***
   2IS             Templeton International Smaller Companies       15.94      --       --          3.17
                   Fund - Class 2 (5/96)***
             GOLDMAN SACHS VIT
   2SE             CORESM Small Cap Equity Fund (2/98)****          9.58      --       --         -1.01
   2UE             CORESM U.S. Equity Fund (2/98)                  16.32      --       --         16.55
   2MC             Mid Cap Value Fund (4/98)                       -7.93      --       --        -13.03
             JANUS ASPEN SERIES
   2AG             Aggressive Growth Portfolio - Service Shares   114.54    34.54      --         32.87
                   (9/93)
   2GT             Global Technology Portfolio - Service Shares      --       --       --           --
                   (1/00) +
   2IG             International Growth Portfolio - Service        71.18    31.98      --         27.36
                   Shares (4/94)
             LAZARD RETIREMENT SERIES
   2IP             International Equity Portfolio (9/98)           13.45      --       --         20.31
             MFS(R) VARIABLE INSURANCE TRUST (VIT)
   2MG             Growth Series - Service Class (5/99)              --       --       --         43.84
   2MD             New Discovery Series - Service Class (5/98)     85.13      --       --         33.44
             PUTNAM VARIABLE TRUST
   2IN             Putnam VT International New Opportunities       94.25      --       --         47.33
                   Fund - Class IB Shares (4/98)*****
   2VS             Putnam VT Vista Fund - Class IB Shares          44.50      --       --         28.84
                   (1/97)*****


             ROYCE CAPITAL FUND
   2MI             Micro-Cap Portfolio (12/96)                     20.13      --       --         14.90
             THIRD AVENUE
   2SV             Value Portfolio (9/99)                            --       --       --          1.25
             WANGER
   2IT             International Small Cap (5/95)                 117.71      --       --         37.40
   2SP             U.S. Small Cap (5/95)                           16.90      --       --         25.07
             WARBURG PINCUS TRUST
   2EG             Emerging Growth Portfolio  (9/99)                 --       --       --         27.58

*    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge, a 0.75% mortality and expense risk fee and applicable  surrender  charges  associated  with the  seven-year  surrender charge schedule.
+    Fund had not commenced operations as of Dec. 31, 1999.
**   (Commencement date of the Funds)
***  Because  no  Class 2  Shares  were  issued  until  Jan.  6,  1999,  Class 2
     performance   represents  the   historical   results  of  Class  1  Shares.
     Performance  of Class 2 Shares  for  periods  after  its  January  6,  1999 inception  will reflect Class 2's  additional  12b-1 fee expense which also affects all future performance.
**** CoreSM is a service mark of Goldman, Sachs & Co.
*****Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998.  For  periods  prior to  inception  of Class IB  Shares,  performance information  for  Class IB  Shares is based  upon  performance  of Class IA
     Shares  (not  offered)  of the fund,  adjusted  to reflect the fees paid by
     Class IB Shares, including the 12b-1 fee of 0.15%.



Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) With a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 1999
                                                                  Performance Since Commencement of the Fund*
                                                                                                   Since
Subaccount   Investing In:                                         1 Year  5 Years   10 Years   Commencement
----------   -------------                                         ------  -------   --------   ------------
             AXPSM VARIABLE PORTFOLIO -
   BC2             Blue Chip Advantage Fund (9/99)**                 --%      --%      --%         3.04%
   BD2             Bond Fund (10/81)                               -6.38     6.22     7.26         9.84
   CR2             Capital Resource Fund (10/81)                   14.77    19.82    14.56        15.07
   CM2             Cash Management Fund (10/81)                    -3.62     3.24     4.00         5.74
   DE2             Diversified Equity Income Fund (9/99)             --       --       --         -4.82
   EM2             Emerging Markets Fund (5/00 )+                    --       --       --           --
   EI2             Extra Income Fund (5/96)                        -2.24      --       --          2.94
   FI2             Federal Income Fund (9/99)                        --       --       --         -6.87
   GB2             Global Bond Fund (5/96)                        -11.96      --       --          1.45
   GR2             Growth Fund (9/99)                                --       --       --          9.96
   IE2             International Fund (1/92)                        5.44     8.94      --          8.91
   MF2             Managed Fund (4/86)                              5.93    16.64    12.60        11.99
   ND2             New Dimensions Fund(R)(5/96)                    22.96      --       --         24.29
   SP2             S&P 500 Index Fund (5/00)+                        --       --       --           --
   SC2             Small Cap Advantage Fund (9/99)                   --       --       --          4.42
   SA2             Strategy Aggressive Fund (1/92)                 61.69    23.29      --         15.96
             AIM V.I.
   2CA             Capital Appreciation Fund (5/93)                35.49    24.09      --         21.15
   2CD             Capital Development Fund (5/98)                 20.08      --       --          5.76
             American Century VARIABLE PORTFOLIOS, INC.
   2IF             VP International (5/94)                         54.76    20.65      --         16.88
   2VA             VP Value (5/96)                                 -8.72      --       --          8.71
             CALVERT CVS
   2SR             Social Balanced Portfolio (9/86)                 2.93     9.53    10.02        14.48
             FIDELITY VIP
   2GI             III Growth & Income Portfolio (Service Class)   -0.91      --       --         18.22
                   (12/96)
   2MP             III Mid Cap Portfolio (Service Class) (12/98)   39.58      --       --         43.72
   2OS             Overseas Portfolio (Service Class) (12/87)      33.27    15.73    10.47        11.51
             FRANKLIN TEMPLETON VIP TRUST
   2RE             Franklin Real Estate Fund - Class 2 (1/89)***  -13.75     6.19     8.08         7.79
   2SI             Franklin Value Securities Fund - Class 2        -6.67      --       --        -17.66
                   (5/98)***
   2IS             Templeton International Smaller Companies       14.94      --       --          2.66
                   Fund - Class 2 (5/96)***
             GOLDMAN SACHS VIT
   2SE             CORESM Small Cap Equity Fund (2/98)****          8.58      --       --         -1.53
   2UE             CORESM U.S. Equity Fund (2/98)                  15.32      --       --         16.08
   2MC             Mid Cap Value Fund (4/98)                       -8.81      --       --        -13.52
             JANUS ASPEN SERIES
   2AG             Aggressive Growth Portfolio - Service Shares   113.54    34.42      --         32.80
                   (9/93)
   2GT             Global Technology Portfolio - Service Shares      --       --       --           --
                   (1/00) +
   2IG             International Growth Portfolio - Service        70.18    31.85      --         27.24
                   Shares (4/94)
             LAZARD RETIREMENT SERIES
   2IP             International Equity Portfolio (9/98)           12.45      --       --          19.60
             MFS(R) VARIABLE INSURANCE TRUST (VIT)
   2MG             Growth Series - Service Class (5/99)              --       --       --         42.84
   2MD             New Discovery Series - Service Class (5/98)     84.13      --       --         32.44
             PUTNAM VARIABLE TRUST
   2IN             Putnam VT International New Opportunities       93.25      --       --         46.87
                   Fund - Class IB Shares (4/98)*****
   2VS             Putnam VT Vista Fund - Class IB Shares          43.50      --       --         28.63
                   (1/97)*****


             ROYCE CAPITAL FUND
   2MI             Micro-Cap Portfolio (12/96)                     19.13      --       --         14.65
             THIRD AVENUE
   2SV             Value Portfolio (9/99)                            --       --       --          0.27
             WANGER
   2IT             International Small Cap (5/95)                 116.71      --       --         37.27
   2SP             U.S. Small Cap (5/95)                           15.90      --       --         24.88
             WARBURG PINCUS TRUST
   2EG             Emerging Growth Portfolio  (9/99)                 --       --       --         26.58

*    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge, a 0.75% mortality and expense risk fee and applicable  surrender charges associated with the ten-year surrender charge schedule.
+    Fund had not commenced operations as of Dec. 31, 1999.
**   (Commencement  date of the Funds)  ***Because no Class 2 Shares were issued until Jan. 6, 1999, Class 2 performance  represents the historical  results of Class 1 Shares.  Performance  of Class 2 Shares  for  periods  after its
     January 6, 1999  inception  will  reflect  Class 2's  additional  12b-1 fee expense which also affects all future performance.
**** CoreSM is a service mark of Goldman, Sachs & Co.
*****Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998.  For  periods  prior to  inception  of Class IB  Shares,  performance information  for  Class IB  Shares is based  upon  performance  of Class IA
     Shares  (not  offered)  of the fund,  adjusted  to reflect the fees paid by
     Class IB Shares, including the 12b-1 fee of 0.15%.


Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:          P =  a hypothetical initial payment of $1,000
              ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and o any dividends declared for such shares.

It does not include:

o    the effect of any applicable surrender charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1999


Subaccount                              Investing In                           Simple Yield        Compound Yield
----------                              ------------                           ------------        --------------
CM1               AXPSM Variable Portfolio - Cash Management Fund                  5.03%               5.16%
CM2               AXPSM Variable Portfolio - Cash Management Fund                  5.26                5.40



You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where:         a    = dividends and investment income earned during the period
               b    = expenses accrued for the period (net of reimbursements)
               c    = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d    = the maximum  offering price per  accumulation  unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on 30-Day Period Ended Dec. 31, 1999

Subaccount           Investing In                                     Yield
----------           ------------                                     -----
BD1              AXPSM Variable Portfolio - Bond Fund                 7.08%
BD2              AXPSM Variable Portfolio - Bond Fund                 7.34
EI1              AXPSM Variable Portfolio - Extra Income Fund        10.62
EI2              AXPSM Variable Portfolio - Extra Income Fund        10.28
FI1              AXPSM Variable Portfolio - Federal Income Fund       5.09
FI2              AXPSM Variable Portfolio - Federal Income Fund       5.15
GB1              AXPSM Variable Portfolio - Global Bond Fund          5.71
GB2              AXPSM Variable Portfolio - Global Bond Fund          5.65

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)

    Duff & Phelps               AAA

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any surrender charges or paid any commissions.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity (SM)

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Variable Account 10 (comprised of subaccounts BC1, BC2, BD1, BD2, CR1, CR2, CM1, CM2, DE1, DE2, EI1, EI2, FI1, FI2, GB1, GB2, GR1, GR2, IE1, IE2, MF1, MF2, ND1, ND2, SC1, SC2, SA1, SA2, 1CA, 2CA, 1CD, 2CD, 1IF, 2IF, 1VA, 2VA, 1GI, 2GI, 1MP, 2MP, 1OS, 2OS, 1RE, 2RE, 1IS, 2IS, 1SI, 2SI, 1SE, 2SE, 1UE, 2UE, 1MC, 2MC, 1IP, 2IP, 1IN, 2IN, 1VS, 2VS, 1MI, 2MI, 1SV, 2SV, 1IT, 2IT, 1SP, 2SP, 1EG and 2EG) as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Variable Account 10 (as described above) at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000

IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM

Statements of Net Assets
December 31, 1999

                                                                               Segregated Asset Subaccounts
Assets                                                              BC1              BC2              BD1              BD2
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 8,340,461      $ 7,740,222     $ 11,764,925      $ 7,268,808
                                                                -----------      -----------     ------------      -----------
  at market value                                               $ 8,922,487      $ 8,243,991     $ 11,741,709      $ 7,259,035
Dividends receivable                                                     --               --           56,314           34,069
Accounts receivable from IDS Life for contract
purchase payments                                                   126,579           96,372           50,401            2,854
Receivable from mutual funds and portfolios for
share redemptions                                                        --               --               --               --
                                                                     ------            -----           ------            -----
Total assets                                                      9,049,066        8,340,363       11,848,424        7,295,958
                                                                  =========        =========       ==========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      5,781            4,075            7,418            3,566
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                       ----              ---             ----              ---
Total liabilities                                                     5,781            4,075            7,418            3,566
                                                                      -----            -----            -----            -----
Net assets applicable to contracts in accumulation period       $ 9,043,285      $ 8,336,288     $ 11,841,006      $ 7,292,392
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                   --------           ------            -----           ------
Total net assets                                                $ 9,043,285      $ 8,336,288     $ 11,841,006      $ 7,292,392
                                                                ===========      ===========     ============      ===========
Accumulation units outstanding                                    8,144,701        7,503,378       11,675,134        7,185,953
                                                                  =========        =========       ==========        =========
Net asset value per accumulation unit                                $ 1.11           $ 1.11           $ 1.01           $ 1.01
                                                                     ======           ======           ======           ======


Assets                                                               CR1              CR2              CM1              CM2
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 3,545,916      $ 5,870,376     $ 85,931,081     $ 65,125,174
                                                                -----------      -----------     ------------     ------------
  at market value                                               $ 3,675,437      $ 6,070,686     $ 85,931,061     $ 65,125,157
Dividends receivable                                                     --               --          299,391          239,605
Accounts receivable from IDS Life for contract
purchase payments                                                     7,100           69,844        2,202,485          946,907
Receivable from mutual funds and portfolios for
share redemptions                                                        --               --               --               --
                                                                      -----         --------           ------            -----
Total assets                                                      3,682,537        6,140,530       88,432,937       66,311,669
                                                                  =========        =========       ==========       ==========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      2,214            2,892           53,621           34,128
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                       ----              ---             ----            -----
Total liabilities                                                     2,214            2,892           53,621           34,128
                                                                      -----            -----           ------           ------
Net assets applicable to contracts in accumulation period       $ 3,680,323      $ 6,085,769     $ 88,379,316     $ 66,277,541
Net assets applicable to contracts in payment period                     --           51,869               --               --
                                                                    -------            -----          -------             ----
Total net assets                                                $ 3,680,323      $ 6,137,638     $ 88,379,316     $ 66,277,541
                                                                ===========      ===========     ============     ============
Accumulation units outstanding                                    3,227,001        5,332,889       87,424,293       65,522,124
                                                                  =========        =========       ==========       ==========
Net asset value per accumulation unit                                $ 1.14           $ 1.14           $ 1.01           $ 1.01
                                                                     ======           ======           ======           ======


Assets                                                               DE1              DE2              EI1              EI2
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 3,354,582      $ 3,130,415      $ 9,882,491      $ 7,746,628
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 3,452,432      $ 3,204,387      $ 9,951,851      $ 7,761,527
Dividends receivable                                                     --               --           71,950           49,018
Accounts receivable from IDS Life for contract
purchase payments                                                    79,673           29,698          232,353           60,178
Receivable from mutual funds and portfolios for share
redemptions                                                              --               --               --               --
                                                                     ------            -----          -------            -----
Total assets                                                      3,532,105        3,234,085       10,256,154        7,870,723
                                                                  =========        =========       ==========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      2,299            1,776            6,443            3,483
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                       ----            -----            -----             ----
Total liabilities                                                     2,299            1,776            6,443            3,483
                                                                      -----            -----            -----            -----
Net assets applicable to contracts in accumulation period       $ 3,529,806      $ 3,232,309     $ 10,249,711      $ 7,867,240
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                    -------           ------             ----            -----
Total net assets                                                $ 3,529,806      $ 3,232,309     $ 10,249,711      $ 7,867,240
                                                                ===========      ===========     ============      ===========
Accumulation units outstanding                                    3,440,938        3,149,027       10,137,005        7,774,094
                                                                  =========        =========       ==========        =========
Net asset value per accumulation unit                                $ 1.03           $ 1.03           $ 1.01           $ 1.01
                                                                     ======           ======           ======           ======


Assets                                                            FI1              FI2              GB1              GB2
Investments in shares of mutual funds and portfolios:
  at cost                                                      $ 12,612,627     $ 10,690,674      $ 2,368,551      $ 1,531,955
                                                               ------------     ------------      -----------      -----------
  at market value                                              $ 12,548,146     $ 10,639,849      $ 2,339,001      $ 1,513,916
Dividends receivable                                                 45,364           39,341            9,031            5,821
Accounts receivable from IDS Life for contract
purchase payments                                                   241,893          495,557           22,132           34,694
Receivable from mutual funds and portfolios for
share redemptions                                                        --               --               --               --
                                                                     ------            -----            -----            -----
Total assets                                                     12,835,403       11,174,747        2,370,164        1,554,431
                                                                 ==========       ==========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      8,385            5,726            1,585              804
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                       ----             ----             ----              ---
Total liabilities                                                     8,385            5,726            1,585              804
                                                                      -----            -----            -----              ---
Net assets applicable to contracts in accumulation period      $ 12,827,018     $ 11,169,021      $ 2,368,579      $ 1,553,627
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                   --------          -------            -----            -----
Total net assets                                               $ 12,827,018     $ 11,169,021      $ 2,368,579      $ 1,553,627
                                                               ============     ============      ===========      ===========
Accumulation units outstanding                                   12,795,965       11,135,246        2,367,731        1,552,116
                                                                 ==========       ==========        =========        =========
Net asset value per accumulation unit                                $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                                                     ======           ======           ======           ======


Assets                                                               GR1              GR2              IE1              IE2
Investments in shares of mutual funds and portfolios:
  at cost                                                      $ 14,581,563     $ 17,946,468      $ 2,586,290      $ 3,100,177
                                                               ------------     ------------      -----------      -----------
  at market value                                              $ 16,057,261     $ 19,668,014      $ 2,750,899      $ 3,270,927
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                   245,118          297,109           16,511           10,148
Receivable from mutual funds and portfolios for
share redemptions                                                        --               --               --               --
                                                                      -----           ------            -----             ----
Total assets                                                     16,302,379       19,965,123        2,767,410        3,281,075
                                                                 ==========       ==========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      9,736            9,466            1,511            1,538
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                        ---             ----             ----             ----
Total liabilities                                                     9,736            9,466            1,511            1,538
                                                                      -----            -----            -----            -----
Net assets applicable to contracts in accumulation period      $ 16,292,643     $ 19,935,382      $ 2,765,899      $ 3,279,537
Net assets applicable to contracts in payment period                     --           20,275               --               --
                                                                        ---           ------              ---           ------
Total net assets                                               $ 16,292,643     $ 19,955,657      $ 2,765,899      $ 3,279,537
                                                               ============     ============      ===========      ===========
Accumulation units outstanding                                   13,812,928       16,891,257        2,173,305        2,575,364
                                                                 ==========       ==========        =========        =========
Net asset value per accumulation unit                                $ 1.18           $ 1.18           $ 1.27           $ 1.27
                                                                     ======           ======           ======           ======


Assets                                                               MF1              MF2              ND1              ND2
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 6,827,525      $ 5,419,833     $ 34,372,353     $ 33,869,008
                                                                -----------      -----------     ------------     ------------
  at market value                                               $ 7,036,639      $ 5,591,957     $ 37,716,666     $ 37,120,591
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    75,964           88,815          937,370          452,382
Receivable from mutual funds and portfolios for share
redemptions                                                              --               --               --               --
                                                                      -----           ------            -----            -----
Total assets                                                      7,112,603        5,680,772       38,654,036       37,572,973
                                                                  =========        =========       ==========       ==========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      4,407            2,763           23,155           17,884
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                       ----             ----             ----            -----
Total liabilities                                                     4,407            2,763           23,155           17,884
                                                                      -----            -----           ------           ------
Net assets applicable to contracts in accumulation period       $ 7,108,196      $ 5,678,009     $ 38,630,881     $ 37,535,733
Net assets applicable to contracts in payment period                     --               --               --           19,356
                                                                       ----           ------             ----           ------
Total net assets                                                $ 7,108,196      $ 5,678,009     $ 38,630,881     $ 37,555,089
                                                                ===========      ===========     ============     ============
Accumulation units outstanding                                    6,539,086        5,220,299       32,482,584       31,537,411
                                                                  =========        =========       ==========       ==========
Net asset value per accumulation unit                                $ 1.09           $ 1.09           $ 1.19           $ 1.19
                                                                     ======           ======           ======           ======


Assets                                                               SC1              SC2              SA1              SA2
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 3,063,756      $ 3,087,705      $ 5,056,239      $ 5,719,628
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 3,309,203      $ 3,314,330      $ 5,799,202      $ 6,696,598
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    97,579           28,147          110,082           78,194
Receivable from mutual funds and portfolios for share
redemptions                                                              --               --               --               --
                                                                       ----             ----            -----            -----
Total assets                                                      3,406,782        3,342,477        5,909,284        6,774,792
                                                                  =========        =========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      2,008            1,632            3,071            2,935
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                       ----             ----             ----              ---
Total liabilities                                                     2,008            1,632            3,071            2,935
                                                                      -----            -----            -----            -----
Net assets applicable to contracts in accumulation period       $ 3,404,774      $ 3,340,845      $ 5,906,213      $ 6,771,857
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                     ------           ------           ------             ----
Total net assets                                                $ 3,404,774      $ 3,340,845      $ 5,906,213      $ 6,771,857
                                                                ===========      ===========      ===========      ===========
Accumulation units outstanding                                    3,029,109        2,970,291        3,901,133        4,470,245
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.12           $ 1.12           $ 1.51           $ 1.51
                                                                     ======           ======           ======           ======


Assets                                                               1CA              2CA              1CD              2CD
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 5,917,680      $ 5,017,833      $ 2,101,888      $ 1,865,352
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 6,776,829      $ 5,699,060      $ 2,391,964      $ 2,122,028
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                   122,571           72,031           35,498           65,858
Receivable from mutual funds and portfolios for share
redemptions                                                           4,229            2,711            1,429              972
                                                                      -----            -----            -----              ---
Total assets                                                      6,903,629        5,773,802        2,428,891        2,188,858
                                                                  =========        =========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      4,229            2,711            1,429              972
Payable to mutual funds and portfolios for investments
purchased                                                           122,571           72,031           35,498           65,858
                                                                    -------           ------           ------           ------
Total liabilities                                                   126,800           74,742           36,927           66,830
                                                                    -------           ------           ------           ------
Net assets applicable to contracts in accumulation period       $ 6,776,829      $ 5,699,060      $ 2,391,964      $ 2,122,028
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                     ------            -----           ------            -----
Total net assets                                                $ 6,776,829      $ 5,699,060      $ 2,391,964      $ 2,122,028
                                                                ===========      ===========      ===========      ===========
Accumulation units outstanding                                    5,159,901        4,336,748        1,892,365        1,677,796
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.31           $ 1.31           $ 1.26           $ 1.26
                                                                     ======           ======           ======           ======


Assets                                                               1IF              2IF              1VA              2VA
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 2,426,525      $ 2,090,627      $ 4,401,177      $ 3,387,139
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 3,010,123      $ 2,575,936      $ 4,392,300      $ 3,365,883
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    17,643           63,241           77,738           61,232
Receivable from mutual funds and portfolios for share
redemptions                                                           1,877            1,253            2,756            1,775
                                                                      -----            -----            -----            -----
Total assets                                                      3,029,643        2,640,430        4,472,794        3,428,890
                                                                  =========        =========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      1,877            1,253            2,756            1,775
Payable to mutual funds and portfolios for investments
purchased                                                            17,643           63,241           77,738           61,232
                                                                     ------           ------           ------           ------
Total liabilities                                                    19,520           64,494           80,494           63,007
                                                                     ------           ------           ------           ------
Net assets applicable to contracts in accumulation period       $ 3,010,123      $ 2,575,936      $ 4,392,300      $ 3,365,883
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                      -----           ------            -----            -----
Total net assets                                                $ 3,010,123      $ 2,575,936      $ 4,392,300      $ 3,365,883
                                                                ===========      ===========      ===========      ===========
Accumulation units outstanding                                    2,093,734        1,790,650        4,774,965        3,656,963
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.44           $ 1.44           $ 0.92           $ 0.92
                                                                     ======           ======           ======           ======


Assets                                                               1GI              2GI              1MP              2MP
Investments in shares of mutual funds and portfolios:
  at cost                                                      $ 18,384,586     $ 15,814,032      $ 7,423,180      $ 6,094,471
                                                               ------------     ------------      -----------      -----------
  at market value                                              $ 18,937,955     $ 16,305,525      $ 8,563,900      $ 7,066,173
Dividends receivable                                                     --               --           52,306           43,451
Accounts receivable from IDS Life for contract
purchase payments                                                   591,559           61,922          144,755           41,355
Receivable from mutual funds and portfolios for share
redemptions                                                          11,711            8,363            5,338            3,665
                                                                     ------            -----            -----            -----
Total assets                                                     19,541,225       16,375,810        8,766,299        7,154,644
                                                                 ==========       ==========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                     11,711            8,363            5,338            3,665
Payable to mutual funds and portfolios for investments
purchased                                                           591,559           61,922          144,755           41,355
                                                                    -------           ------          -------           ------
Total liabilities                                                   603,270           70,285          150,093           45,020
                                                                    -------           ------          -------           ------
Net assets applicable to contracts in accumulation period      $ 18,937,955     $ 16,305,525      $ 8,616,183      $ 7,089,136
Net assets applicable to contracts in payment period                     --               --               23           20,488
                                                                    -------            -----               --           ------
Total net assets                                               $ 18,937,955     $ 16,305,525      $ 8,616,206      $ 7,109,624
                                                               ============     ============      ===========      ===========
Accumulation units outstanding                                   18,137,421       15,602,831        6,945,013        5,709,401
                                                                 ==========       ==========        =========        =========
Net asset value per accumulation unit                                $ 1.04           $ 1.05           $ 1.24           $ 1.24
                                                                     ======           ======           ======           ======


Assets                                                               1OS              2OS              1RE              2RE
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 3,915,758      $ 3,722,290        $ 636,248        $ 825,640
                                                                -----------      -----------        ---------        ---------
  at market value                                               $ 4,429,715      $ 4,197,953        $ 654,603        $ 848,254
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    46,198           58,362           15,403            7,220
Receivable from mutual funds and portfolios for
share redemptions                                                     2,724            2,094              422              437
                                                                      -----            -----              ---              ---
Total assets                                                      4,478,637        4,258,409          670,428          855,911
                                                                  =========        =========          =======          =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      2,724            2,094              422              388
Payable to mutual funds and portfolios for investments
purchased                                                            46,198           58,362           15,403            7,220
                                                                     ------           ------           ------            -----
Total liabilities                                                    48,922           60,456           15,825            7,608
                                                                     ------           ------           ------            -----
Net assets applicable to contracts in accumulation period       $ 4,429,715      $ 4,197,953        $ 654,603        $ 848,303
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                      -----           ------             ----           ------
Total net assets                                                $ 4,429,715      $ 4,197,953        $ 654,603        $ 848,303
                                                                ===========      ===========        =========        =========
Accumulation units outstanding                                    3,611,816        3,420,658          683,371          885,005
                                                                  =========        =========          =======          =======
Net asset value per accumulation unit                                $ 1.23           $ 1.23           $ 0.96           $ 0.96
                                                                     ======           ======           ======           ======


Assets                                                                1SI              2SI              1IS              2IS
Investments in shares of mutual funds and portfolios:
  at cost                                                         $ 549,517        $ 542,286      $ 1,023,029        $ 879,384
                                                                  ---------        ---------      -----------        ---------
  at market value                                                 $ 567,167        $ 563,783      $ 1,069,184        $ 911,568
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                   116,493            2,222            7,880            7,047
Receivable from mutual funds and portfolios for share
redemptions                                                             285              269              649              380
                                                                        ---              ---              ---              ---
Total assets                                                        683,945          566,274        1,077,713          918,995
                                                                    =======          =======        =========          =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                        285              269              547              380
Payable to mutual funds and portfolios for investments
purchased                                                           116,493            2,222            7,880            7,047
                                                                    -------            -----            -----            -----
Total liabilities                                                   116,778            2,491            8,427            7,427
                                                                    -------            -----            -----            -----
Net assets applicable to contracts in accumulation period         $ 567,167        $ 563,783      $ 1,069,286        $ 911,568
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                     ------             ----            -----            -----
Total net assets                                                  $ 567,167        $ 563,783      $ 1,069,286        $ 911,568
                                                                  =========        =========      ===========        =========
Accumulation units outstanding                                      589,712          585,846        1,052,855          897,107
                                                                    =======          =======        =========          =======
Net asset value per accumulation unit                                $ 0.96           $ 0.96           $ 1.02           $ 1.02
                                                                     ======           ======           ======           ======


Assets                                                               1SE              2SE              1UE              2UE
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 2,725,507      $ 1,917,308     $ 10,359,345      $ 9,381,210
                                                                -----------      -----------     ------------      -----------
  at market value                                               $ 3,017,070      $ 2,121,185     $ 10,953,123      $ 9,912,956
Dividends receivable                                                     --            3,582               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    74,283           46,439          253,437           77,400
Receivable from mutual funds and portfolios for share
redemptions                                                           1,827            1,020            6,723            4,956
                                                                      -----            -----            -----            -----
Total assets                                                      3,093,180        2,172,226       11,213,283        9,995,312
                                                                  =========        =========       ==========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      1,827            1,020            6,723            4,956
Payable to mutual funds and portfolios for investments
purchased                                                            74,283           46,439          253,437           77,400
                                                                     ------           ------          -------           ------
Total liabilities                                                    76,110           47,459          260,160           82,356
                                                                     ------           ------          -------           ------
Net assets applicable to contracts in accumulation period       $ 3,017,070      $ 2,124,767     $ 10,953,123      $ 9,912,956
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                       ----            -----            -----            -----
Total net assets                                                $ 3,017,070      $ 2,124,767     $ 10,953,123      $ 9,912,956
                                                                ===========      ===========     ============      ===========
Accumulation units outstanding                                    2,665,253        1,876,209        9,951,016        8,980,927
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.13           $ 1.13           $ 1.10           $ 1.10
                                                                     ======           ======           ======           ======


Assets                                                               1MC              2MC              1IP              2IP
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 1,885,525      $ 1,522,954      $ 2,550,213      $ 2,004,758
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 1,917,102      $ 1,549,468      $ 2,680,901      $ 2,122,181
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    20,333            1,768           65,123            8,121
Receivable from mutual funds and portfolios for share
redemptions                                                           1,183              819            1,658            1,141
                                                                      -----              ---            -----            -----
Total assets                                                      1,938,618        1,552,055        2,747,682        2,131,443
                                                                  =========        =========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      1,183              819            1,658            1,141
Payable to mutual funds and portfolios for investments
purchased                                                            20,333            1,768           65,123            8,121
                                                                     ------            -----           ------            -----
Total liabilities                                                    21,516            2,587           66,781            9,262
                                                                     ------            -----           ------            -----
Net assets applicable to contracts in accumulation period       $ 1,917,102      $ 1,549,468      $ 2,680,901      $ 2,122,181
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                      -----           ------           ------           ------
Total net assets                                                $ 1,917,102      $ 1,549,468      $ 2,680,901      $ 2,122,181
                                                                ===========      ===========      ===========      ===========
Accumulation units outstanding                                    2,022,724        1,633,700        2,504,403        1,981,118
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 0.95           $ 0.95           $ 1.07           $ 1.07
                                                                     ======           ======           ======           ======



Assets                                                               1IN              2IN              1VS              2VS
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 9,944,779      $ 7,361,537      $ 8,808,330      $ 6,242,378
                                                                -----------      -----------      -----------      -----------
  at market value                                               $12,408,688      $ 9,204,802      $ 9,817,341      $ 6,918,021
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                   134,217          144,670          263,878           50,356
Receivable from mutual funds and portfolios for share
redemptions                                                           7,484            4,507            5,841            3,456
                                                                      -----            -----            -----            -----
Total assets                                                     12,550,389        9,353,979       10,087,060        6,971,833
                                                                 ==========        =========       ==========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      7,484            4,507            5,841            3,456
Payable to mutual funds and portfolios for investments
purchased                                                           134,217          144,670          263,878           50,356
                                                                    -------          -------          -------           ------
Total liabilities                                                   141,701          149,177          269,719           53,812
                                                                    -------          -------          -------           ------
Net assets applicable to contracts in accumulation period      $ 12,408,688      $ 9,204,802      $ 9,817,341      $ 6,917,980
Net assets applicable to contracts in payment period                     --               --               --               41
                                                                     ------             ----          -------            -----
Total net assets                                               $ 12,408,688      $ 9,204,802      $ 9,817,341      $ 6,918,021
                                                               ============      ===========      ===========      ===========
Accumulation units outstanding                                    8,199,597        6,078,883        7,245,003        5,083,557
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.51           $ 1.51           $ 1.36           $ 1.36
                                                                     ======           ======           ======           ======


Assets                                                                1MI              2MI              1SV              2SV
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 2,111,886      $ 1,385,251      $ 2,084,708      $ 1,887,826
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 2,173,432      $ 1,415,465      $ 2,208,733      $ 2,026,059
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    53,889            3,945           21,872           23,441
Receivable from mutual funds and portfolios for share
redemptions                                                           1,264              704            1,353            1,052
                                                                      -----              ---            -----            -----
Total assets                                                      2,228,585        1,420,114        2,231,958        2,050,552
                                                                  =========        =========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      1,264              704            1,353            1,052
Payable to mutual funds and portfolios for investments
purchased                                                            53,889            3,945           21,872           23,441
                                                                     ------            -----           ------           ------
Total liabilities                                                    55,153            4,649           23,225           24,493
                                                                     ------            -----           ------           ------
Net assets applicable to contracts in accumulation period       $ 2,173,432      $ 1,415,465      $ 2,208,733      $ 2,026,059
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                      -----           ------           ------            -----
Total net assets                                                $ 2,173,432      $ 1,415,465      $ 2,208,733      $ 2,026,059
                                                                ===========      ===========      ===========      ===========
Accumulation units outstanding                                    1,886,045        1,227,570        2,043,367        1,873,052
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.15           $ 1.15           $ 1.08           $ 1.08
                                                                     ======           ======           ======           ======


Assets                                                               1IT              2IT              1SP              2SP
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 1,676,343      $ 1,532,620      $ 2,933,382      $ 2,671,164
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 2,031,976      $ 1,867,844      $ 3,132,024      $ 2,850,015
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    80,267           51,257           45,698           64,688
Receivable from mutual funds and portfolios for share
redemptions                                                           1,089              786            1,763            1,277
                                                                      -----              ---            -----            -----
Total assets                                                      2,113,332        1,919,887        3,179,485        2,915,980
                                                                  =========        =========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      1,089              734            1,763            1,277
Payable to mutual funds and portfolios for investments
purchased                                                            80,267           51,257           45,698           64,688
                                                                     ------           ------           ------           ------
Total liabilities                                                    81,356           51,991           47,461           65,965
                                                                     ------           ------           ------           ------
Net assets applicable to contracts in accumulation period       $ 2,031,976      $ 1,867,896      $ 3,132,024      $ 2,850,015
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                      -----           ------           ------          -------
Total net assets                                                $ 2,031,976      $ 1,867,896      $ 3,132,024      $ 2,850,015
                                                                ===========      ===========      ===========      ===========
Accumulation units outstanding                                    1,342,920        1,233,713        2,723,041        2,476,379
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.51           $ 1.51           $ 1.15           $ 1.15
                                                                     ======           ======           ======           ======


                                                                                                  Combined
                                                                                                  Variable
Assets                                                             1EG              2EG            Account
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 3,263,376      $ 2,093,976   $ 555,898,449
                                                                -----------      -----------   -------------
  at market value                                               $ 3,777,614      $ 2,420,059   $ 587,688,921
Dividends receivable                                                     --               --         949,243
Accounts receivable from IDS Life for contract
purchase payments                                                    55,796           43,162      10,336,407
Receivable from mutual funds and portfolios for share
redemptions                                                           2,285            1,161         106,688
                                                                      -----            -----         -------
Total assets                                                      3,835,695        2,464,382     599,081,259
                                                                  =========        =========     ===========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      2,285            1,161         330,787
Payable to mutual funds and portfolios for investments
purchased                                                            55,796           43,162       3,200,268
                                                                     ------           ------       ---------
Total liabilities                                                    58,081           44,323       3,531,055
                                                                     ------           ------       ---------
Net assets applicable to contracts in accumulation period       $ 3,777,614      $ 2,420,059   $ 595,438,152
Net assets applicable to contracts in payment period                     --               --         112,052
                                                                      -----            -----         -------
Total net assets                                                $ 3,777,614      $ 2,420,059   $ 595,550,204
                                                                ===========      ===========   =============
Accumulation units outstanding                                    2,872,085        1,838,182
                                                                  =========        =========
Net asset value per accumulation unit                                $ 1.32           $ 1.32
                                                                     ======           ======

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable Annuity (SM)

Statements of Operations
Period ended December 31, 1999

                                                                                    Segregated Asset Subaccounts(1)
Investment income                                                   BC1                BC2                BD1                BD2
Dividend income from mutual funds and portfolios                 $ 6,772            $ 5,765           $ 86,087            $ 59,818
Mortality and expense risk fee                                     9,359              6,367             11,304               6,238
                                                                   -----              -----             ------               -----
Investment income (loss) - net                                    (2,587)              (602)            74,783              53,580
                                                                  ======               ====             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                              3,630             33,210            426,478             182,817
  Cost of investments sold                                         3,511             33,072            427,455             182,460
                                                                   -----             ------            -------             -------
Net realized gain (loss) on investments                              119                138               (977)                357
Net change in unrealized appreciation or
depreciation of investments                                      582,026            503,769            (23,216)             (9,773)
                                                                 -------            -------            -------              ------
Net gain (loss) on investments                                   582,145            503,907            (24,193)             (9,416)
                                                                 -------            -------            -------              ------
Net increase (decrease) in net assets resulting
from operations                                                $ 579,558          $ 503,305           $ 50,590            $ 44,164
                                                               =========          =========           ========            ========



Investment income                                                  CR1                CR2                CM1                CM2
Dividend income from mutual funds and portfolios               $ 183,607          $ 325,161          $ 516,305           $ 405,856
Mortality and expense risk fee                                     3,463              4,483             95,329              59,218
                                                                   -----              -----             ------              ------
Investment income (loss) - net                                   180,144            320,678            420,976             346,638
                                                                 =======            =======            =======             =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                             24,926             72,979             42,956           1,358,047
  Cost of investments sold                                        24,698             71,180             42,956           1,358,047
                                                                  ------             ------             ------           ---------
Net realized gain (loss) on investments                              228              1,799                 --                  --
Net change in unrealized appreciation or
depreciation of investments                                      129,521            200,310                (20)                (17)
                                                                 -------            -------                ---                 ---
Net gain (loss) on investments                                   129,749            202,109                (20)                (17)
                                                                 -------            -------                ---                 ---
Net increase (decrease) in net assets resulting
from operations                                                $ 309,893          $ 522,787          $ 420,956           $ 346,621
                                                               =========          =========          =========           =========



Investment income                                                   DE1                DE2                EI1                EI2
Dividend income from mutual funds and portfolios                 $ 7,449            $ 6,972          $ 112,895            $ 78,119
Mortality and expense risk fee                                     4,013              2,874             10,474               5,760
                                                                   -----              -----             ------               -----
Investment income (loss) - net                                     3,436              4,098            102,421              72,359
                                                                   =====              =====            =======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                              1,777              1,143             89,091             129,710
  Cost of investments sold                                         1,735              1,125             88,848             130,694
                                                                   -----              -----             ------             -------
Net realized gain (loss) on investments                               42                 18                243                (984)
Net change in unrealized appreciation or
depreciation of investments                                       97,850             73,972             69,360              14,899
                                                                  ------             ------             ------              ------
Net gain (loss) on investments                                    97,892             73,990             69,603              13,915
                                                                  ------             ------             ------              ------
Net increase (decrease) in net assets resulting
from operations                                                $ 101,328           $ 78,088          $ 172,024            $ 86,274
                                                               =========           ========          =========            ========



Investment income                                                  FI1                FI2                GB1                GB2
Dividend income from mutual funds and portfolios                $ 87,849           $ 65,644           $ 13,388             $ 8,842
Mortality and expense risk fee                                    15,784              9,385              2,527               1,331
                                                                  ------              -----              -----               -----
Investment income (loss) - net                                    72,065             56,259             10,861               7,511
                                                                  ======             ======             ======               =====

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                            278,632            769,739             77,446                 541
  Cost of investments sold                                       279,403            770,817             78,427                 546
                                                                 -------            -------             ------                 ---
Net realized gain (loss) on investments                             (771)            (1,078)              (981)                 (5)
Net change in unrealized appreciation or
depreciation of investments                                      (64,481)           (50,825)           (29,550)            (18,039)
                                                                 -------            -------            -------             -------
Net gain (loss) on investments                                   (65,252)           (51,903)           (30,531)            (18,044)
                                                                 -------            -------            -------             -------
Net increase (decrease) in net assets resulting
from operations                                                  $ 6,813            $ 4,356          $ (19,670)          $ (10,533)
                                                                 =======            =======          =========           =========



Investment income                                                  GR1                GR2                IE1                 IE2
Dividend income from mutual funds and portfolios                 $ 9,895           $ 11,139          $ 148,076           $ 246,226
Mortality and expense risk fee                                    15,651             14,326              2,303               2,426
                                                                  ------             ------              -----               -----
Investment income (loss) - net                                    (5,756)            (3,187)           145,773             243,800
                                                                  ======             ======            =======             =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                              6,098             25,509             16,038              47,489
  Cost of investments sold                                         5,812             23,642             15,686              47,208
                                                                   -----             ------             ------              ------
Net realized gain (loss) on investments                              286              1,867                352                 281
Net change in unrealized appreciation or
depreciation of investments                                    1,475,698          1,721,546            164,609             170,750
                                                               ---------          ---------            -------             -------
Net gain (loss) on investments                                 1,475,984          1,723,413            164,961             171,031
                                                               ---------          ---------            -------             -------
Net increase (decrease) in net assets resulting
from operations                                              $ 1,470,228        $ 1,720,226          $ 310,734           $ 414,831
                                                             ===========        ===========          =========           =========



Investment income                                                  MF1                MF2                ND1                ND2
Dividend income from mutual funds and portfolios               $ 190,813          $ 147,789          $ 175,961           $ 161,503
Mortality and expense risk fee                                     7,149              4,395             35,949              27,115
                                                                   -----              -----             ------              ------
Investment income (loss) - net                                   183,664            143,394            140,012             134,388
                                                                 =======            =======            =======             =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                             25,527              5,288             25,765              10,338
  Cost of investments sold                                        25,118              5,379             24,430               9,975
                                                                  ------              -----             ------               -----
Net realized gain (loss) on investments                              409                (91)             1,335                 363
Net change in unrealized appreciation or
depreciation of investments                                      209,114            172,124          3,344,313           3,251,583
                                                                 -------            -------          ---------           ---------
Net gain (loss) on investments                                   209,523            172,033          3,345,648           3,251,946
                                                                 -------            -------          ---------           ---------
Net increase (decrease) in net assets resulting
from operations                                                $ 393,187          $ 315,427        $ 3,485,660         $ 3,386,334
                                                               =========          =========        ===========         ===========



Investment income                                                  SC1                SC2                SA1                SA2
Dividend income from mutual funds and portfolios                $ 13,105           $ 13,192          $ 157,457           $ 203,100
Mortality and expense risk fee                                     3,274              2,483              4,179               4,260
                                                                   -----              -----              -----               -----
Investment income (loss) - net                                     9,831             10,709            153,278             198,840
                                                                   =====             ======            =======             =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                              1,563          2,708,655              1,171              27,417
  Cost of investments sold                                         1,529          2,690,974              1,169              24,645
                                                                   -----          ---------              -----              ------
Net realized gain (loss) on investments                               34             17,681                  2               2,772
Net change in unrealized appreciation or
depreciation of investments                                      245,447            226,625            742,963             976,970
                                                                 -------            -------            -------             -------
Net gain (loss) on investments                                   245,481            244,306            742,965             979,742
                                                                 -------            -------            -------             -------
Net increase (decrease) in net assets resulting
from operations                                                $ 255,312          $ 255,015          $ 896,243         $ 1,178,582
                                                               =========          =========          =========         ===========



Investment income                                                  1CA                2CA                1CD                2CD
Dividend income from mutual funds and portfolios               $ 104,087           $ 82,137                $--                 $--
Mortality and expense risk fee                                     6,666              4,145              2,242               1,528
                                                                   -----              -----              -----               -----
Investment income (loss) - net                                    97,421             77,992             (2,242)             (1,528)
                                                                  ======             ======             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                             27,663                  4             27,014              21,602
  Cost of investments sold                                        25,765                  4             25,079              20,006
                                                                  ------                  -             ------              ------
Net realized gain (loss) on investments                            1,898                 --              1,935               1,596
Net change in unrealized appreciation or
depreciation of investments                                      859,149            681,227            290,076             256,676
                                                                 -------            -------            -------             -------
Net gain (loss) on investments                                   861,047            681,227            292,011             258,272
                                                                 -------            -------            -------             -------
Net increase (decrease) in net assets resulting
from operations                                                $ 958,468          $ 759,219          $ 289,769           $ 256,744
                                                               =========          =========          =========           =========



Investment income                                                   1IF                2IF                1VA                2VA
Dividend income from mutual funds and portfolios                     $--                $--                $--                 $--
Mortality and expense risk fee                                     2,948              1,939              4,716               3,075
                                                                   -----              -----              -----               -----
Investment income (loss) - net                                    (2,948)            (1,939)            (4,716)             (3,075)
                                                                  ======             ======             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                  1             43,247             22,835              27,396
  Cost of investments sold                                             1             40,472             22,160              27,980
                                                                       -             ------             ------              ------
Net realized gain (loss) on investments                               --              2,775                675                (584)
Net change in unrealized appreciation or
depreciation of investments                                      583,598            485,309             (8,877)            (21,256)
                                                                 -------            -------             ------             -------
Net gain (loss) on investments                                   583,598            488,084             (8,202)            (21,840)
                                                                 -------            -------             ------             -------
Net increase (decrease) in net assets resulting
from operations                                                $ 580,650          $ 486,145          $ (12,918)          $ (24,915)
                                                               =========          =========          =========           =========



Investment income                                                   1GI                2GI                1MP                2MP
Dividend income from mutual funds and portfolios                     $--                $--           $ 52,306            $ 43,451
Mortality and expense risk fee                                    19,386             13,669              8,558               5,857
                                                                  ------             ------              -----               -----
Investment income (loss) - net                                   (19,386)           (13,669)            43,748              37,594
                                                                 =======            =======             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                 19                 17                 13             266,497
  Cost of investments sold                                            19                 17                 13             256,449
                                                                      --                 --                 --             -------
Net realized gain (loss) on investments                               --                 --                 --              10,048
Net change in unrealized appreciation or
depreciation of investments                                      553,369            491,493          1,140,720             971,702
                                                                 -------            -------          ---------             -------
Net gain (loss) on investments                                   553,369            491,493          1,140,720             981,750
                                                                 -------            -------          ---------             -------
Net increase (decrease) in net assets resulting
from operations                                                $ 533,983          $ 477,824        $ 1,184,468         $ 1,019,344
                                                               =========          =========        ===========         ===========



Investment income                                                   1OS                2OS                1RE                 2RE
Dividend income from mutual funds and portfolios                     $--                $--                $--                 $--
Mortality and expense risk fee                                     4,319              3,218                675                 727
                                                                   -----              -----                ---                 ---
Investment income (loss) - net                                    (4,319)            (3,218)              (675)               (727)
                                                                  ======             ======               ====                ====

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                              6,577            265,613             11,057                   3
  Cost of investments sold                                         6,508            260,557             11,175                   3
                                                                   -----            -------             ------                   -
Net realized gain (loss) on investments                               69              5,056               (118)                 --
Net change in unrealized appreciation or
depreciation of investments                                      513,957            475,663             18,355              22,614
                                                                 -------            -------             ------              ------
Net gain (loss) on investments                                   514,026            480,719             18,237              22,614
                                                                 -------            -------             ------              ------
Net increase (decrease) in net assets resulting
from operations                                                $ 509,707          $ 477,501           $ 17,562            $ 21,887
                                                               =========          =========           ========            ========



Investment income                                                    1SI                2SI                1IS                2IS
Dividend income from mutual funds and portfolios                     $--                $--                $--                 $--
Mortality and expense risk fee                                       430                467              1,094                 529
                                                                     ---                ---              -----                 ---
Investment income (loss) - net                                      (430)              (467)            (1,094)               (529)
                                                                    ====               ====             ======                ====

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                 --                318                  3              45,191
  Cost of investments sold                                            --                320                  3              45,194
                                                                     ---                ---                  -              ------
Net realized gain (loss) on investments                               --                 (2)                --                  (3)
Net change in unrealized appreciation or
depreciation of investments                                       17,650             21,497             46,155              32,184
                                                                  ------             ------             ------              ------
Net gain (loss) on investments                                    17,650             21,495             46,155              32,181
                                                                  ------             ------             ------              ------
Net increase (decrease) in net assets resulting
from operations                                                 $ 17,220           $ 21,028           $ 45,061            $ 31,652
                                                                ========           ========           ========            ========



Investment income                                                  1SE                2SE                1UE                2UE
Dividend income from mutual funds and portfolios                 $ 4,992            $ 3,582          $ 121,813           $ 113,993
Mortality and expense risk fee                                     3,021              1,640             11,183               8,056
                                                                   -----              -----             ------               -----
Investment income (loss) - net                                     1,971              1,942            110,630             105,937
                                                                   =====              =====            =======             =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                  5              5,860             35,994              14,432
  Cost of investments sold                                             5              5,603             33,790              13,640
                                                                       -              -----             ------              ------
Net realized gain (loss) on investments                               --                257              2,204                 792
Net change in unrealized appreciation or
depreciation of investments                                      291,563            203,877            593,778             531,746
                                                                 -------            -------            -------             -------
Net gain (loss) on investments                                   291,563            204,134            595,982             532,538
                                                                 =======            =======            =======             =======
Net increase (decrease) in net assets resulting
from operations                                                $ 293,534          $ 206,076          $ 706,612           $ 638,475
                                                               =========          =========          =========           =========



Investment income                                                  1MC                2MC                1IP                2IP
Dividend income from mutual funds and portfolios                $ 11,299            $ 9,907           $ 20,808            $ 18,758
Mortality and expense risk fee                                     2,052              1,445              2,668               2,027
                                                                   -----              -----              -----               -----
Investment income (loss) - net                                     9,247              8,462             18,140              16,731
                                                                   =====              =====             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                              1,596             63,300              8,785               5,072
  Cost of investments sold                                         1,561             64,252              8,591               4,985
                                                                   -----             ------              -----               -----
Net realized gain (loss) on investments                               35               (952)               194                  87
Net change in unrealized appreciation or
depreciation of investments                                       31,577             26,514            130,688             117,423
                                                                  ------             ------            -------             -------
Net gain (loss) on investments                                    31,612             25,562            130,882             117,510
                                                                  ------             ------            -------             -------
Net increase (decrease) in net assets resulting
from operations                                                 $ 40,859           $ 34,024          $ 149,022           $ 134,241
                                                                ========           ========          =========           =========



Investment income                                                  1IN1               2IN1               1VS1               2VS1
Dividend income from mutual funds and portfolios                     $--                $--          $ 537,157           $ 426,628
Mortality and expense risk fee                                    11,652              6,830              9,068               5,054
                                                                  ------              -----              -----               -----
Investment income (loss) - net                                   (11,652)            (6,830)           528,089             421,574
                                                                 =======             ======            =======             =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                  7                 14                 14                   9
  Cost of investments sold                                             7                 14                 14                   9
                                                                       -                 --                 --                   -
Net realized gain (loss) on investments                               --                 --                 --                  --
Net change in unrealized appreciation or
depreciation of investments                                    2,463,909          1,843,265          1,009,011             675,643
                                                               ---------          ---------          ---------             -------
Net gain (loss) on investments                                 2,463,909          1,843,265          1,009,011             675,643
                                                               ---------          ---------          ---------             -------
Net increase (decrease) in net assets resulting
from operations                                              $ 2,452,257        $ 1,836,435        $ 1,537,100         $ 1,097,217
                                                             ===========        ===========        ===========         ===========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                                 1MI1               2MI1                 1SV2               2SV2
Dividend income from mutual funds and portfolios               $ 140,724           $ 97,888                $--                 $--
Mortality and expense risk fee                                     2,104              1,031              2,131               1,787
                                                                   -----              -----              -----               -----
Investment income (loss) - net                                   138,620             96,857             (2,131)             (1,787)
                                                                 =======             ======             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                  2            326,475              2,099              48,587
  Cost of investments sold                                             2            323,822              2,113              47,864
                                                                       -            -------              -----              ------
Net realized gain (loss) on investments                               --              2,653                (14)                723
Net change in unrealized appreciation or
depreciation of investments                                       61,546             30,214            124,025             138,233
                                                                  ------             ------            -------             -------
Net gain (loss) on investments                                    61,546             32,867            124,011             138,956
                                                                  ------             ------            -------             -------
Net increase (decrease) in net assets resulting
from operations                                                $ 200,166          $ 129,724          $ 121,880           $ 137,169
                                                               =========          =========          =========           =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                                  1IT1               2IT1               1SP1               2SP1
Dividend income from mutual funds and portfolios                     $--                $--                $--                 $--
Mortality and expense risk fee                                     1,448              1,112              2,628               1,851
                                                                   -----              -----              -----               -----
Investment income (loss) - net                                    (1,448)            (1,112)            (2,628)             (1,851)
                                                                  ======             ======             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                255                 --                  2                  --
  Cost of investments sold                                           254                 --                  2                  --
                                                                     ---                                     -
Net realized gain (loss) on investments                                1                 --                 --                  --
Net change in unrealized appreciation or
depreciation of investments                                      355,633            335,224            198,642             178,851
                                                                 -------            -------            -------             -------
Net gain (loss) on investments                                   355,634            335,224            198,642             178,851
                                                                 =======            =======            =======             =======
Net increase (decrease) in net assets resulting
from operations                                                $ 354,186          $ 334,112          $ 196,014           $ 177,000
                                                               =========          =========          =========           =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.


                                                                                                     Combined
                                                                                                     Variable
Investment income                                                  1EG2               2EG2            Account
Dividend income from mutual funds and portfolios                $ 19,793           $ 12,276        $ 5,270,384
Mortality and expense risk fee                                     3,459              1,699            541,553
                                                                   -----              -----            -------
Investment income (loss) - net                                    16,334             10,577          4,728,831
                                                                  ======             ======          =========

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                  1                945          7,672,504
  Cost of investments sold                                             1                899          7,619,694
                                                                       -                ---          ---------
Net realized gain (loss) on investments                               --                 46             52,810
Net change in unrealized appreciation or
depreciation of investments                                      514,238            326,083         31,790,472
                                                                 -------            -------         ----------
Net gain (loss) on investments                                   514,238            326,129         31,843,282
                                                                 -------            -------         ----------
Net increase (decrease) in net assets resulting
from operations                                                $ 530,572          $ 336,706       $ 36,572,113
                                                               =========          =========       ============

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                       Segregated Asset Subaccounts1
Operations                                                      BC1           BC2            BD1           BD2
Investment income (loss) - net                              $ (2,587)       $ (602)      $ 74,783      $ 53,580
Net realized gain (loss) on investments                          119           138           (977)          357
Net change in unrealized appreciation or
depreciation of investments                                  582,026       503,769        (23,216)       (9,773)
                                                             -------       -------        -------        ------
Net increase (decrease) in net assets
resulting from operations                                    579,558       503,305         50,590        44,164
                                                             =======       =======         ======        ======

Contract transactions
Contract purchase payments                                 7,433,114     7,101,931     11,484,828     6,956,813
Net transfers2                                             1,035,077       734,585        313,214       345,360
Transfers for policy loans                                        --            --             --        (4,036)
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                          (4,464)       (3,533)        (3,858)      (43,861)
  Death benefits                                                  --            --         (3,768)       (6,048)
                                                              ------        ------         ------        ------
Increase (decrease) from contract transactions             8,463,727     7,832,983     11,790,416     7,248,228
                                                           ---------     ---------     ----------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------     ----------     ---------
Net assets at end of year                                $ 9,043,285   $ 8,336,288   $ 11,841,006   $ 7,292,392
                                                         ===========   ===========   ============   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 7,162,609     6,810,380     11,373,968     6,895,987
Net transfers2                                               986,160       696,257        308,700       343,400
Transfers for policy loans                                        --            --             --        (4,057)
Contract terminations:
  Surrender benefits                                          (4,068)       (3,259)        (3,810)      (43,401)
  Death benefits                                                  --            --         (3,724)       (5,976)
                                                            --------       -------         ------        ------
Units outstanding at end of year                           8,144,701     7,503,378     11,675,134     7,185,953
                                                           =========     =========     ==========     =========


1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                     Segregated Asset Subaccounts1
Operations                                                     CR1           CR2            CM1           CM2
Investment income (loss) - net                             $ 180,144     $ 320,678      $ 420,976     $ 346,638
Net realized gain (loss) on investments                          228         1,799             --            --
Net change in unrealized appreciation or
depreciation of investments                                  129,521       200,310            (20)          (17)
                                                             -------       -------            ---           ---
Net increase (decrease) in net assets resulting
from operations                                              309,893       522,787        420,956       346,621
                                                             =======       =======        =======       =======

Contract transactions
Contract purchase payments                                 3,111,030     5,526,328    109,375,412    85,241,344
Net transfers2                                               263,751        97,735    (21,277,400)  (19,097,300)
Transfers for policy loans                                        --            --             --      (135,836)
Annuity payments                                                  --          (278)            --            --
Contract terminations:
  Surrender benefits                                          (4,351)       (8,934)       (24,995)      (37,313)
  Death benefits                                                  --            --       (114,657)      (39,975)
                                                              ------       -------       --------       -------
Increase (decrease) from contract transactions             3,370,430     5,614,851     87,958,360    65,930,920
                                                           ---------     ---------     ----------    ----------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------     ----------    ----------
Net assets at end of year                                $ 3,680,323   $ 6,137,638   $ 88,379,316  $ 66,277,541
                                                         ===========   ===========   ============  ============

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 2,978,006     5,287,001    108,634,311    84,680,749
Net transfers2                                               253,016        99,898    (21,071,326)  (18,947,088)
Transfers for policy loans                                        --            --             --      (134,817)
Contract terminations:
  Surrender benefits                                          (4,021)      (54,010)       (24,769)      (37,017)
  Death benefits                                                  --            --       (113,923)      (39,703)
                                                              ------        ------       --------       -------
Units outstanding at end of year                           3,227,001     5,332,889     87,424,293    65,522,124
                                                           =========     =========     ==========    ==========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                      Segregated Asset Subaccounts1
Operations                                                     DE1           DE2            EI1           EI2
Investment income (loss) - net                               $ 3,436       $ 4,098      $ 102,421      $ 72,359
Net realized gain (loss) on investments                           42            18            243          (984)
Net change in unrealized appreciation or
depreciation of investments                                   97,850        73,972         69,360        14,899
                                                              ------        ------         ------        ------
Net increase (decrease) in net assets
resulting from operations                                    101,328        78,088        172,024        86,274
                                                             =======        ======        =======        ======

Contract transactions
Contract purchase payments                                 3,052,274     2,819,613      9,162,394     7,046,617
Net transfers2                                               381,448       347,588        919,468       740,456
Transfers for policy loans                                        --        (2,929)            --        (1,362)
Annuity payments                                                  --            --           (167)           --
Contract terminations:
  Surrender benefits                                          (1,452)       (3,891)        (4,008)       (4,745)
  Death benefits                                              (3,792)       (6,160)            --            --
                                                              ------        ------        -------        ------
Increase (decrease) from contract transactions             3,428,478     3,154,221     10,077,687     7,780,966
                                                           ---------     ---------     ----------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------     ----------     ---------
Net assets at end of year                                $ 3,529,806   $ 3,232,309   $ 10,249,711   $ 7,867,240
                                                         ===========   ===========   ============   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 3,066,645     2,814,906      9,219,216     7,069,480
Net transfers2                                               379,466       346,936        932,432       710,749
Transfers for policy loans                                        --        (2,892)            --        (1,370)
Contract terminations:
  Surrender benefits                                          (1,433)       (3,849)       (14,643)       (4,765)
  Death benefits                                              (3,740)       (6,074)            --            --
                                                              ------        ------         ------        ------
Units outstanding at end of year                           3,440,938     3,149,027     10,137,005     7,774,094
                                                           =========     =========     ==========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                      Segregated Asset Subaccounts1
Operations                                                     FI1           FI2            GB1           GB2
Investment income (loss) - net                              $ 72,065      $ 56,259       $ 10,861       $ 7,511
Net realized gain (loss) on investments                         (771)       (1,078)          (981)           (5)
Net change in unrealized appreciation or
depreciation of investments                                  (64,481)      (50,825)       (29,550)      (18,039)
                                                             -------       -------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                      6,813         4,356        (19,670)      (10,533)
                                                               =====         =====        =======       =======

Contract transactions
Contract purchase payments                                14,336,568    12,246,539      2,072,704     1,343,061
Net transfers2                                            (1,420,267)   (1,058,145)       317,070       223,877
Transfers for policy loans                                        --            --             --        (2,046)
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                         (88,589)      (11,705)        (1,525)         (732)
  Death benefits                                              (7,507)      (12,024)            --            --
                                                              ------       -------          -----        ------
Increase (decrease) from contract transactions            12,820,205    11,164,665      2,388,249     1,564,160
                                                          ----------    ----------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                          ----------    ----------      ---------     ---------
Net assets at end of year                               $ 12,827,018  $ 11,169,021    $ 2,368,579   $ 1,553,627
                                                        ============  ============    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                14,318,437    12,212,010      2,054,070     1,332,987
Net transfers2                                            (1,426,679)   (1,053,115)       315,167       221,882
Transfers for policy loans                                        --            --             --        (2,024)
Contract terminations:
  Surrender benefits                                         (88,311)      (11,669)        (1,506)         (729)
  Death benefits                                              (7,482)      (11,980)            --            --
                                                              ------       -------          -----        ------
Units outstanding at end of year                          12,795,965    11,135,246      2,367,731     1,552,116
                                                          ==========    ==========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.


                                                                       Segregated Asset Subaccounts1
Operations                                                     GR1           GR2            IE1           IE2
Investment income (loss) - net                              $ (5,756)     $ (3,187)     $ 145,773     $ 243,800
Net realized gain (loss) on investments                          286         1,867            352           281
Net change in unrealized appreciation
or depreciation of investments                             1,475,698     1,721,546        164,609       170,750
                                                           ---------     ---------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                  1,470,228     1,720,226        310,734       414,831
                                                           =========     =========        =======       =======

Contract transactions
Contract purchase payments                                12,920,916    16,592,001      2,134,769     2,647,146
Net transfers2                                             1,906,148     1,670,102        322,635       220,086
Transfers for policy loans                                        --       (17,061)            --            --
Annuity payments                                                  --          (247)            --            --
Contract terminations:
  Surrender benefits                                          (4,649)       (9,364)        (2,239)       (2,526)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions            14,822,415    18,235,431      2,455,165     2,864,706
                                                          ----------    ----------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                          ----------    ----------      ---------     ---------
Net assets at end of year                               $ 16,292,643  $ 19,955,657    $ 2,765,899   $ 3,279,537
                                                        ============  ============    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                12,046,112    15,400,990      1,892,810     2,385,192
Net transfers2                                             1,770,848     1,533,999        282,373       192,407
Transfers for policy loans                                        --       (15,706)            --            --
Contract terminations:
  Surrender benefits                                          (4,032)      (28,026)        (1,878)       (2,235)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                          13,812,928    16,891,257      2,173,305     2,575,364
                                                          ==========    ==========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.


                                                                       Segregated Asset Subaccounts1
Operations                                                     MF1           MF2            ND1           ND2
Investment income (loss) - net                             $ 183,664     $ 143,394      $ 140,012     $ 134,388
Net realized gain (loss) on investments                          409           (91)         1,335           363
Net change in unrealized appreciation or
depreciation of investments                                  209,114       172,124      3,344,313     3,251,583
                                                             -------       -------      ---------     ---------
Net increase (decrease) in net assets
resulting from operations                                    393,187       315,427      3,485,660     3,386,334
                                                             =======       =======      =========     =========

Contract transactions
Contract purchase payments                                 6,071,982     5,083,910     31,310,027    30,126,003
Net transfers2                                               644,363       284,874      3,851,864     4,080,510
Transfers for policy loans                                        --            --             --        (8,431)
Annuity payments                                                  --            --           (247)       (1,064)
Contract terminations:
  Surrender benefits                                          (1,336)       (6,202)       (12,517)      (21,866)
  Death benefits                                                  --            --         (3,906)       (6,397)
                                                             -------       -------         ------        ------
Increase (decrease) from contract transactions             6,715,009     5,362,582     35,145,221    34,168,755
                                                           ---------     ---------     ----------    ----------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------     ----------    ----------
Net assets at end of year                                $ 7,108,196   $ 5,678,009   $ 38,630,881  $ 37,555,089
                                                         ===========   ===========   ============  ============

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 5,922,803     4,952,443     28,968,153    27,841,928
Net transfers2                                               617,528       273,875      3,544,018     3,800,123
Transfers for policy loans                                        --            --             --        (7,719)
Contract terminations:
  Surrender benefits                                          (1,245)       (6,019)       (25,986)      (91,026)
  Death benefits                                                  --            --         (3,601)       (5,895)
                                                             -------       -------         ------        ------
Units outstanding at end of year                           6,539,086     5,220,299     32,482,584    31,537,411
                                                           =========     =========     ==========    ==========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                     Segregated Asset Subaccounts1
Operations                                                     SC1           SC2            SA1           SA2
Investment income (loss) - net                               $ 9,831      $ 10,709      $ 153,278     $ 198,840
Net realized gain (loss) on investments                           34        17,681              2         2,772
Net change in unrealized appreciation or
depreciation of investments                                  245,447       226,625        742,963       976,970
                                                             -------       -------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                    255,312       255,015        896,243     1,178,582
                                                             =======       =======        =======     =========

Contract transactions
Contract purchase payments                                 2,653,515     2,663,423      4,360,849     4,744,466
Net transfers2                                               497,807       424,091        654,792       859,140
Transfers for policy loans                                        --        (1,155)            --            --
Annuity payments                                                (143)           --             --            --
Contract terminations:
  Surrender benefits                                          (1,717)         (529)        (5,671)      (10,331)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             3,149,462     3,085,830      5,009,970     5,593,275
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------      ---------     ---------
Net assets at end of year                                $ 3,404,774   $ 3,340,845    $ 5,906,213   $ 6,771,857
                                                         ===========   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 2,555,169     2,569,999      3,400,022     3,813,282
Net transfers2                                               484,382       401,900        505,167       664,753
Transfers for policy loans                                        --        (1,113)            --            --
Contract terminations:
  Surrender benefits                                         (10,442)         (495)        (4,056)       (7,790)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           3,029,109     2,970,291      3,901,133     4,470,245
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.


                                                                     Segregated Asset Subaccounts1
Operations                                                     1CA           2CA            1CD           2CD
Investment income (loss) - net                              $ 97,421      $ 77,992       $ (2,242)     $ (1,528)
Net realized gain (loss) on investments                        1,898            --          1,935         1,596
Net change in unrealized appreciation or
depreciation of investments                                  859,149       681,227        290,076       256,676
                                                             -------       -------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                    958,468       759,219        289,769       256,744
                                                             =======       =======        =======       =======

Contract transactions
Contract purchase payments                                 5,107,384     4,183,527      1,839,913     1,383,121
Net transfers2                                               711,052       756,963        262,326       482,191
Transfers for policy loans                                        --             9             --            --
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                             (75)         (658)           (44)          (28)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             5,818,361     4,939,841      2,102,195     1,865,284
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------      ---------     ---------
Net assets at end of year                                $ 6,776,829   $ 5,699,060    $ 2,391,964   $ 2,122,028
                                                         ===========   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 4,542,912     3,684,401      1,659,747     1,256,610
Net transfers2                                               617,051       652,901        232,656       421,210
Transfers for policy loans                                        --            --             --            --
Contract terminations:
  Surrender benefits                                             (62)         (554)           (38)          (24)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           5,159,901     4,336,748      1,892,365     1,677,796
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                       Segregated Asset Subaccounts1
Operations                                                      1IF           2IF            1VA           2VA
Investment income (loss) - net                              $ (2,948)     $ (1,939)      $ (4,716)     $ (3,075)
Net realized gain (loss) on investments                           --         2,775            675          (584)
Net change in unrealized appreciation or
depreciation of investments                                  583,598       485,309         (8,877)      (21,256)
                                                             -------       -------         ------       -------
Net increase (decrease) in net assets
resulting from operations                                    580,650       486,145        (12,918)      (24,915)
                                                             =======       =======        =======       =======

Contract transactions
Contract purchase payments                                 1,999,856     1,691,173      3,777,935     2,999,761
Net transfers2                                               429,804       407,485        628,524       393,293
Transfers for policy loans                                        --        (5,437)            --             2
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                            (187)       (3,430)        (1,241)       (2,258)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             2,429,473     2,089,791      4,405,218     3,390,798
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------      ---------     ---------
Net assets at end of year                                $ 3,010,123   $ 2,575,936    $ 4,392,300   $ 3,365,883
                                                         ===========   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 1,730,284     1,454,910      4,092,189     3,231,208
Net transfers2                                               363,593       342,202        684,142       428,242
Transfers for policy loans                                        --        (3,831)            --            --
Contract terminations:
  Surrender benefits                                            (143)       (2,631)        (1,366)       (2,487)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           2,093,734     1,790,650      4,774,965     3,656,963
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                       Segregated Asset Subaccounts1
Operations                                                     1GI           2GI            1MP           2MP
Investment income (loss) - net                             $ (19,386)    $ (13,669)      $ 43,748      $ 37,594
Net realized gain (loss) on investments                           --            --             --        10,048
Net change in unrealized appreciation
or depreciation of investments                               553,369       491,493      1,140,720       971,702
                                                             -------       -------      ---------       -------
Net increase (decrease) in net assets
resulting from operations                                    533,983       477,824      1,184,468     1,019,344
                                                             =======       =======      =========     =========

Contract transactions
Contract purchase payments                                15,741,210    13,409,862      6,375,769     5,111,676
Net transfers2                                             2,672,550     2,443,726      1,062,042       995,983
Transfers for policy loans                                        --        (4,840)            --        (2,566)
Annuity payments                                                  --            --             --          (248)
Contract terminations:
  Surrender benefits                                          (2,211)       (8,767)        (2,185)       (8,145)
  Death benefits                                              (7,577)      (12,280)        (3,888)       (6,420)
                                                              ------       -------         ------        ------
Increase (decrease) from contract transactions            18,403,972    15,827,701      7,431,738     6,090,280
                                                          ----------    ----------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                          ----------    ----------      ---------     ---------
Net assets at end of year                               $ 18,937,955  $ 16,305,525    $ 8,616,206   $ 7,109,624
                                                        ============  ============    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                15,529,921    13,239,175      5,965,971     4,839,333
Net transfers2                                             2,617,031     2,388,834        984,780       905,320
Transfers for policy loans                                        --        (4,699)            --        (2,341)
Contract terminations:
  Surrender benefits                                          (2,129)       (8,488)        (2,102)      (26,910)
  Death benefits                                              (7,402)      (11,991)        (3,636)       (6,001)
                                                              ------       -------         ------        ------
Units outstanding at end of year                          18,137,421    15,602,831      6,945,013     5,709,401
                                                          ==========    ==========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                        Segregated Asset Subaccounts1
Operations                                                      1OS           2OS            1RE           2RE
Investment income (loss) - net                              $ (4,319)     $ (3,218)        $ (675)       $ (727)
Net realized gain (loss) on investments                           69         5,056           (118)           --
Net change in unrealized appreciation or
depreciation of investments                                  513,957       475,663         18,355        22,614
                                                             -------       -------         ------        ------
Net increase (decrease) in net assets
resulting from operations                                    509,707       477,501         17,562        21,887
                                                             =======       =======         ======        ======

Contract transactions
Contract purchase payments                                 3,319,653     3,100,261        453,462       644,456
Net transfers2                                               601,976       622,039        187,577       187,834
Transfers for policy loans                                        --          (696)            --            --
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                          (1,621)       (1,152)          (303)           --
  Death benefits                                                  --            --         (3,695)       (5,874)
                                                             -------      --------         ------        ------
Increase (decrease) from contract transactions             3,920,008     3,720,452        637,041       826,416
                                                           ---------     ---------        -------       -------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------        -------       -------
Net assets at end of year                                $ 4,429,715   $ 4,197,953      $ 654,603     $ 848,303
                                                         ===========   ===========      =========     =========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 3,063,564     2,864,852        493,488       691,728
Net transfers2                                               549,802       557,449        194,209       199,636
Transfers for policy loans                                        --          (636)            --            --
Contract terminations:
  Surrender benefits                                          (1,550)       (1,007)          (325)           --
  Death benefits                                                  --            --         (4,001)       (6,359)
                                                             -------      --------         ------        ------
Units outstanding at end of year                           3,611,816     3,420,658        683,371       885,005
                                                           =========     =========        =======       =======

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                        Segregated Asset Subaccounts1
Operations                                                      1SI           2SI            1IS           2IS
Investment income (loss) - net                                $ (430)       $ (467)      $ (1,094)       $ (529)
Net realized gain (loss) on investments                           --            (2)            --            (3)
Net change in unrealized appreciation or
depreciation of investments                                   17,650        21,497         46,155        32,184
                                                              ------        ------         ------        ------
Net increase (decrease) in net assets
resulting from operations                                     17,220        21,028         45,061        31,652
                                                              ------        ------         ------        ------

Contract transactions
Contract purchase payments                                   390,967       443,196        882,752       817,794
Net transfers2                                               159,814       100,926        143,139        62,525
Transfers for policy loans                                        --        (1,367)            --            --
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                            (834)           --         (1,666)         (403)
  Death benefits                                                  --            --             --            --
                                                             -------       -------        -------        ------
Increase (decrease) from contract transactions               549,947       542,755      1,024,225       879,916
Net assets at beginning of year                                   --            --             --            --
                                                             -------       -------        -------        ------
Net assets at end of year                                  $ 567,167     $ 563,783    $ 1,069,286     $ 911,568
                                                           =========     =========    ===========     =========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                   418,504       477,931        907,205       834,324
Net transfers2                                               172,094       109,379        147,298        63,196
Transfers for policy loans                                        --        (1,464)            --            --
Contract terminations:
  Surrender benefits                                            (886)           --         (1,648)         (413)
  Death benefits                                                  --            --             --            --
                                                              ------        ------        -------        ------
Units outstanding at end of year                             589,712       585,846      1,052,855       897,107
                                                             =======       =======      =========       =======

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                        Segregated Asset Subaccounts1
Operations                                                     1SE           2SE            1UE           2UE
Investment income (loss) - net                               $ 1,971       $ 1,942      $ 110,630     $ 105,937
Net realized gain (loss) on investments                           --           257          2,204           792
Net change in unrealized appreciation or
depreciation of investments                                  291,563       203,877        593,778       531,746
                                                             -------       -------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                    293,534       206,076        706,612       638,475
                                                             =======       =======        =======       =======

Contract transactions
Contract purchase payments                                 2,253,298     1,589,356      8,368,472     7,827,059
Net transfers2                                               472,295       329,796      1,880,455     1,490,338
Transfers for policy loans                                        --            --             --        (4,373)
Annuity payments                                                  --            --             --          (244)
Contract terminations:
  Surrender benefits                                          (2,057)         (461)        (2,416)      (38,299)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             2,723,536     1,918,691     10,246,511     9,274,481
                                                           ---------     ---------     ----------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------     ----------     ---------
Net assets at end of year                                $ 3,017,070   $ 2,124,767   $ 10,953,123   $ 9,912,956
                                                         ===========   ===========   ============   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 2,204,317     1,557,541      8,137,134     7,616,924
Net transfers2                                               462,798       319,102      1,816,102     1,423,309
Transfers for policy loans                                        --            --             --        (4,147)
Contract terminations:
  Surrender benefits                                          (1,862)         (434)        (2,220)      (55,159)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           2,665,253     1,876,209      9,951,016     8,980,927
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                      Segregated Asset Subaccounts1
Operations                                                     1MC           2MC            1IP           2IP
Investment income (loss) - net                               $ 9,247       $ 8,462       $ 18,140      $ 16,731
Net realized gain (loss) on investments                           35          (952)           194            87
Net change in unrealized appreciation or
depreciation of investments                                   31,577        26,514        130,688       117,423
                                                              ------        ------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                     40,859        34,024        149,022       134,241
                                                              ======        ======        =======       =======

Contract transactions
Contract purchase payments                                 1,624,627     1,278,447      1,993,477     1,541,460
Net transfers2                                               251,809       239,262        538,601       450,491
Transfers for policy loans                                        --        (2,265)            --            --
Annuity payments                                                (193)           --           (199)           --
Contract terminations:
  Surrender benefits                                              --            --             --        (4,011)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             1,876,243     1,515,444      2,531,879     1,987,940
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------      ---------     ---------
Net assets at end of year                                $ 1,917,102   $ 1,549,468    $ 2,680,901   $ 2,122,181
                                                         ===========   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 1,751,803     1,378,191      1,973,700     1,540,067
Net transfers2                                               284,474       257,926        543,216       445,014
Transfers for policy loans                                        --        (2,417)            --            --
Contract terminations:
  Surrender benefits                                         (13,553)           --        (12,513)       (3,963)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           2,022,724     1,633,700      2,504,403     1,981,118
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.


                                                                   Segregated Asset Subaccounts
Operations                                                    1IN1          2IN1           1VS1          2VS1
Investment income (loss) - net                             $ (11,652)     $ (6,830)     $ 528,089     $ 421,574
Net realized gain (loss) on investments                           --            --             --            --
Net change in unrealized appreciation or
depreciation of investments                                2,463,909     1,843,265      1,009,011       675,643
                                                           ---------     ---------      ---------       -------
Net increase (decrease) in net assets
resulting from operations                                  2,452,257     1,836,435      1,537,100     1,097,217
                                                           =========     =========      =========     =========

Contract transactions
Contract purchase payments                                 8,535,266     5,909,629      7,028,603     4,793,250
Net transfers3                                             1,430,140     1,468,630      1,252,334     1,037,971
Transfers for policy loans                                        --          (723)            --        (6,501)
Annuity payments                                                  --            --             --          (252)
Contract terminations:
  Surrender benefits                                          (4,850)       (2,266)          (696)       (3,664)
  Death benefits                                              (4,125)       (6,903)            --            --
                                                              ------        ------       --------        ------
Increase (decrease) from contract transactions             9,956,431     7,368,367      8,280,241     5,820,804
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------      ---------     ---------
Net assets at end of year                               $ 12,408,688   $ 9,204,802    $ 9,817,341   $ 6,918,021
                                                        ============   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 7,060,160     4,917,565      6,168,604     4,236,058
Net transfers3                                             1,146,075     1,169,160      1,076,943       874,498
Transfers for policy loans                                        --          (479)            --        (5,052)
Contract terminations:
  Surrender benefits                                          (3,252)       (1,698)          (544)      (21,947)
  Death benefits                                              (3,386)       (5,665)            --            --
                                                              ------        ------        -------      --------
Units outstanding at end of year                           8,199,597     6,078,883      7,245,003     5,083,557
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
3Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                       Segregated Asset Subaccounts
Operations                                                    1MI1          2MI1           1SV2          2SV2
Investment income (loss) - net                             $ 138,620      $ 96,857       $ (2,131)     $ (1,787)
Net realized gain (loss) on investments                           --         2,653            (14)          723
Net change in unrealized appreciation or
depreciation of investments                                   61,546        30,214        124,025       138,233
                                                              ------        ------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                    200,166       129,724        121,880       137,169
                                                             =======       =======        =======       =======

Contract transactions
Contract purchase payments                                 1,609,563     1,028,429      1,572,645     1,669,098
Net transfers3                                               363,725       257,313        514,208       256,673
Transfers for policy loans                                        --            --             --          (698)
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                             (22)           (1)            --       (36,183)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             1,973,266     1,285,741      2,086,853     1,888,890
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------       --------     ---------
Net assets at end of year                                $ 2,173,432   $ 1,415,465    $ 2,208,733   $ 2,026,059
                                                         ===========   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 1,539,605       983,406      1,539,862     1,657,064
Net transfers3                                               346,461       244,164        503,505       250,547
Transfers for policy loans                                        --            --             --          (669)
Contract terminations:
  Surrender benefits                                             (21)           --             --       (33,890)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           1,886,045     1,227,570      2,043,367     1,873,052
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
3Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                        Segregated Asset Subaccounts
Operations                                                     1IT1          2IT1           1SP1          2SP1
Investment income (loss) - net                              $ (1,448)     $ (1,112)      $ (2,628)     $ (1,851)
Net realized gain (loss) on investments                            1            --             --            --
Net change in unrealized appreciation or
depreciation of investments                                  355,633       335,224        198,642       178,851
                                                             -------       -------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                    354,186       334,112        196,014       177,000
                                                             =======       =======        =======       =======

Contract transactions
Contract purchase payments                                 1,310,346     1,184,921      2,500,578     2,150,975
Net transfers3                                               367,444       349,599        436,774       527,819
Transfers for policy loans                                        --          (706)            --        (5,051)
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                              --           (30)        (1,342)         (728)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             1,677,790     1,533,784      2,936,010     2,673,015
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------      ---------     ---------
Net assets at end of year                                $ 2,031,976   $ 1,867,896    $ 3,132,024   $ 2,850,015
                                                         ===========   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 1,062,898       934,849      2,318,078     1,988,261
Net transfers3                                               280,022       299,511        406,223       493,274
Transfers for policy loans                                        --          (626)            --        (4,487)
Contract terminations:
  Surrender benefits                                              --           (21)        (1,260)         (669)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           1,342,920     1,233,713      2,723,041     2,476,379
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
3Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                Segregated Asset Subaccounts
                                                                                            Combined
                                                                                            Variable
Operations                                                    1EG2          2EG2             Account
Investment income (loss) - net                              $ 16,334      $ 10,577       $ 4,728,831
Net realized gain (loss) on investments                           --            46            52,810
Net change in unrealized appreciation or
depreciation of investments                                  514,238       326,083        31,790,472
                                                             -------       -------        ----------
Net increase (decrease) in net assets
resulting from operations                                    530,572       336,706        36,572,113
                                                             =======       =======        ==========

Contract transactions
Contract purchase payments                                 2,696,796     1,724,400       553,484,000
Net transfers3                                               552,346       362,709         6,425,430
Transfers for policy loans                                        --            --          (208,068)
Annuity payments                                                  --            --            (3,282)
Contract terminations:
  Surrender benefits                                          (2,100)       (3,756)         (464,993)
  Death benefits                                                  --            --          (254,996)
                                                            --------      --------          --------
Increase (decrease) from contract transactions             3,247,042     2,083,353       558,978,091
Net assets at beginning of year                                   --            --                --
                                                            --------       -------        ----------
Net assets at end of year                                $ 3,777,614   $ 2,420,059     $ 595,550,204
                                                         ===========   ===========     =============

Accumulation unit activity
Units outstanding at beginning of year                            --            --
Contract purchase payments                                 2,390,678     1,523,280
Net transfers3                                               483,019       318,154
Transfers for policy loans                                        --            --
Contract terminations:
  Surrender benefits                                          (1,612)       (3,252)
  Death benefits                                                  --            --
                                                            --------       -------
Units outstanding at end of year                           2,872,085     1,838,182
                                                           =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
3Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable  Account 10 - American  Express  Retirement  Advisor  Variable
Annuity

Notes to Financial Statements

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company
(IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the
Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for Global Bond and Warburg Pincus Trust/Emerging Growth Portfolio), open-end management investment companies and have the following investment managers.

Subaccount        Invests exclusively in shares of                      Investment Manager
BC1               AXPSM Variable Portfolio-- Blue Chip Advantage Fund   IDS Life Insurance Company 1
BC2
BD1               AXPSM Variable Portfolio-- Bond Fund                  IDS Life Insurance Company 1
BD2
CR1               AXPSM Variable Portfolio-- Capital Resource Fund      IDS Life Insurance Company 1
CR2
CM1               AXPSM Variable Portfolio-- Cash Management Fund       IDS Life Insurance Company 1
CM2
DE1               AXPSM Variable Portfolio-- Diversified Equity         IDS Life Insurance Company 1
DE2               Income Fund
EI1               AXPSM Variable Portfolio-- Extra Income Fund          IDS Life Insurance Company 1
EI2
FI1               AXPSM Variable Portfolio-- Federal Income Fund        IDS Life Insurance Company 1
FI2
GB1               AXPSM Variable Portfolio-- Global Bond Fund           IDS Life Insurance Company 1
GB2
GR1               AXPSM Variable Portfolio-- Growth Fund                IDS Life Insurance Company 1
GR2
IE1               AXPSM Variable Portfolio-- International Fund         IDS Life Insurance Company 2
IE2
MF1               AXPSM Variable Portfolio-- Managed Fund               IDS Life Insurance Company 1
MF2
ND1               AXPSM Variable Portfolio-- New Dimensions Fund(R)     IDS Life Insurance Company 1
ND2
SC1               AXPSM Variable Portfolio-- Small Cap Advantage Fund   IDS Life Insurance Company 3
SC2
SA1               AXPSM Variable Portfolio-- Strategy Aggressive Fund   IDS Life Insurance Company 1
SA2
1CA               AIM V.I. Capital Appreciation Fund                    A I M Advisors, Inc.
2CA
1CD               AIM V.I. Capital Development Fund                     A I M Advisors, Inc.
2CD
1IF               American Century VP International                     American Century Investment Management, Inc.
2IF
1VA               American Century VP Value                             American Century Investment Management, Inc.
2VA
1GI               Fidelity VIP III Growth & Income Portfolio -          Fidelity Management & Research Company (FMR) 4
2GI               Service Class
1MP               Fidelity VIP III Mid Cap Portfolio - Service Class    FMR 4
2MP
1OS               Fidelity VIP Overseas Portfolio - Service Class       FMR 5
2OS
1RE               FTVIPT Franklin Real Estate Securities Fund - Class   Franklin Advisers, Inc.
2RE               2
1SI               FTVIPT Franklin Value Securities Fund - Class 2       Franklin Advisory Services, LLC
2SI
1IS               FTVIPT Templeton International Smaller Companies      Templeton Investment Counsel, Inc.
2IS               Fund - Class 2
1SE               Goldman Sachs VIT CORESM Small Cap Equity Fund        Goldman Sachs Asset Management
2SE
1UE               Goldman Sachs VIT CORESM U.S. Equity Fund             Goldman Sachs Asset Management
2UE
1MC               Goldman Sachs VIT Mid Cap Value Fund                  Goldman Sachs Asset Management
2MC
1IP               Lazard Retirement International Equity Portfolio      Lazard Asset Management
2IP
1IN               Putnam VT International New Opportunities Fund -      Putnam Investment Management, Inc.
2IN               Class IB Shares
1VS               Putnam VT Vista Fund - Class IB Shares                Putnam Investment Management, Inc.
2VS
1MI               Royce Micro-Cap Portfolio                             Royce & Associates, Inc.
2MI
1SV               Third Avenue Value Portfolio                          The Investment Adviser EQSF Advisers, Inc.
2SV
1IT               Wanger International Small Cap                        Wanger Asset Management, L.P.
2IT
1SP               Wanger U.S. Small Cap                                 Wanger Asset Management, L.P.
2SP
1EG               Warburg Pincus Trust - Emerging Growth Portfolio      Warburg Pincus Asset Management, Inc.
2EG

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC is the investment advisor. American Express Asset Management
  International Inc. is the sub-investment advisor.
3 AEFC is the investment advisor. Kenwood Capital Management LLC is the sub-investment advisor.
4 FMR U.K. and FMR Far East are the sub-investment advisors.
5 FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and
  FIIA U.K.are the sub-investment advisors.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 0.95% of the average daily net assets of the subaccounts for nonqualified annuities, and 0.75% of the average daily net assets of the subaccounts for qualified annuities.

4. CONTRACT ADMINISTRATIVE CHARGES

IDS Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. IDS Life does not expect to profit from this charge. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

5. SURRENDER CHARGE

IDS Life will use a surrender charge to help it recover certain expenses relating to the sale of the annuity. The surrender charge applies if all or part of the surrender amount is from purchase payments received within seven or ten years before surrender (depending on surrender charge period selected at time of application). Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,803,247 in 1999 and $17,936,810 in 1998. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

6. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount        Investment                                                              Shares          NAV
BC1               AXPSM Variable Portfolio-- Blue Chip Advantage Fund                    804,975       $11.08
BC2                                                                                      743,762        11.08
BD1               AXPSM Variable Portfolio-- Bond Fund                                 1,113,577        10.54
BD2                                                                                      688,442        10.54
CR1               AXPSM Variable Portfolio-- Capital Resource Fund                       100,985        36.40
CR2                                                                                      166,796        36.40
CM1               AXPSM Variable Portfolio-- Cash Management Fund                     85,939,386         1.00
CM2                                                                                   65,131,467         1.00
DE1               AXPSM Variable Portfolio-- Diversified Equity Income Fund              338,830        10.19
DE2                                                                                      314,486        10.19
EI1               AXPSM Variable Portfolio-- Extra Income Fund                         1,160,431         8.58
EI2                                                                                      905,029         8.58
FI1               AXPSM Variable Portfolio-- Federal Income Fund                       1,265,076         9.92
FI2                                                                                    1,072,686         9.92
GB1               AXPSM Variable Portfolio-- Global Bond Fund                            241,370         9.69
GB2                                                                                      156,226         9.69
GR1               AXPSM Variable Portfolio-- Growth Fund                               1,374,900        11.68
GR2                                                                                    1,684,070        11.68
IE1               AXPSM Variable Portfolio-- International Fund                          141,927        19.38
IE2                                                                                      168,757        19.38
MF1               AXPSM Variable Portfolio-- Managed Fund                                355,097        19.82
MF2                                                                                      282,193        19.82
ND1               AXPSM Variable Portfolio-- New Dimensions Fund(R)                    1,650,116        22.86
ND2                                                                                    1,624,037        22.86
SC1               AXPSM Variable Portfolio-- Small Cap Advantage Fund                    297,383        11.13
SC2                                                                                      297,844        11.13
SA1               AXPSM Variable Portfolio-- Strategy Aggressive Fund                    242,483        23.92
SA2                                                                                      280,006        23.92
1CA               AIM V.I. Capital Appreciation Fund                                     190,467        35.58
2CA                                                                                      160,176        35.58
1CD               AIM V.I. Capital Development Fund                                      201,174        11.89
2CD                                                                                      178,472        11.89
1IF               American Century VP International                                      240,810        12.50
2IF                                                                                      206,075        12.50
1VA               American Century VP Value                                              738,202         5.95
2VA                                                                                      565,695         5.95
1GI               Fidelity VIP III Growth & Income Portfolio - Service Class           1,098,489        17.24
2GI                                                                                      945,797        17.24
1MP               Fidelity VIP III Mid Cap Portfolio - Service Class                     561,936        15.24
2MP                                                                                      463,660        15.24
1OS               Fidelity VIP Overseas Portfolio - Service Class                        161,787        27.38
2OS                                                                                      153,322        27.38
1RE               FTVIPT Franklin Real Estate Securities Fund - Class 2                   43,992        14.88
2RE                                                                                       57,006        14.88
1SI               FTVIPT Franklin Value Securities Fund - Class 2                         71,976         7.88
2SI                                                                                       71,546         7.88
1IS               FTVIPT Templeton International Smaller Companies Fund - Class 2         96,584        11.07
2IS                                                                                       82,346        11.07
1SE               Goldman Sachs VIT CORESM Small Cap Equity Fund                         284,629        10.60
2SE                                                                                      200,112        10.60
1UE               Goldman Sachs VIT CORESM U.S. Equity Fund                              783,485        13.98
2UE                                                                                      709,081        13.98
1MC               Goldman Sachs VIT Mid Cap Value Fund                                   227,684         8.42
2MC                                                                                      184,022         8.42
1IP               Lazard Retirement International Equity Portfolio                       198,732        13.49
2IP                                                                                      157,315        13.49
1IN               Putnam VT International New Opportunities Fund - Class IB              533,019        23.28
2IN               Shares                                                                 395,395        23.28
1VS               Putnam VT Vista Fund - Class IB Shares                                 475,416        20.65
2VS                                                                                      335,013        20.65
1MI               Royce Micro-Cap Portfolio                                              354,557         6.13
2MI                                                                                      230,908         6.13
1SV               Third Avenue Value Portfolio                                           203,758        10.84
2SV                                                                                      186,906        10.84
1IT               Wanger International Small Cap                                          46,530        43.67
2IT                                                                                       42,772        43.67
1SP               Wanger U.S. Small Cap                                                  125,885        24.88
2SP                                                                                      114,550        24.88
1EG               Warburg Pincus Trust - Emerging Growth Portfolio                       289,136        13.07
2EG                                                                                      185,161        13.07

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, were as follows:

Year ended Dec. 31,
Subaccount        Investment                                                                  1999
BC1               AXPSM Variable Portfolio-- Blue Chip Advantage Fund                     $8,343,972 1
BC2                                                                                        7,773,294 1
BD1               AXPSM Variable Portfolio -- Bond Fund                                   12,192,380 1
BD2                                                                                        7,451,268 1
CR1               AXPSM Variable Portfolio -- Capital Resource Fund                        3,570,614 1
CR2                                                                                        5,941,556 1
CM1               AXPSM Variable Portfolio -- Cash Management Fund                        85,974,037 1
CM2                                                                                       66,483,221 1
DE1               AXPSM Variable Portfolio -- Diversified Equity Income Fund               3,356,317 1
DE2                                                                                        3,131,540 1
EI1               AXPSM Variable Portfolio -- Extra Income Fund                            9,971,339 1
EI2                                                                                        7,877,322 1
FI1               AXPSM Variable Portfolio -- Federal Income Fund                         12,892,030 1
FI2                                                                                       11,461,491 1
GB1               AXPSM Variable Portfolio -- Global Bond Fund                             2,446,978 1
GB2                                                                                        1,532,501 1
GR1               AXPSM Variable Portfolio -- Growth Fund                                 14,587,375 1
GR2                                                                                       17,970,110 1
IE1               AXPSM Variable Portfolio -- International Fund                           2,601,976 1
IE2                                                                                        3,147,385 1
MF1               AXPSM Variable Portfolio -- Managed Fund                                 6,852,643 1
MF2                                                                                        5,425,212 1
ND1               AXPSM Variable Portfolio -- New Dimensions Fund(R)                      34,396,783 1
ND2                                                                                       33,878,983 1
SC1               AXPSM Variable Portfolio -- Small Cap Advantage Fund                     3,065,285 1
SC2                                                                                        5,778,679 1
SA1               AXPSM Variable Portfolio -- Strategy Aggressive Fund                     5,057,408 1
SA2                                                                                        5,744,273 1
1CA               AIM V.I. Capital Appreciation Fund                                       5,943,445 1
2CA                                                                                        5,017,837 1
1CD               AIM V.I. Capital Development Fund                                        2,126,967 1
2CD                                                                                        1,885,358 1
1IF               American Century VP International                                        2,426,526 1
2IF                                                                                        2,131,099 1
1VA               American Century VP Value                                                4,423,337 1
2VA                                                                                        3,415,119 1
1GI               Fidelity VIP III Growth & Income Portfolio - Service Class              18,384,605 1
2GI                                                                                       15,814,049 1
1MP               Fidelity VIP III Mid Cap Portfolio - Service Class                       7,423,193 1
2MP                                                                                        6,350,920 1
1OS               Fidelity VIP Overseas Portfolio - Service Class                          3,922,266 1
2OS                                                                                        3,982,847 1
1RE               FTVIPT Franklin Real Estate Securities Fund - Class 2                      647,423 1
2RE                                                                                          825,643 1
1SI               FTVIPT Franklin Value Securities Fund - Class 2                            549,517 1
2SI                                                                                          542,606 1
1IS               FTVIPT Templeton International Smaller Companies Fund - Class 2          1,023,032 1
2IS                                                                                          924,578 1
1SE               Goldman Sachs VIT CORESM Small Cap Equity Fund                           2,725,512 1
2SE                                                                                        1,922,911 1
1UE               Goldman Sachs VIT CORESM U.S. Equity Fund                               10,393,135 1
2UE                                                                                        9,394,850 1
1MC               Goldman Sachs VIT Mid Cap Value Fund                                     1,887,086 1
2MC                                                                                        1,587,206 1
1IP               Lazard Retirement International Equity Portfolio                         2,558,804 1
2IP                                                                                        2,009,743 1
1IN               Putnam VT International New Opportunities Fund - Class IB                9,944,786 1
2IN               Shares                                                                   7,361,551 1
1VS               Putnam VT Vista Fund - Class IB Shares                                   8,808,344 1
2VS                                                                                        6,242,387 1
1MI               Royce Micro-Cap Portfolio                                                2,111,888 1
2MI                                                                                        1,709,073 1
1SV               Third Avenue Value Portfolio                                             2,086,821 2
2SV                                                                                        1,935,690 2
1IT               Wanger International Small Cap                                           1,676,597 1
2IT                                                                                        1,532,620 1
1SP               Wanger U.S. Small Cap                                                    2,933,384 1
2SP                                                                                        2,671,164 1
1EG               Warburg Pincus Trust - Emerging Growth Portfolio                         3,263,377 2
2EG                                                                                        2,094,875 2
                  Combined Variable Account                                             $563,518,143

1 Operations commenced on Sept. 15, 1999.
2 Operations commenced on Sept. 21, 1999.

8. YEAR 2000 ISSUE (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the Account. All of the major systems used by the IDS Life and by the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life's and the Account's business, results of operations, or financial condition as a result of the Year
2000 issue.


IDS LIFE INSURANCE COMPANY
FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY
We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-1

IDS LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, ($ THOUSANDS)                   1999         1998
 ASSETS
------------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
    (fair value:
    1999, $7,105,743; 1998, $8,420,035)   $ 7,156,292  $ 7,964,114
    Available for sale, at fair value
    (amortized cost:
    1999, $13,703,137; 1998,
    $13,344,949)                           13,049,549   13,613,139
------------------------------------------------------------------
                                           20,205,841   21,577,253
Mortgage loans on real estate               3,606,377    3,505,458
Policy loans                                  561,834      525,431
Other investments                             506,797      366,604
------------------------------------------------------------------
    Total investments                      24,880,849   25,974,746
Cash and cash equivalents                      32,333       22,453
Amounts recoverable from reinsurers           327,168      262,260
Amounts due from brokers                          145          327
Other accounts receivable                      48,578       47,963
Accrued investment income                     343,449      366,574
Deferred policy acquisition costs           2,665,175    2,496,352
Deferred income taxes, net                    216,020           --
Other assets                                   33,089       30,487
Separate account assets                    35,894,732   27,349,401
------------------------------------------------------------------
Total assets                              $64,441,538  $56,550,563
------------------------------------------------------------------

 LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities                           $20,552,159  $21,172,303
Universal life-type insurance               3,391,203    3,343,671
Traditional life insurance                    226,842      225,306
Disability income and long-term care
  insurance                                   811,941      660,320
Policy claims and other policyholders'
  funds                                        24,600       70,309
Deferred income taxes, net                         --       16,930
Amounts due to brokers                        148,112      195,406
Other liabilities                             579,678      410,285
Separate account liabilities               35,894,732   27,349,401
------------------------------------------------------------------
Total liabilities                          61,629,267   53,443,931
------------------------------------------------------------------
Commitments and contingencies
Stockholder's equity:
  Capital stock, $30 par value per
  share;
100,000 shares authorized, issued and
  outstanding                                   3,000        3,000
Additional paid-in capital                    288,327      288,327
Accumulated other comprehensive (loss)
  income, net of tax:
Net unrealized securities (losses) gains     (411,230)     169,584
------------------------------------------------------------------
Retained earnings                           2,932,174    2,645,721
------------------------------------------------------------------
Total stockholder's equity                  2,812,271    3,106,632
------------------------------------------------------------------
Total liabilities and stockholder's
  equity                                  $64,441,538  $56,550,563
==================================================================

See accompanying notes.

--------------------------------------------------------------------------------

F-2      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998        1997
 REVENUES:
-----------------------------------------------------------------------------
Premiums:
Traditional life insurance                $   53,790   $   53,132  $   52,473
Disability income and long-term care
  insurance                                  201,637      176,298     154,021
-----------------------------------------------------------------------------
Total premiums                               255,427      229,430     206,494
Policyholder and contractholder charges      411,994      383,965     341,726
Management and other fees                    473,108      401,057     340,892
Net investment income                      1,919,573    1,986,485   1,988,389
Net realized gain on investments              26,608        6,902         860
-----------------------------------------------------------------------------
Total revenues                             3,086,710    3,007,839   2,878,361
-----------------------------------------------------------------------------

 BENEFITS AND EXPENSES:
-----------------------------------------------------------------------------
Death and other benefits:
Traditional life insurance                    29,819       29,835      28,951
Universal life-type insurance and
  investment contracts                       118,561      108,349      92,814
Disability income and long-term care
  insurance                                   30,622       27,414      22,333
Increase in liabilities for future
  policy benefits:
Traditional life insurance                     7,311        6,052       3,946
Disability income and long-term care
  insurance                                   87,620       73,305      63,631
Interest credited on universal life-type
  insurance and investment contracts       1,240,575    1,317,124   1,386,448
Amortization of deferred policy
  acquisition costs                          332,705      382,642     322,731
Other insurance and operating expenses       335,180      287,326     276,596
-----------------------------------------------------------------------------
Total benefits and expenses                2,182,393    2,232,047   2,197,450
-----------------------------------------------------------------------------
Income before income taxes                   904,317      775,792     680,911
Income taxes                                 267,864      235,681     206,664
-----------------------------------------------------------------------------
Net income                                $  636,453   $  540,111  $  474,247
=============================================================================

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-3

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                        TOTAL                  ADDITIONAL  COMPREHENSIVE
                                                    STOCKHOLDER'S   CAPITAL     PAID-IN    (LOSS) INCOME,   RETAINED
THREE YEARS ENDED DECEMBER 31, 1999 ($ THOUSANDS)      EQUITY        STOCK      CAPITAL      NET OF TAX     EARNINGS
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1996                            $2,444,080     $3,000     $283,615     $  86,102     $2,071,363
Comprehensive income:
Net income                                               474,247         --           --            --        474,247
Unrealized holding gains arising during the year,
  net of deferred policy acquisition costs of
  ($7,714) and taxes of ($75,215)                        139,686         --           --       139,686             --
Reclassification adjustment for losses included in
  net income, net of tax of ($308)                           571         --           --           571             --
Other comprehensive income                               140,257         --           --       140,257             --
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                                     614,504         --           --            --             --
Capital contribution from parent                           7,232         --        7,232            --             --
Cash dividends to parent                                (200,000)        --           --            --       (200,000)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                             2,865,816      3,000      290,847       226,359      2,345,610
Comprehensive income:
Net income                                               540,111         --           --            --        540,111
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $6,333 and taxes of $32,826                            (60,964)        --           --       (60,964)            --
Reclassification adjustment for losses included in
  net income, net of tax of ($2,254)                       4,189         --           --         4,189             --
Other comprehensive loss                                 (56,775)        --           --       (56,775)            --
Comprehensive income                                     483,336         --           --            --             --
Other changes                                             (2,520)        --       (2,520)           --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (240,000)        --           --            --       (240,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                             3,106,632      3,000      288,327       169,584      2,645,721

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                            $3,106,632     $3,000     $288,327     $ 169,584     $2,645,721
Comprehensive income:
Net income                                               636,453         --           --            --        636,453
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $28,444 and taxes of $304,936                         (566,311)        --           --      (566,311)            --
Reclassification adjustment for gains included in
  net income, net of tax of $7,810                       (14,503)        --           --       (14,503)            --
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss                                (580,814)        --           --      (580,814)            --
Comprehensive income                                      55,639         --           --            --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (350,000)        --           --            --       (350,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                            $2,812,271     $3,000     $288,327     $(411,230)    $2,932,174
---------------------------------------------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

F-4      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998         1997
 CASH FLOWS FROM OPERATING ACTIVITIES:
-------------------------------------------------------------------------------
Net income                                $   636,453  $   540,111  $   474,247
Adjustments to reconcile net income to
  net cash provided by operating
  activities: Policy loans, excluding
  universal life-type insurance:
Issuance                                      (56,153)     (53,883)     (54,665)
Repayment                                      54,105       57,902       46,015
Change in amounts recoverable from
  reinsurers                                  (64,908)     (56,544)     (47,994)
Change in other accounts receivable              (615)     (10,068)       6,194
Change in accrued investment income            23,125       (9,184)     (14,077)
Change in deferred policy acquisition
  costs, net                                 (140,379)     (10,443)    (156,486)
Change in liabilities for future policy
  benefits for traditional life,
  disability income and long-term care
  insurance                                   153,157      138,826      112,915
Change in policy claims and other
  policyholders' funds                        (45,709)       1,964      (15,289)
Deferred income tax provision (benefit)        79,796      (19,122)      19,982
Change in other liabilities                   169,395       64,902       13,305
(Accretion of discount), amortization of
  premium, net                                (17,907)       9,170       (5,649)
Net realized gain on investments              (26,608)      (6,902)        (860)
Policyholder and contractholder charges,
  non-cash                                   (175,059)    (172,396)    (160,885)
Other, net                                     (5,324)      10,786        7,161
-------------------------------------------------------------------------------
Net cash provided by operating
  activities                              $   583,369  $   485,119  $   223,914

 CASH FLOWS FROM INVESTING ACTIVITIES:
-------------------------------------------------------------------------------
Fixed maturities held to maturity:
Purchases                                 $    (3,030) $    (1,020) $    (1,996)
Maturities, sinking fund payments and
  calls                                       741,949    1,162,731      686,503
Sales                                          66,547      236,963      236,761
Fixed maturities available for sale:
Purchases                                  (3,433,128)  (4,100,238)  (3,160,133)
Maturities, sinking fund payments and
  calls                                     1,442,507    2,967,311    1,206,213
Sales                                       1,691,389      278,955      457,585
Other investments, excluding policy
  loans:
Purchases                                    (657,383)    (555,647)    (524,521)
Sales                                         406,684      579,038      335,765
Change in amounts due from brokers                182        8,073        2,647
Change in amounts due to brokers              (47,294)    (186,052)     119,471
-------------------------------------------------------------------------------
Net cash provided by (used in) investing
  activities                                  208,423      390,114     (641,705)

 CASH FLOWS FROM FINANCING ACTIVITIES:
-------------------------------------------------------------------------------
Activity related to universal life-type
  insurance and investment contracts:
Considerations received                     2,031,630    1,873,624    2,785,758
Surrenders and other benefits              (3,669,759)  (3,792,612)  (3,736,242)
Interest credited to account balances       1,240,575    1,317,124    1,386,448
Universal life-type insurance policy
  loans:
Issuance                                     (102,239)     (97,602)     (84,835)
Repayment                                      67,881       67,000       54,513
Capital transaction with parent                    --           --        7,232
Dividends paid                               (350,000)    (240,000)    (200,000)
-------------------------------------------------------------------------------
Net cash (used in) provided by financing
  activities                                 (781,912)    (872,466)     212,874
-------------------------------------------------------------------------------
Net increase (decrease) in cash and cash
  equivalents                                   9,880        2,767     (204,917)
Cash and cash equivalents at beginning
  of year                                      22,453       19,686      224,603
-------------------------------------------------------------------------------
Cash and cash equivalents at end of year  $    32,333  $    22,453  $    19,686
-------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of the related deferred policy acquisition costs effect and deferred taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

--------------------------------------------------------------------------------

F-6      IDS LIFE INSURANCE COMPANY

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of a loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-7

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                       1999      1998      1997
-----------------------------------------------------------------
Cash paid during the year for:
Income taxes                         $214,940  $215,003  $174,472
Interest on borrowings                  4,521    14,529     8,213

RECOGNITION OF PROFITS ON ANNUITY CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 1999, unlocking adjustments resulted in a net decrease in amortization of $56.8 million. Net unlocking adjustments in 1998 and 1997 were not significant.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

--------------------------------------------------------------------------------

F-8      IDS LIFE INSURANCE COMPANY

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

REINSURANCE
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Beginning in 1999, the Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all disability income and waiver of premium risk. Beginning in 2000, the Company will retain all accidental death benefit risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $852 receivable from and $26,291 payable to, respectively, AEFC for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-9

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried a liability for estimated guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires the recognition of all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of adoption of the new rule will depend on the derivatives in place at adoption and cannot be estimated at this time.

2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

--------------------------------------------------------------------------------

F-10      IDS LIFE INSURANCE COMPANY

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES      VALUE
------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   37,613   $   236     $  2,158   $   35,691
State and municipal
  obligations                        9,681       150           --        9,831
Corporate bonds and
  obligations                    5,713,475    91,571      113,350    5,691,696
Mortgage-backed securities       1,395,523     4,953       31,951    1,368,525
------------------------------------------------------------------------------
                                $7,156,292   $96,910     $147,459   $7,105,743
------------------------------------------------------------------------------

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    46,325   $   612     $  2,231   $    44,706
State and municipal
  obligations                        13,226       519          191        13,554
Corporate bonds and
  obligations                     7,960,352    60,120      560,450     7,460,022
Mortgage-backed securities        5,683,234     9,692      161,659     5,531,267
--------------------------------------------------------------------------------
Total fixed maturities           13,703,137    70,943      724,531    13,049,549
Equity securities                     3,000        16           --         3,016
--------------------------------------------------------------------------------
                                $13,706,137   $70,959     $724,531   $13,052,565
--------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1998 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES       VALUE
-------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   39,888   $  4,460    $    --    $   44,348
State and municipal
  obligations                        9,683        490         --        10,173
Corporate bonds and
  obligations                    6,305,476    447,752     27,087     6,726,141
Mortgage-backed securities       1,609,067     30,458        152     1,639,373
-------------------------------------------------------------------------------
                                $7,964,114   $483,160    $27,239    $8,420,035
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-11

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    52,043   $  3,324    $     --   $    55,367
State and municipal
  obligations                        11,060      1,231          --        12,291
Corporate bonds and
  obligations                     7,332,344    271,174     155,181     7,448,337
Mortgage-backed securities        5,949,502    151,511       3,869     6,097,144
--------------------------------------------------------------------------------
Total fixed maturities           13,344,949    427,240     159,050    13,613,139
Equity securities                     3,000        158          --         3,158
--------------------------------------------------------------------------------
                                $13,347,949   $427,398    $159,050   $13,616,297
--------------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED      FAIR
HELD TO MATURITY                             COST       VALUE
----------------------------------------------------------------
Due in one year or less                   $  238,740  $  239,747
Due from one to five years                 2,996,713   3,012,721
Due from five to ten years                 1,922,199   1,893,918
Due in more than ten years                   603,117     590,832
Mortgage-backed securities                 1,395,523   1,368,525
----------------------------------------------------------------
                                          $7,156,292  $7,105,743
----------------------------------------------------------------

                                           AMORTIZED      FAIR
AVAILABLE FOR SALE                           COST         VALUE
------------------------------------------------------------------
Due in one year or less                   $   271,381  $   274,415
Due from one to five years                    595,747      592,533
Due from five to ten years                  4,936,041    4,669,573
Due in more than ten years                  2,216,734    1,981,761
Mortgage-backed securities                  5,683,234    5,531,267
------------------------------------------------------------------
                                          $13,703,137  $13,049,549
------------------------------------------------------------------

During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $68,470, $230,036 and $229,848, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively.

At December 31, 1999, bonds carried at $14,559 were on deposit with various states as required by law.

--------------------------------------------------------------------------------

F-12      IDS LIFE INSURANCE COMPANY

At December 31, 1999, investments in fixed maturities comprised 81 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.7 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1999         1998
------------------------------------------------------------------
Aaa/AAA                                   $ 7,144,280  $ 7,629,628
Aaa/AA                                          1,920        2,277
Aa/AA                                         301,728      308,053
Aa/A                                          314,168      301,325
A/A                                         2,598,300    2,525,283
A/BBB                                       1,014,566    1,148,736
Baa/BBB                                     6,319,549    6,237,014
Baa/BB                                        348,849      492,696
Below investment grade                      2,816,069    2,664,051
------------------------------------------------------------------
                                          $20,859,429  $21,309,063
------------------------------------------------------------------

At December 31, 1999, 90 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 1999, approximately 14 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
REGION                             SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
East North Central              $  715,998    $ 10,380    $  750,705    $ 16,393
West North Central                 555,635      42,961       491,006      81,648
South Atlantic                     867,838      23,317       839,233      21,020
Middle Atlantic                    428,051       1,806       476,448       6,169
New England                        259,243       4,415       263,761       2,824
Pacific                            238,299       3,466       195,851      16,946
West South Central                 144,607       4,516       136,841       1,412
East South Central                  43,841          --        46,029          --
Mountain                           381,148       9,380       345,379       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-13

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
PROPERTY TYPE                      SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
Department/retail stores        $1,158,712    $ 33,829    $1,139,349    $ 59,305
Apartments                         887,538      11,343       960,808       9,272
Office buildings                   931,234      26,062       783,576      50,450
Industrial buildings               309,845       5,525       298,549      13,263
Hotels/motels                      103,625          --       109,185      14,122
Medical buildings                  114,045          --       124,369          --
Nursing/retirement homes            45,935          --        46,696          --
Mixed use                           66,893          --        65,151          --
Other                               16,833      23,482        17,570       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999 and 1998, the Company's recorded investment in impaired loans was $21,375 and $24,941, respectively, with allowances of $5,750 and $6,662, respectively. During 1999 and 1998, the average recorded investment in impaired loans was $23,815 and $37,873, respectively.

The Company recognized $1,190, $1,809 and $2,981 of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997 respectively.

The following table presents changes in the allowance for losses related to all loans:

                                      1999     1998     1997
--------------------------------------------------------------
Balance, January 1                   $39,795  $38,645  $37,495
Provision (reduction) for
  investment losses                   (9,512)   7,582    8,801
Loan payoffs                            (500)    (800)  (3,851)
Foreclosures and writeoffs            (1,500)  (5,632)  (3,800)
--------------------------------------------------------------
Balance, December 31                 $28,283  $39,795  $38,645
--------------------------------------------------------------

At December 31, 1999, the Company had no commitments to purchase investments other than mortgage loans.

--------------------------------------------------------------------------------

F-14      IDS LIFE INSURANCE COMPANY

Net investment income for the years ended December 31 is summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Interest on fixed maturities         $1,598,059  $1,676,984  $1,692,481
Interest on mortgage loans              285,921     301,253     305,742
Other investment income                  70,892      43,518      25,089
Interest on cash equivalents              5,871       5,486       5,914
-----------------------------------------------------------------------
                                      1,960,743   2,027,241   2,029,226
Less investment expenses                 41,170      40,756      40,837
-----------------------------------------------------------------------
                                     $1,919,573  $1,986,485  $1,988,389
-----------------------------------------------------------------------

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Fixed maturities                     $22,387  $12,084  $16,115
Mortgage loans                        10,211   (5,933)  (6,424)
Other investments                     (5,990)     751   (8,831)
--------------------------------------------------------------
                                     $26,608  $ 6,902  $   860
--------------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       1999       1998      1997
------------------------------------------------------------------
Fixed maturities available for sale  $(921,778) $(93,474) $223,441
Equity securities                         (142)     (203)       53

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                       1999      1998      1997
-----------------------------------------------------------------
Federal income taxes:
Current                              $178,444  $244,946  $176,879
Deferred                               79,796   (16,602)   19,982
-----------------------------------------------------------------
                                      258,240   228,344   196,861
State income taxes-current              9,624     7,337     9,803
-----------------------------------------------------------------
Income tax expense                   $267,864  $235,681  $206,664
-----------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-15

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                 1999              1998              1997
                           PROVISION  RATE   PROVISION  RATE   PROVISION  RATE
-------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                     $316,511   35.0%  $271,527   35.0%  $238,319   35.0%
Tax-excluded interest and
  dividend income            (9,626)  (1.1)   (12,289)  (1.6)   (10,294)  (1.5)
State taxes, net of
  federal benefit             6,256    0.7      4,769    0.6      6,372    0.9
Affordable housing
  credits                   (31,000)  (3.4)   (19,688)  (2.5)   (20,705)  (3.0)
Other, net                  (14,277)  (1.6)    (8,638)  (1.1)    (7,028)  (1.0)
-------------------------------------------------------------------------------
Total income taxes         $267,864   29.6%  $235,681   30.4%  $206,664   30.4%
-------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1999, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                            1999      1998
------------------------------------------------------------
Deferred tax assets:
Policy reserves                           $733,647  $756,769
Unrealized loss on available for sale
  investments                              221,431        --
Investments, other                           1,873        --
Life insurance guaranty fund assessment
  reserve                                    4,789    15,289
Other                                           --     4,253
------------------------------------------------------------
Total deferred tax assets                  961,740   776,311
------------------------------------------------------------
Deferred tax liabilities:
Deferred policy acquisition costs          740,837   698,471
Unrealized gain on available for sale
  investments                                   --    91,315
Investments, other                              --     3,455
Other                                        4,883        --
------------------------------------------------------------
Total deferred tax liabilities             745,720   793,241
------------------------------------------------------------
Net deferred tax assets (liabilities)     $216,020  $(16,930)
------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus

--------------------------------------------------------------------------------

F-16      IDS LIFE INSURANCE COMPANY
aggregated $1,693,356 as of December 31, 1999 and $1,598,203 as of December 31, 1998 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2000 in excess of approximately $418,845 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Statutory net income                 $  478,173  $  429,903  $  379,615
Statutory capital and surplus         1,978,406   1,883,405   1,765,290

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 1999 and 1998. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil, $nil and $103 in 1999, 1998 and 1997, respectively.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $223, $211 and $201 in 1999, 1998 and 1997, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1999, 1998 and 1997 were $1,906, $1,503 and $1,245, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 1999, 1998 and 1997 was $1,147, $1,352 and $1,330, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $485,177, $411,337 and $414,155 for 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. COMMITMENTS AND CONTINGENCIES

At December 31, 1999, 1998 and 1997, traditional life insurance and universal life-type insurance in force aggregated $89,271,957, $81,074,928 and $74,730,720 respectively, of which $8,281,576, $4,912,313 and $4,351,904 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $76,970, $66,378 and $60,495 and reinsurance recovered from reinsurers amounted to $27,816, $20,982, and $19,042 for the years ended December 31, 1999, 1998 and
1997, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-17

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in all three lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million class participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The settlement costs allocated to the Company are included in the accompanying 1999 statement of income and did not have a material impact on the Company's consolidated financial position or results from operations.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently completing the audit for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

7. LINES OF CREDIT

The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 1999 and $nil at December 31, 1998.

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

--------------------------------------------------------------------------------

F-18      IDS LIFE INSURANCE COMPANY

The Company's holdings of derivative financial instruments are as follows:

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1999                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $2,500,000  $ 9,685   $ 12,773    $12,773
  Interest rate floors           1,000,000      602        319        319
  Options purchased                180,897   49,789     61,745     61,745
Liabilities:
  Options written                   43,262   (1,677)    (2,402)        --
Off balance sheet:
  Interest rate swaps            1,267,000       --    (17,582)        --
                                            -------   --------    -------
                                            $58,399   $ 54,853    $74,837
                                            =======   ========    =======

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1998                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $3,400,000  $ 15,985  $  4,256    $ 4,256
  Interest rate floors           1,000,000     1,082    13,971     13,971
  Options purchased                110,912    24,094    29,453     29,453
Liabilities:
  Options purchased/written        265,454   (10,526)  (11,062)        --
Off balance sheet:
  Interest rate swaps            1,667,000        --   (73,477)        --
                                            --------  --------    -------
                                            $ 30,635  $(36,859)   $47,680
                                            ========  ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2000 to 2003. The purchased and written options expire on various dates from 2000 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 1999 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases and writes options on the major stock market index.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-19

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 1999 and 1998 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 1999 deferred losses on purchased put and written call index options were $nil. At December 31, 1998 deferred losses on purchased put and written call index options were $2,933 and deferred gains on written call index options were $7,435, respectively.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL ASSETS                   VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Investments:
  Fixed maturities (Note 2):
    Held to maturity            $ 7,156,292  $ 7,105,743  $ 7,964,114  $ 8,420,035
    Available for sale           13,049,549   13,049,549   13,613,139   13,613,139
  Mortgage loans on real
    estate (Note 2)               3,606,377    3,541,958    3,505,458    3,745,617
  Other:
    Equity securities (Note 2)        3,016        3,016        3,158        3,158
    Derivative financial
      Instruments (Note 8)           60,076       74,837       41,161       47,680
    Other                             2,258        2,258       28,872       28,872
Cash and cash equivalents
  (Note 1)                           32,333       32,333       22,453       22,453
Separate account assets (Note
  1)                             35,894,732   35,894,732   27,349,401   27,349,401

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL LIABILITIES              VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Future policy benefits for
  fixed annuities               $19,189,170  $18,591,859  $19,855,203  $19,144,838
  Derivative financial
    instruments (Note 8)              1,677       19,984       10,526       84,539
Separate account liabilities     31,869,184   31,016,081   25,005,732   24,179,115

At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,270,094 and $1,226,985, respectively, and policy loans of $92,895 and $90,115, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998. The fair value of deferred

--------------------------------------------------------------------------------

F-20      IDS LIFE INSURANCE COMPANY
annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

At December 31, 1999 and 1998, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $4,025,548 and $2,343,669, respectively.

10. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-21

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

         AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITYSM -BAND 3

                          IDS Life Variable Account 10

                                   May 1, 2000

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company
200 AXP Financial Center
Minneapolis, MN  55474
800-437-0602

American Express Retirement Advisor Variable Annuity-Band 3
IDS Life Variable Account 10

                                TABLE OF CONTENTS

Performance Information.................................................p.3

Calculating Annuity Payouts.............................................p.7

Rating Agencies.........................................................p.8

Principal Underwriter...................................................p.8

Independent Auditors....................................................p.8

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts begin investing in the funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average Annual Total Return For Periods Ending Dec. 31, 1999

                                                               Performance Since Commencement of the Fund*

                                                                                                 Since
Subaccount    Investing In:                                   1 Year   5 Years   10 Years    Commencement
----------    -------------                                   ------   -------   --------    ------------
              AXPSM VARIABLE PORTFOLIO
      BC3           Blue Chip Advantage Fund (9/99)**            --%      --%        --%        11.10%
      BD3           Bond Fund (10/81)                           1.08     7.36       7.53        10.06
      CR3           Capital Resource Fund (10/81)              23.01    20.63      14.82        15.30
      CM3           Cash Management Fund (10/81)                4.10     4.48       4.27         5.95
      DE3           Diversified Equity Income Fund (9/99)        --       --         --          2.64
      EM3           Emerging Markets Fund (5/00)+                --       --         --           --
      EI3           Extra Income Fund (5/96)                    5.60      --         --          4.88
      FI3           Federal Income Fund (9/99)                   --       --         --          0.60
      GB3           Global Bond Fund (5/96)                    -4.98      --         --          3.45
      GR3           Growth Fund (9/99)                           --       --         --         18.02
      IE3           International Fund (1/92)                  44.77    15.45        --         12.70
      MF3           Managed Fund (4/86)                        14.16    17.51      12.86         12.21
      ND3           New Dimensions Fund(R)(5/96)                31.22     --         --         25.60
      SP3           S&P 500 Index Fund (5/00)+                   --       --         --           --
      SC3           Small Cap Advantage Fund (9/99)              --       --         --         12.47
      SA3           Strategy Aggressive Fund (1/92)            70.03    24.06        --         16.32
              AIM V.I.
      3CA           Capital Appreciation Fund (5/93)           43.78    24.84        --         21.59
      3CD           Capital Development Fund (5/98)            28.33      --         --         10.53
              American Century VARIABLE PORTFOLIOS, INC.
      3IF           VP International (5/94)                    63.09    21.45        --         17.54
      3VA           VP Value (5/96)                            -1.45      --         --         10.43
              CALVERT CVS
      3SR           Social Balanced Portfolio (9/86)           10.73    15.33      10.82        14.28
              FIDELITY VIP
      3GI           III Growth & Income Portfolio (Service      7.05      --         --         20.11
                    Class) (12/96)
      3MP           III Mid Cap Portfolio (Service Class)      47.87      --         --         51.93
                    (12/98)
      3OS           Overseas Portfolio (Service Class)         41.56    16.62      10.74        11.73
                    (12/87)
              FRANKLIN TEMPLETON VIP TRUST
      3RE           Franklin Real Estate Fund - Class 2        -6.93     7.33       8.34         8.01
                    (1/89)***
      3SI           Franklin Value Securities Fund - Class      0.78      --         --        -13.72
                    2 (5/98)***
      3IS           Templeton International Smaller            23.18      --         --          4.61
                    Companies Fund - Class 2 (5/96)***
              GOLDMAN SACHS Variable Insurance Trust (VIT)
      3SE           CORESM Small Cap Equity Fund (2/98)****    16.84      --         --          2.78
      3UE           CORESM U.S. Equity Fund (2/98)             23.56      --         --         20.00
      3MC           Mid Cap Value Fund (4/94)                  -1.55      --         --         -9.43
              JANUS ASPEN SERIES
      3AG           Aggressive Growth Portfolio - Service     121.96    35.05        --         33.20
                    Shares (9/93)
      3GT           Global Technology Portfolio - Service        --       --         --           --
                    Shares (1/00) +
      3IG           International Growth Portfolio -           78.52    32.50        --         27.78
                    Service Shares (4/94)
              LAZARD RETIREMENT SERIES
      3IP           International Equity Portfolio (9/98)      20.69      --         --         25.47
              MFS(R) VARIABLE  INSURANCE TRUST (VIT)
      3MG           Growth Series - Service Class (5/99)         --       --         --         50.64
      3MD           New Discovery Series - Service Class         --       --         --         40.24
                    (5/98)
              PUTNAM VARIABLE TRUST
      3IN           Putnam VT International New               101.65      --         --         50.84
                    Opportunities Fund - Class IB Shares
                    (4/98)*****
      3VS           Putnam VT Vista Fund - Class IB Shares     51.83      --         --         30.30
                    (1/97)*****


              ROYCE CAPITAL FUND
      3MI           Micro-Cap Portfolio (12/96)                27.40      --         --         16.64
              THIRD AVENUE
      3SV           Value Portfolio (9/99)                       --       --         --          8.18
              WANGER
      3IT           International Small Cap (5/95)            125.15      --         --         37.94
      3SP           U.S. Small Cap (5/95)                      24.15      --         --         25.69
              WARBURG PINCUS TRUST
      3EG           Emerging Growth Portfolio  (9/99)            --       --         --         34.66

*    Current  applicable  charges deducted from fund  performance  include a $30 contract administrative charge and a 0.55% mortality and expense risk fee.
+    Fund had not commenced operations as of Dec. 31, 1999.
**   (Commencement date of the Funds)
***  Because  no  Class 2  Shares  were  issued  until  Jan.  6,  1999,  Class 2
     performance   represents  the   historical   results  of  Class  1  Shares.
     Performance  of Class 2 Shares  for  periods  after  its  January  6,  1999 inception  will reflect Class 2's  additional  12b-1 fee expense which also affects all future performance.
**** CoreSM is a service mark of Goldman, Sachs & Co.
*****Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998.  For  periods  prior to  inception  of Class IB  Shares,  performance information  for  Class IB  Shares is based  upon  performance  of Class IA
     Shares  (not  offered)  of the fund,  adjusted  to reflect the fees paid by
     Class IB Shares, including the 12b-1 fee of 0.15%.


Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:           P =  a hypothetical initial payment of $1,000
               ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1999

Subaccount                                Investing In                               Simple Yield          Compound Yield
CM3                     AXPSM Variable Portfolio - Cash Management Fund                 5.51%                   5.66%


You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
             d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Annualized Yield Based on 30-Day Period Ended Dec. 31, 1999

Subaccount            Investing In                              Simple Yield
----------           ------------                               ------------
BD3            AXPSM Variable Portfolio - Bond Fund                 7.42%
EI3            AXPSM Variable Portfolio - Extra Income Fund        10.23
FI3            AXPSM Variable Portfolio - Federal Income Fund       5.47
GB3            AXPSM Variable Portfolio - Global Bond Fund          5.26


Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)

    Duff & Phelps               AAA

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any surrender charges or paid any commissions.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402), independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

IDS Life Variable Account 10 - American Express Retirement Advisor Variable AnnuitySM - Band 3

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Variable Account 10 (comprised of subaccounts BC3, BD3, CR3, CM3, DE3, EI3, FI3, GB3, GR3, IE3, MF3, ND3, SC3, SA3, 3CA, 3CD, 3IF, 3VA, 3GI, 3MP, 3OS, 3RE, 3SI, 3IS, 3SE, 3UE, 3MC, 3IP, 3IN, 3VS, 3MI, 3SV, 3IT, 3SP and 3EG) as of December 31, 1999, and the related statements of operations and changes in nets assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Variable Account 10 (as described above) at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP
    ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Net Assets
December 31, 1999

                                                                              Segregated Asset Subaccounts
Assets                                                            BC3                      BD3                      CR3
Investments in shares of mutual funds and portfolios:
  at cost                                                      $ 212,470                 $ 47,995                $ 938,790
                                                               ---------                 --------                ---------
  at market value                                              $ 234,104                 $ 47,900                $ 996,131
Dividends receivable                                                  --                      291                       --
Accounts receivable from IDS Life for
contract purchase payments                                            --                       --                       --
Receivable from mutual funds and portfolios
for share redemptions                                                 --                       --                       --
                                                                --------                  -------                  -------
Total assets                                                     234,104                   48,191                  996,131
                                                                 =======                   ======                  =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                     593                       22                      464
  Contract terminations                                                3                       --                       --
Payable to mutual funds and portfolios
for investments purchased                                             --                       --                       --
                                                                 -------                  -------                  -------
Total liabilities                                                    596                       22                      464
                                                                     ---                       --                      ---
Net assets applicable to contracts
in accumulation period                                         $ 233,508                 $ 48,169                $ 995,667
                                                               =========                 ========                =========
Accumulation units outstanding                                   210,746                   47,444                  871,976
                                                                 =======                   ======                  =======
Net asset value per accumulation unit                             $ 1.11                   $ 1.02                   $ 1.14
                                                                  ======                   ======                   ======

Assets                                                            CM3                      DE3                      EI3
Investments in shares of mutual funds and portfolios:
  at cost                                                    $ 2,285,594                 $ 22,840                 $ 47,337
                                                             -----------                 --------                 --------
  at market value                                            $ 2,285,593                 $ 23,318                 $ 47,709
Dividends receivable                                               9,214                       --                      398
Accounts receivable from IDS Life for
contract purchase payments                                           114                       --                      700
Receivable from mutual funds and portfolios
for share redemptions                                                 --                       --                       --
                                                                 -------                   ------                  -------
Total assets                                                   2,294,921                   23,318                   48,807
                                                               =========                   ======                   ======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                     945                      230                       21
  Contract terminations                                               --                       --                       --
Payable to mutual funds and portfolios
for investments purchased                                             --                       --                       --
                                                                     ---                     ----                      ---
Total liabilities                                                    945                      230                       21
                                                                     ---                      ---                       --
Net assets applicable to contracts
in accumulation period                                       $ 2,293,976                 $ 23,088                 $ 48,786
                                                             -----------                 --------                 --------
Accumulation units outstanding                                 2,266,486                   22,622                   48,194
                                                               =========                   ======                   ======
Net asset value per accumulation unit                             $ 1.01                   $ 1.02                   $ 1.01
                                                                  ======                   ======                   ======

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Net Assets
December 31, 1999
                                                                                   Segregated Asset Subaccounts
Assets                                                                FI3                      GB3                      GR3
Investments in shares of mutual funds
and portfolios:
  at cost                                                          $ 10,946                  $ 2,832                $ 405,149
                                                                   --------                  -------                ---------
  at market value                                                  $ 10,943                  $ 2,809                $ 467,888
Dividends receivable                                                 11,133                        9                       --
Accounts receivable from IDS Life for
contract purchase payments                                            1,285                       --                       22
Receivable from mutual funds and portfolios
for share redemptions                                                    --                       --                       --
                                                                      -----                    -----                    -----
Total assets                                                         23,361                    2,818                  467,910
                                                                     ======                    =====                  =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      2,497                        1                      216
  Contract terminations                                                  --                       --                       --
Payable to mutual funds and portfolios
for investments purchased                                                --                       --                       --
                                                                      -----                    -----                    -----
Total liabilities                                                     2,497                        1                      216
                                                                      -----                        -                      ---
Net assets applicable to contracts in
accumulation period                                                $ 20,864                  $ 2,817                $ 467,694
                                                                   ========                  =======                =========
Accumulation units outstanding                                        9,663                    2,813                  400,647
                                                                      -----                    -----                  -------
Net asset value per accumulation unit                                $ 1.01                   $ 1.00                   $ 1.17
                                                                     ======                   ======                   ======

Assets                                                                IE3                      MF3                      ND3
Investments in shares of mutual funds
and portfolios:
  at cost                                                         $ 151,783                 $ 10,089                $ 459,229
                                                                  ---------                 --------                ---------
  at market value                                                 $ 169,572                 $ 10,472                $ 500,044
Dividends receivable                                                     --                       --                       --
Accounts receivable from IDS Life for
contract purchase payments                                               --                       --                    7,640
Receivable from mutual funds and portfolios
for share redemptions                                                    --                       --                       --
                                                                      -----                    -----                    -----
Total assets                                                        169,572                   10,472                  507,684
                                                                    =======                   ======                  =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                         73                        4                      201
  Contract terminations                                                  --                       --                       --
Payable to mutual funds and portfolios
for investments purchased                                                --                       --                       --
                                                                      -----                    -----                    -----
Total liabilities                                                        73                        4                      201
                                                                         --                        -                      ---
Net assets applicable to contracts in
accumulation period                                               $ 169,499                 $ 10,468                $ 507,483
                                                                  ---------                 --------                ---------
Accumulation units outstanding                                      133,025                    9,618                  426,131
                                                                    =======                    =====                  =======
Net asset value per accumulation unit                                $ 1.27                   $ 1.09                   $ 1.19
                                                                     ======                   ======                   ======

See accompanying notes to financial statements.



IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Net Assets
December 31, 1999
                                                                                     Segregated Asset Subaccounts
Assets                                                                        SC3               SA3                      3CA
Investments in shares of mutual funds and portfolios:
  at cost                                                                  $ 595,837          $ 40,705                $ 218,472
                                                                           ---------          --------                ---------
  at market value                                                          $ 662,774          $ 49,917                $ 243,363
Dividends receivable                                                              --                --                       --
Accounts receivable from IDS Life for contract purchase payments                  --                --                       --
Receivable from mutual funds and portfolios for share redemptions                 --                --                       95
                                                                                ----           -------                  -------
Total assets                                                                 662,774            49,917                  243,458
                                                                             =======            ======                  =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                               1,022                20                       95
  Contract terminations                                                      200,000                --                       --
Payable to mutual funds and portfolios for investments purchased                  --                --                       --
                                                                                ----              ----                     ----
Total liabilities                                                            201,022                20                       95
                                                                             -------                --                       --
Net assets applicable to contracts in accumulation period                  $ 461,752          $ 49,897                $ 243,363
                                                                           ---------          --------                ---------
Accumulation units outstanding                                                27,894            32,918                  185,081
                                                                              ======            ======                  =======
Net asset value per accumulation unit                                         $ 1.12            $ 1.52                   $ 1.31
                                                                              ======            ======                   ======

Assets                                                                         3CD                3IF                    3VA
Investments in shares of mutual funds and portfolios:
  at cost                                                                     $ 4,002           $ 11,894               $ 53,884
                                                                              -------           --------               --------
  at market value                                                             $ 4,882           $ 13,570               $ 54,561
Dividends receivable                                                               --                 --                     --
Accounts receivable from IDS Life for contract purchase payments                   --                 --                     --
Receivable from mutual funds and portfolios for share redemptions                   2                  5                     18
                                                                                    -                  -                     --
Total assets                                                                    4,884             13,575                 54,579
                                                                                =====             ======                 ======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                                    2                  5                     18
  Contract terminations                                                            --                 --                     --
Payable to mutual funds and portfolios for investments purchased                   --                 --                     --
                                                                                -----               ----                   ----
Total liabilities                                                                   2                  5                     18
                                                                                    -                  -                     --
Net assets applicable to contracts in accumulation period                     $ 4,882           $ 13,570               $ 54,561
                                                                              -------           --------               --------
Accumulation units outstanding                                                  3,858              9,427                 59,244
                                                                                =====              =====                 ======
Net asset value per accumulation unit                                          $ 1.27             $ 1.44                 $ 0.92
                                                                               ======             ======                 ======

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Net Assets
December 31, 1999
                                                                                       Segregated Asset Subaccounts
Assets                                                                   3GI                      3MP                      3OS
Investments in shares of mutual funds and portfolios:
  at cost                                                              $ 456,359                $ 111,787                 $ 26,387
                                                                       ---------                ---------                 --------
  at market value                                                      $ 465,000                $ 126,214                 $ 30,534
Dividends receivable                                                          --                      790                       --
Accounts receivable from IDS Life for contract purchase payments             131                       24                       --
Receivable from mutual funds and portfolios for share redemptions            158                       50                       14
                                                                             ---                       --                       --
Total assets                                                             465,289                  127,078                   30,548
                                                                         =======                  =======                   ======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                             158                       50                       14
  Contract terminations                                                       --                       --                       --
Payable to mutual funds and portfolios for investments purchased             131                       24                       --
                                                                             ---                       --
Total liabilities                                                            289                       74                       14
                                                                             ---                       --                       --
Net assets applicable to contracts in accumulation period              $ 465,000                $ 127,004                 $ 30,534
                                                                       ---------                ---------                 --------
Accumulation units outstanding                                           444,754                  102,185                   24,865
                                                                         =======                  =======                   ======
Net asset value per accumulation unit                                     $ 1.05                   $ 1.24                   $ 1.23
                                                                          ======                   ======                   ======

Assets                                                                     3RE                      3SI                      3IS
Investments in shares of mutual funds and portfolios:
  at cost                                                                $ 3,941                  $ 1,504                  $ 8,872
                                                                         -------                  -------                  -------
  at market value                                                        $ 3,989                  $ 1,563                  $ 9,405
Dividends receivable                                                          --                       --                       --
Accounts receivable from IDS Life for contract purchase payments              --                       --                       --
Receivable from mutual funds and portfolios for share redemptions              3                       16                       16
                                                                               -                       --                       --
Total assets                                                               3,992                    1,579                    9,421
                                                                           =====                    =====                    =====

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                               2                       --                        4
  Contract terminations                                                       --                       --                       --
Payable to mutual funds and portfolios for investments purchased               1                       16                       12
                                                                               -                       --                       --
Total liabilities                                                              3                       16                       16
                                                                               -                       --                       --
Net assets applicable to contracts in accumulation period                $ 3,989                  $ 1,563                  $ 9,405
                                                                         -------                  -------                  -------
Accumulation units outstanding                                             4,160                    1,623                    9,250
                                                                           =====                    =====                    =====
Net asset value per accumulation unit                                     $ 0.96                   $ 0.96                   $ 1.02
                                                                          ======                   ======                   ======

See accompanying notes to financial statements.



IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Net Assets
December 31, 1999

                                                                                        Segregated Asset Subaccounts
Assets                                                                          3SE                3UE                      3MC
Investments in shares of mutual funds and portfolios:
  at cost                                                                    $ 42,261          $ 182,216                  $ 7,429
                                                                             --------          ---------                  -------
  at market value                                                            $ 46,356          $ 187,710                  $ 7,530
Dividends receivable                                                               --                 --                       --
Accounts receivable from IDS Life for contract purchase payments                   --                 --                       10
Receivable from mutual funds and portfolios for share redemptions                  20                 92                        2
                                                                                   --                 --                        -
Total assets                                                                   46,376            187,802                    7,542
                                                                               ======            =======                    =====

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                                   20                 32                        2
  Contract terminations                                                            --                 --                       --
Payable to mutual funds and portfolios for investments purchased                   --                 60                       10
                                                                                                      --                       --
Total liabilities                                                                  20                 92                       12
                                                                                   --                 --                       --
Net assets applicable to contracts in accumulation period                    $ 46,356          $ 187,710                  $ 7,530
                                                                             --------          ---------                  -------
Accumulation units outstanding                                                 40,902            170,333                    7,935
                                                                               ======            =======                    =====
Net asset value per accumulation unit                                          $ 1.13             $ 1.10                   $ 0.95
                                                                               ======             ======                   ======

Assets                                                                           3IP                 3IN                    3VS
Investments in shares of mutual funds and portfolios:
  at cost                                                                      $ 8,398           $ 105,475              $ 230,602
                                                                               -------           ---------              ---------
  at market value                                                              $ 8,964           $ 131,637              $ 247,884
Dividends receivable                                                                --                  --                     --
Accounts receivable from IDS Life for contract purchase payments                    --                  11                  3,382
Receivable from mutual funds and portfolios for share redemptions                    4                  50                    102
                                                                                     -                  --                    ---
Total assets                                                                     8,968             131,698                251,368
                                                                                 =====             =======                =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                                     4                  50                    102
  Contract terminations                                                             --                  --                     --
Payable to mutual funds and portfolios for investments purchased                    --                  11                  3,382
                                                                                                        --                  -----
Total liabilities                                                                    4                  61                  3,484
                                                                                     -                  --                  -----
Net assets applicable to contracts in accumulation period                      $ 8,964           $ 131,637              $ 247,884
                                                                               -------           ---------              ---------
Accumulation units outstanding                                                   8,363              86,882                182,717
                                                                                 =====              ======                =======
Net asset value per accumulation unit                                           $ 1.07              $ 1.52                 $ 1.36
                                                                                ======              ======                 ======

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Net Assets
December 31, 1999
                                                                                         Segregated Asset Subaccounts
Assets                                                                     3MI                      3SV                      3IT
Investments in shares of mutual funds and portfolios:
  at cost                                                               $ 21,022                $ 124,441                $ 138,891
                                                                        --------                ---------                ---------
  at market value                                                       $ 21,970                $ 130,357                $ 169,351
Dividends receivable                                                          --                       --                       --
Accounts receivable from IDS Life for contract purchase payments               5                       --                    3,385
Receivable from mutual funds and portfolios for share redemptions              9                      866                       60
                                                                               -                      ---                       --
Total assets                                                              21,984                  131,223                  172,796
                                                                          ======                  =======                  =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                               9                       58                       60
  Contract terminations                                                       --                       --                       --
Payable to mutual funds and portfolios for investments purchased               5                      808                    3,385
                                                                               -                      ---                    -----
Total liabilities                                                             14                      866                    3,445
                                                                              --                      ---                    -----
Net assets applicable to contracts in accumulation period               $ 21,970                $ 130,357                $ 169,351
                                                                        --------                ---------                ---------
Accumulation units outstanding                                            19,042                  120,448                  111,791
                                                                          ======                  =======                  =======
Net asset value per accumulation unit                                     $ 1.15                   $ 1.08                   $ 1.51
                                                                          ======                   ======                   ======

                                                                                                                          Combined
                                                                                                                          Variable
Assets                                                                     3SP                      3EG                    Account
Investments in shares of mutual funds and portfolios:
  at cost                                                              $ 135,620                 $ 18,725              $ 7,143,778
                                                                       ---------                 --------              -----------
  at market value                                                      $ 143,413                 $ 22,322              $ 7,579,749
Dividends receivable                                                          --                       --                   21,835
Accounts receivable from IDS Life for contract purchase payments              --                       --                   16,709
Receivable from mutual funds and portfolios for share redemptions            174                       11                    1,767
                                                                             ---                       --                    -----
Total assets                                                             143,587                   22,333                7,620,060
                                                                         =======                   ======                =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                              51                       11                    7,056
  Contract terminations                                                       --                       --                  200,003
Payable to mutual funds and portfolios for investments purchased             123                       --                    7,968
                                                                             ---                                             -----
Total liabilities                                                            174                       11                  215,027
                                                                             ---                       --                  -------
Net assets applicable to contracts in accumulation period              $ 143,413                 $ 22,322              $ 7,405,033
                                                                       ---------                 --------              -----------
Accumulation units outstanding                                           124,538                   16,945
                                                                         =======                   ======
Net asset value per accumulation unit                                     $ 1.15                   $ 1.32
                                                                          ======                   ======


See accompanying notes to financial statements.



IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Operations
Period ended December 31, 1999
                                                                                           Segregated Asset Subaccounts1
Investment income                                                                        BC3            BD3                CR3
Dividend income from mutual funds and portfolios                                       $ 2,835         $ 449           $ 89,254
Mortality and expense risk fee                                                           3,101            32              1,193
                                                                                         -----            --              -----
Investment income (loss) - net                                                            (266)          417             88,061
                                                                                          ====           ===             ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                2,132,738        41,908              1,590
  Cost of investments sold                                                           2,015,349        42,117              1,558
                                                                                     ---------        ------              -----
Net realized gain (loss) on investments                                                117,389          (209)                32
Net change in unrealized appreciation or depreciation of investments                    21,634           (95)            57,341
                                                                                        ------           ---             ------
Net gain (loss) on investments                                                         139,023          (304)            57,373
                                                                                       -------          ----             ------
Net increase (decrease) in net assets resulting from operations                      $ 138,757         $ 113          $ 145,434
                                                                                     =========         =====          =========

Investment income                                                                        CM3             DE3               EI3
Dividend income from mutual funds and portfolios                                     $ 12,609         $ 6,759             $ 445
Mortality and expense risk fee                                                          1,286           2,691                24
                                                                                        -----           -----                --
Investment income (loss) - net                                                         11,323           4,068               421
                                                                                       ======           =====               ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                 410,561       2,018,274               994
  Cost of investments sold                                                            410,561       2,006,620               987
                                                                                      -------       ---------               ---
Net realized gain (loss) on investments                                                    --          11,654                 7
Net change in unrealized appreciation or depreciation of investments                       (1)            478               372
                                                                                           --             ---               ---
Net gain (loss) on investments                                                             (1)         12,132               379
                                                                                           --          ------               ---
Net increase (decrease) in net assets resulting from operations                      $ 11,322        $ 16,200             $ 800
                                                                                     ========        ========             =====


1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.



IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Operations
Period ended December 31, 1999

                                                                                            Segregated Asset Subaccounts1
Investment income                                                                        FI3           GB3                GR3
Dividend income from mutual funds and portfolios                                     $ 129,829          $ 18              $ 465
Mortality and expense risk fee                                                          14,908             2              2,851
                                                                                        ------             -              -----
Investment income (loss) - net                                                         114,921            16             (2,386)
                                                                                       =======            ==             ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                               10,084,511           691          2,208,747
  Cost of investments sold                                                          10,120,144           699          2,020,091
                                                                                    ----------           ---          ---------
Net realized gain (loss) on investments                                                (35,633)           (8)           188,656
Net change in unrealized appreciation or depreciation of investments                        (3)          (23)            62,739
                                                                                            --           ---             ------
Net gain (loss) on investments                                                         (35,636)          (31)           251,395
                                                                                       -------           ---            -------
Net increase (decrease) in net assets resulting from operations                       $ 79,285         $ (15)         $ 249,009
                                                                                      ========         =====          =========

Investment income                                                                        IE3            MF3                ND3
Dividend income from mutual funds and portfolios                                       $ 1,762          $ 206            $ 1,060
Mortality and expense risk fee                                                              79              5                238
                                                                                            --              -                ---
Investment income (loss) - net                                                           1,683            201                822
                                                                                         =====            ===                ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                    1,647            702             19,277
  Cost of investments sold                                                               1,531            681             18,631
                                                                                         -----            ---             ------
Net realized gain (loss) on investments                                                    116             21                646
Net change in unrealized appreciation or depreciation of investments                    17,789            383             40,815
                                                                                        ------            ---             ------
Net gain (loss) on investments                                                          17,905            404             41,461
                                                                                        ------            ---             ------
Net increase (decrease) in net assets resulting from operations                       $ 19,588          $ 605           $ 42,283
                                                                                      ========          =====           ========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Operations
Period ended December 31, 1999

                                                                            Segregated Asset Subaccounts1
Investment income                                               SC3                      SA3                      3CA
Dividend income from mutual funds and portfolios            $ 25,198                  $ 1,311                  $ 4,208
Mortality and expense risk fee                                 4,801                       28                      115
                                                               -----                       --                      ---
Investment income (loss) - net                                20,397                    1,283                    4,093
                                                              ======                    =====                    =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                      2,597,025                    1,583                    2,099
  Cost of investments sold                                 2,460,592                    1,435                    1,942
                                                           ---------                    -----                    -----
Net realized gain (loss) on investments                      136,433                      148                      157
Net change in unrealized appreciation or
depreciation of investments                                   66,937                    9,212                   24,891
                                                              ------                    -----                   ------
Net gain (loss) on investments                               203,370                    9,360                   25,048
                                                             -------                    -----                   ------
Net increase (decrease) in net assets resulting
from operations                                            $ 223,767                 $ 10,643                 $ 29,141
                                                           =========                 ========                 ========

Investment income                                           3CD                      3IF                      3VA
Dividend income from mutual funds and portfolios             $--                      $--                      $--
Mortality and expense risk fee                                 5                        6                       35
                                                               -                        -                       --
Investment income (loss) - net                                (5)                      (6)                     (35)
                                                              ==                       ==                      ===

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                        989                    5,299                    1,060
  Cost of investments sold                                   842                    4,796                    1,075
                                                             ---                    -----                    -----
Net realized gain (loss) on investments                      147                      503                      (15)
Net change in unrealized appreciation or
depreciation of investments                                  880                    1,676                      677
                                                             ---                    -----                      ---
Net gain (loss) on investments                             1,027                    2,179                      662
                                                           -----                    -----                      ---
Net increase (decrease) in net assets resulting
from operations                                          $ 1,022                  $ 2,173                    $ 627
                                                         =======                  =======                    =====

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Operations
Period ended December 31, 1999

                                                                                              Segregated Asset Subaccounts1
Investment income                                                                         3GI                3MP             3OS
Dividend income from mutual funds and portfolios                                           $--              $ 790             $--
Mortality and expense risk fee                                                             207                 65              21
                                                                                           ---                 --              --
Investment income (loss) - net                                                            (207)               725             (21)
                                                                                          ====                ===             ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                   19,674              1,937             926
  Cost of investments sold                                                              19,571              1,855             827
                                                                                        ------              -----             ---
Net realized gain (loss) on investments                                                    103                 82              99
Net change in unrealized appreciation or depreciation of investments                     8,641             14,427           4,147
                                                                                         -----             ------           -----
Net gain (loss) on investments                                                           8,744             14,509           4,246
                                                                                         -----             ------           -----
Net increase (decrease) in net assets resulting from operations                        $ 8,537           $ 15,234         $ 4,225
                                                                                       =======           ========         =======


Investment income                                                                        3RE                 3SI             3IS
Dividend income from mutual funds and portfolios                                         $--                 $--             $--
Mortality and expense risk fee                                                             4                   2              10
                                                                                           -                   -              --
Investment income (loss) - net                                                            (4)                 (2)            (10)
                                                                                          ==                  ==             ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                    706               1,528             722
  Cost of investments sold                                                               712               1,493             684
                                                                                         ---               -----             ---
Net realized gain (loss) on investments                                                   (6)                 35              38
Net change in unrealized appreciation or depreciation of investments                      48                  59             533
                                                                                          --                  --             ---
Net gain (loss) on investments                                                            42                  94             571
                                                                                          --                  --             ---
Net increase (decrease) in net assets resulting from operations                         $ 38                $ 92           $ 561
                                                                                        ====                ====           =====

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Operations
Period ended December 31, 1999

                                                                                              Segregated Asset Subaccounts1
Investment income                                                                         3SE             3UE              3MC
Dividend income from mutual funds and portfolios                                          $ 99           $ 781             $ 43
Mortality and expense risk fee                                                              25              56                4
                                                                                            --              --                -
Investment income (loss) - net                                                              74             725               39
                                                                                            ==             ===               ==

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                      767           2,857              814
  Cost of investments sold                                                                 726           2,715              826
                                                                                           ---           -----              ---
Net realized gain (loss) on investments                                                     41             142              (12)
Net change in unrealized appreciation or depreciation of investments                     4,095           5,494              101
                                                                                         -----           -----              ---
Net gain (loss) on investments                                                           4,136           5,636               89
                                                                                         -----           -----               --
Net increase (decrease) in net assets resulting from operations                        $ 4,210         $ 6,361            $ 128
                                                                                       =======         =======            =====

Investment income                                                                         3IP             3IN              3VS
Dividend income from mutual funds and portfolios                                          $ 84           $  --          $16,708
Mortality and expense risk fee                                                              10              72              117
                                                                                            --              --           ------
Investment income (loss) - net                                                              74             (72)          16,591
                                                                                            ==             ===           ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                    1,772          12,231            6,053
  Cost of investments sold                                                               1,695          10,485            6.170
                                                                                           ---           -----            -----
Net realized gain (loss) on investments                                                     77           1,746             (117)
Net change in unrealized appreciation or depreciation of investments                       566          26,162           17,282
                                                                                         -----           -----           ------
Net gain (loss) on investments                                                             643          27,908           17,165
                                                                                         -----           -----           ------
Net increase (decrease) in net assets resulting from operations                        $   717         $27,836          $33,756
                                                                                       =======         =======          =======

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Operations
Period ended December 31, 1999

                                                                                                Segregated Asset Subaccounts
Investment income                                                                        3MI1              3SV2            3IT1
Dividend income from mutual funds and portfolios                                       $ 1,671              $--             $--
Mortality and expense risk fee                                                              19               69              66
                                                                                            --               --              --
Investment income (loss) - net                                                           1,652              (69)            (66)
                                                                                         =====              ===             ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                    1,218            2,975             875
  Cost of investments sold                                                               1,188            2,919             736
                                                                                         -----            -----             ---
Net realized gain (loss) on investments                                                     30               56             139
Net change in unrealized appreciation or depreciation of investments                       948            5,916          30,460
                                                                                           ---            -----          ------
Net gain (loss) on investments                                                             978            5,972          30,599
                                                                                           ---            -----          ------
Net increase (decrease) in net assets resulting from operations                        $ 2,630          $ 5,903        $ 30,533
                                                                                       =======          =======        ========

                                                                                                                         Combined
                                                                                                                         Variable
Investment income                                                                         3SP1             3EG2           Account
Dividend income from mutual funds and portfolios                                           $--            $ 176         $ 296,760
Mortality and expense risk fee                                                              60               17            32,224
                                                                                            --               --            ------
Investment income (loss) - net                                                             (60)             159           264,536
                                                                                           ===              ===           =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                    3,399            7,867        19,596,016
  Cost of investments sold                                                               3,337            6,877        19,172,467
                                                                                         -----            -----        ----------
Net realized gain (loss) on investments                                                     62              990           423,549
Net change in unrealized appreciation or depreciation of investments                     7,793            3,597           435,971
                                                                                         -----            -----           -------
Net gain (loss) on investments                                                           7,855            4,587           859,520
                                                                                         -----            -----           -------
Net increase (decrease) in net assets resulting from operations                        $ 7,795          $ 4,746       $ 1,124,056
                                                                                       =======          =======       ===========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                              Segregated Asset Subaccounts1
Operations                                                                            BC3               BD3              CR3
Investment income (loss) - net                                                      $ (266)            $ 417         $ 88,061
Net realized gain (loss) on investments                                            117,389              (209)              32
Net change in unrealized appreciation or depreciation of investments                21,634               (95)          57,341
                                                                                    ------               ---           ------
Net increase (decrease) in net assets resulting from operations                    138,757               113          145,434
                                                                                   =======               ===          =======

Contract transactions
Contract purchase payments                                                       2,223,661            56,502          850,083
Net transfers2                                                                        (428)           (8,446)             150
Transfers for policy loans                                                              --                --               --
Contract terminations:
  Surrender benefits                                                            (2,128,482)               --               --
                                                                                ----------              ----            -----
Increase (decrease) from contract transactions                                      94,751            48,056          850,233
                                                                                    ------            ------          -------
Net assets at beginning of year                                                         --                --               --
                                                                                     -----               ---            -----
Net assets at end of year                                                        $ 233,508          $ 48,169        $ 995,667
                                                                                 =========          ========        =========

Accumulation unit activity
Units outstanding at beginning of year                                                  --                --               --
Contract purchase payments                                                         211,504            56,266          871,965
Net transfers2                                                                         598            (8,822)              11
Transfers for policy loans                                                              --                --               --
Contract terminations:
  Surrender benefits                                                                (1,356)               --               --
                                                                                    ------             -----            -----
Units outstanding at end of year                                                   210,746            47,444          871,976
                                                                                   =======            ======          =======

Operations                                                                             CM3                DE3             EI3
Investment income (loss) - net                                                     $ 11,323            $ 4,068           $ 421
Net realized gain (loss) on investments                                                  --             11,654               7
Net change in unrealized appreciation or depreciation of investments                     (1)               478             372
                                                                                         --                ---             ---
Net increase (decrease) in net assets resulting from operations                      11,322             16,200             800
                                                                                     ======             ======             ===

Contract transactions
Contract purchase payments                                                        2,447,471          2,017,652          40,753
Net transfers2                                                                     (151,562)             4,251           7,563
Transfers for policy loans                                                           (7,921)                --              --
Contract terminations:
  Surrender benefits                                                                 (5,334)        (2,015,015)           (330)
                                                                                     ------         ----------            ----
Increase (decrease) from contract transactions                                    2,282,654              6,888          47,986
                                                                                  ---------              -----          ------
Net assets at beginning of year                                                          --                 --              --
                                                                                     ------              -----            ----
Net assets at end of year                                                       $ 2,293,976           $ 23,088        $ 48,786
                                                                                ===========           ========        ========

Accumulation unit activity
Units outstanding at beginning of year                                                   --                 --              --
Contract purchase payments                                                        2,427,761             18,486          40,956
Net transfers2                                                                     (148,076)             4,136           7,565
Transfers for policy loans                                                           (7,903)                --              --
Contract terminations:
  Surrender benefits                                                                 (5,296)                --            (327)
                                                                                     ------                               ----
Units outstanding at end of year                                                  2,266,486             22,622          48,194
                                                                                  =========             ======          ======


1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                               Segregated Asset Subaccounts1
Operations                                                                           FI3             GB3                     GR3
Investment income (loss) - net                                                   $ 114,921            $ 16                $ (2,386)
Net realized gain (loss) on investments                                            (35,633)             (8)                188,656
Net change in unrealized appreciation or depreciation of investments                    (3)            (23)                 62,739
                                                                                        --             ---                  ------
Net increase (decrease) in net assets resulting from operations                     79,285             (15)                249,009
                                                                                    ======             ===                 =======

Contract transactions
Contract purchase payments                                                      10,011,795           1,366               2,385,249
Net transfers2                                                                        (875)          1,466                  12,026
Transfers for policy loans                                                              --              --                      --
Contract terminations:
  Surrender benefits                                                           (10,069,341)             --              (2,178,590)
                                                                               -----------                              ----------
Increase (decrease) from contract transactions                                     (58,421)          2,832                 218,685
                                                                                   -------           -----                 -------
Net assets at beginning of year                                                         --              --                      --
                                                                                     -----          ------                   -----
Net assets at end of year                                                         $ 20,864         $ 2,817               $ 467,694
                                                                                  --------         -------               ---------

Accumulation unit activity
Units outstanding at beginning of year                                                  --              --                      --
Contract purchase payments                                                          11,748           1,356                 390,177
Net transfers2                                                                      (2,085)          1,457                  10,470
Transfers for policy loans                                                              --              --                      --
Contract terminations:
  Surrender benefits                                                                    --              --                      --
                                                                                     -----          ------                   -----
Units outstanding at end of year                                                     9,663           2,813                 400,647
                                                                                     =====           =====                 =======

Operations                                                                           IE3               MF3                   ND3
Investment income (loss) - net                                                     $ 1,683            $ 201                 $ 822
Net realized gain (loss) on investments                                                116               21                   646
Net change in unrealized appreciation or depreciation of investments                17,789              383                40,815
                                                                                    ------              ---                ------
Net increase (decrease) in net assets resulting from operations                     19,588              605                42,283
                                                                                    ======              ===                ======

Contract transactions
Contract purchase payments                                                         122,687            3,163               419,823
Net transfers2                                                                      28,149            6,700                47,188
Transfers for policy loans                                                              --               --                    --
Contract terminations:
  Surrender benefits                                                                  (925)              --                (1,811)
                                                                                      ----                                 ------
Increase (decrease) from contract transactions                                     149,911            9,863               465,200
                                                                                   -------            -----               -------
Net assets at beginning of year                                                         --               --                    --
                                                                                     -----          -------             ---------
Net assets at end of year                                                        $ 169,499         $ 10,468             $ 507,483
                                                                                 =========         ========             =========

Accumulation unit activity
Units outstanding at beginning of year                                                  --               --                    --
Contract purchase payments                                                         109,540            3,128               384,980
Net transfers2                                                                      24,246            6,490                42,731
Transfers for policy loans                                                              --               --                    --
Contract terminations:
  Surrender benefits                                                                  (761)              --                (1,580)
                                                                                      ----                                 ------
Units outstanding at end of year                                                   133,025            9,618               426,131
                                                                                   =======            =====               =======

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.
See accompanying notes to financial statements.



IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                         Segregated Asset Subaccounts1
Operations                                                                           SC3             SA3                 3CA
Investment income (loss) - net                                                    $ 20,397         $ 1,283             $ 4,093
Net realized gain (loss) on investments                                            136,433             148                 157
Net change in unrealized appreciation or depreciation of investments                66,937           9,212              24,891
                                                                                    ------           -----              ------
Net increase (decrease) in net assets resulting from operations                    223,767          10,643              29,141
                                                                                   =======          ======              ======

Contract transactions
Contract purchase payments                                                       3,025,558          27,399             193,854
Net transfers2                                                                       2,427          12,050              21,404
Transfers for policy loans                                                              --              --                  --
Contract terminations:
  Surrender benefits                                                            (2,790,000)           (195)             (1,036)
                                                                                ----------            ----              ------
Increase (decrease) from contract transactions                                     237,985          39,254             214,222
                                                                                   -------          ------             -------
Net assets at beginning of year                                                         --              --                  --
                                                                                     -----          ------              ------
Net assets at end of year                                                        $ 461,752        $ 49,897           $ 243,363
                                                                                 =========        ========           =========

Accumulation unit activity
Units outstanding at beginning of year                                                  --              --                  --
Contract purchase payments                                                          25,607          23,484             167,912
Net transfers2                                                                       2,287           9,588              17,993
Transfers for policy loans                                                              --              --                  --
Contract terminations:
  Surrender benefits                                                                    --            (154)               (824)
                                                                                                      ----                ----
Units outstanding at end of year                                                    27,894          32,918             185,081
                                                                                    ======          ======             =======

Operations                                                                             3CD              3IF              3VA
Investment income (loss) - net                                                        $ (5)            $ (6)           $ (35)
Net realized gain (loss) on investments                                                147              503              (15)
Net change in unrealized appreciation or depreciation of investments                   880            1,676              677
                                                                                       ---            -----              ---
Net increase (decrease) in net assets resulting from operations                      1,022            2,173              627
                                                                                     =====            =====              ===

Contract transactions
Contract purchase payments                                                           3,153            9,015           53,734
Net transfers2                                                                         707            2,382              200
Transfers for policy loans                                                              --               --               --
Contract terminations:
  Surrender benefits                                                                    --               --               --
                                                                                     -----            -----             ----
Increase (decrease) from contract transactions                                       3,860           11,397           53,934
                                                                                     -----           ------           ------
Net assets at beginning of year                                                         --               --               --
                                                                                     -----            -----             ----
Net assets at end of year                                                          $ 4,882         $ 13,570         $ 54,561
                                                                                   =======         ========         ========

Accumulation unit activity
Units outstanding at beginning of year                                                  --               --               --
Contract purchase payments                                                           3,331            7,633           59,036
Net transfers2                                                                         527            1,794              208
Transfers for policy loans                                                              --               --               --
Contract terminations:
  Surrender benefits                                                                    --               --               --
                                                                                     -----            -----             ----
Units outstanding at end of year                                                     3,858            9,427           59,244
                                                                                     =====            =====           ======


1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                         Segregated Asset Subaccounts1
Operations                                                                            3GI              3MP                3OS
Investment income (loss) - net                                                      $ (207)           $ 725              $ (21)
Net realized gain (loss) on investments                                                103               82                 99
Net change in unrealized appreciation or depreciation of investments                 8,641           14,427              4,147
                                                                                     -----           ------              -----
Net increase (decrease) in net assets resulting from operations                      8,537           15,234              4,225
                                                                                     =====           ======              =====

Contract transactions
Contract purchase payments                                                         448,377           87,463             22,997
Net transfers2                                                                       9,516           24,417              3,312
Transfers for policy loans                                                              --              (16)                --
Contract terminations:
  Surrender benefits                                                                (1,430)             (94)                --
                                                                                    ------              ---
Increase (decrease) from contract transactions                                     456,463          111,770             26,309
                                                                                   -------          -------             ------
Net assets at beginning of year                                                         --               --                 --
                                                                                     -----            -----              -----
Net assets at end of year                                                        $ 465,000        $ 127,004           $ 30,534
                                                                                 =========        =========           ========

Accumulation unit activity
Units outstanding at beginning of year                                                  --               --                 --
Contract purchase payments                                                         436,983           80,126             22,044
Net transfers2                                                                       9,167           22,159              2,821
Transfers for policy loans                                                              --              (16)                --
Contract terminations:
  Surrender benefits                                                                (1,396)             (84)                --
                                                                                    ------              ---
Units outstanding at end of year                                                   444,754          102,185             24,865
                                                                                   =======          =======             ======

Operations                                                                           3RE               3SI                3IS
Investment income (loss) - net                                                       $ (4)             $ (2)             $ (10)
Net realized gain (loss) on investments                                                (6)               35                 38
Net change in unrealized appreciation or depreciation of investments                   48                59                533
                                                                                       --                --                ---
Net increase (decrease) in net assets resulting from operations                        38                92                561
                                                                                       ==                ==                ===

Contract transactions
Contract purchase payments                                                          4,253             1,303              7,650
Net transfers2                                                                       (302)              168              1,194
Transfers for policy loans                                                             --                --                 --
Contract terminations:
  Surrender benefits                                                                   --                --                 --
                                                                                     ----              ----               ----
Increase (decrease) from contract transactions                                      3,951             1,471              8,844
                                                                                    -----             -----              -----
Net assets at beginning of year                                                        --                --                 --
                                                                                    -----             -----              -----
Net assets at end of year                                                         $ 3,989           $ 1,563            $ 9,405
                                                                                  =======           =======            =======

Accumulation unit activity
Units outstanding at beginning of year                                                 --                --                 --
Contract purchase payments                                                          4,478             1,436              8,027
Net transfers2                                                                       (318)              187              1,223
Transfers for policy loans                                                             --                --                 --
Contract terminations:
  Surrender benefits                                                                   --                --                 --
                                                                                     ----              ----               ----
Units outstanding at end of year                                                    4,160             1,623              9,250
                                                                                    =====             =====              =====


1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                            Segregated Asset Subaccounts1
Operations                                                                             3SE              3UE             3MC
Investment income (loss) - net                                                        $ 74            $ 725            $ 39
Net realized gain (loss) on investments                                                 41              142             (12)
Net change in unrealized appreciation or depreciation of investments                 4,095            5,494             101
                                                                                     -----            -----             ---
Net increase (decrease) in net assets resulting from operations                      4,210            6,361             128
                                                                                     =====            =====             ===

Contract transactions
Contract purchase payments                                                          17,711          176,140           2,268
Net transfers2                                                                      24,582            5,209           5,150
Transfers for policy loans                                                              --               --             (16)
Contract terminations:
  Surrender benefits                                                                  (147)              --              --
                                                                                      ----
Increase (decrease) from contract transactions                                      42,146          181,349           7,402
                                                                                    ------          -------           -----
Net assets at beginning of year                                                         --               --              --
                                                                                     -----           ------           -----
Net assets at end of year                                                         $ 46,356        $ 187,710         $ 7,530
                                                                                  ========        =========         =======

Accumulation unit activity
Units outstanding at beginning of year                                                  --               --              --
Contract purchase payments                                                          17,410          165,502           2,440
Net transfers2                                                                      23,632            4,831           5,512
Transfers for policy loans                                                              --               --             (17)
Contract terminations:
  Surrender benefits                                                                  (140)              --              --
                                                                                      ----
Units outstanding at end of year                                                    40,902          170,333           7,935
                                                                                    ======          =======           =====

Operations                                                                              3IP             3IN              3VS
Investment income (loss) - net                                                         $ 74            $ (72)        $ 16,591
Net realized gain (loss) on investments                                                  77            1,746             (117)
Net change in unrealized appreciation or depreciation of investments                    566           26,162           17,282
                                                                                        ---           ------           ------
Net increase (decrease) in net assets resulting from operations                         717           27,836           33,756
                                                                                        ===           ======           ======

Contract transactions
Contract purchase payments                                                            8,054           61,050          214,071
Net transfers2                                                                          193           42,951            1,301
Transfers for policy loans                                                               --               --               --
Contract terminations:
  Surrender benefits                                                                     --             (200)          (1,244)
                                                                                                        ----           ------
Increase (decrease) from contract transactions                                        8,247          103,801          214,128
                                                                                      -----          -------          -------
Net assets at beginning of year                                                          --               --               --
                                                                                      -----          -------           ------
Net assets at end of year                                                           $ 8,964        $ 131,637        $ 247,884
                                                                                    =======        =========        =========

Accumulation unit activity
Units outstanding at beginning of year                                                   --               --               --
Contract purchase payments                                                            8,327           52,793          182,784
Net transfers2                                                                           36           34,238              899
Transfers for policy loans                                                               --               --               --
Contract terminations:
  Surrender benefits                                                                     --             (149)            (966)
                                                                                                        ----             ----
Units outstanding at end of year                                                      8,363           86,882          182,717
                                                                                      =====           ======          =======


1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                           Segregated Asset Subaccounts
Operations                                                                            3MI1             3SV2               3IT1
Investment income (loss) - net                                                     $ 1,652            $ (69)             $ (66)
Net realized gain (loss) on investments                                                 30               56                139
Net change in unrealized appreciation or depreciation of investments                   948            5,916             30,460
                                                                                       ---            -----             ------
Net increase (decrease) in net assets resulting from operations                      2,630            5,903             30,533
                                                                                     =====            =====             ======

Contract transactions
Contract purchase payments                                                          16,525          124,554            132,267
Net transfers3                                                                       2,831              779              7,240
Transfers for policy loans                                                             (16)             (16)               (16)
Contract terminations:
  Surrender benefits                                                                    --             (863)              (673)
                                                                                                       ----               ----
Increase (decrease) from contract transactions                                      19,340          124,454            138,818
                                                                                    ------          -------            -------
Net assets at beginning of year                                                         --               --                 --
                                                                                     -----          -------             ------
Net assets at end of year                                                         $ 21,970        $ 130,357          $ 169,351
                                                                                  ========        =========          =========

Accumulation unit activity
Units outstanding at beginning of year                                                  --               --                 --
Contract purchase payments                                                          16,569          120,290            106,977
Net transfers3                                                                       2,489            1,000              5,308
Transfers for policy loans                                                             (16)             (16)               (16)
Contract terminations:
  Surrender benefits                                                                    --             (826)              (478)
                                                                                                       ----               ----
Units outstanding at end of year                                                    19,042          120,448            111,791
                                                                                    ======          =======            =======

                                                                                                                      Combined
                                                                                                                      Variable
Operations                                                                            3SP1              3EG2           Account
Investment income (loss) - net                                                       $ (60)            $ 159         $ 264,536
Net realized gain (loss) on investments                                                 62               990           423,549
Net change in unrealized appreciation or depreciation of investments                 7,793             3,597           435,971
                                                                                     -----             -----           -------
Net increase (decrease) in net assets resulting from operations                      7,795             4,746         1,124,056
                                                                                     =====             =====         =========

Contract transactions
Contract purchase payments                                                         128,180            17,525        25,363,306
Net transfers3                                                                       8,005                51           121,949
Transfers for policy loans                                                              --                --            (8,001)
Contract terminations:
  Surrender benefits                                                                  (567)               --       (19,196,277)
                                                                                      ----                         -----------
Increase (decrease) from contract transactions                                     135,618            17,576         6,280,977
                                                                                   -------            ------         ---------
Net assets at beginning of year                                                         --                --                --
                                                                                     -----               ---            ------
Net assets at end of year                                                        $ 143,413          $ 22,322       $ 7,405,033
                                                                                 =========          ========       ===========

Accumulation unit activity
Units outstanding at beginning of year                                                  --                --
Contract purchase payments                                                         117,633            17,008
Net transfers3                                                                       7,426               (63)
Transfers for policy loans                                                              --                --
Contract terminations:
  Surrender benefits                                                                  (521)               --
                                                                                      ----
Units outstanding at end of year                                                   124,538            16,945
                                                                                   =======            ======

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
3Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.
See accompanying notes to financial statements.



IDS Life Variable  Account 10 - American  Express  Retirement  Advisor  Variable
Annuity - Band 3

Notes to Financial Statements

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company
(IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the
Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for Global Bond and Warburg Pincus Trust/Emerging Growth Portfolio), open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                      Investment Manager
BC3              AXPSM Variable Portfolio-- Blue Chip Advantage Fund   IDS Life Insurance Company 1
BD3              AXPSM Variable Portfolio-- Bond Fund                  IDS Life Insurance Company 1
CR3              AXPSM Variable Portfolio-- Capital Resource Fund      IDS Life Insurance Company 1
CM3              AXPSM Variable Portfolio-- Cash Management Fund       IDS Life Insurance Company 1
DE3              AXPSM Variable Portfolio-- Diversified Equity         IDS Life Insurance Company 1
                 Income Fund
EI3              AXPSM Variable Portfolio-- Extra Income Fund          IDS Life Insurance Company 1
FI3              AXPSM Variable Portfolio-- Federal Income Fund        IDS Life Insurance Company 1
GB3              AXPSM Variable Portfolio-- Global Bond Fund           IDS Life Insurance Company 1
GR3              AXPSM Variable Portfolio-- Growth Fund                IDS Life Insurance Company 1
IE3              AXPSM Variable Portfolio-- International Fund         IDS Life Insurance Company 2
MF3              AXPSM Variable Portfolio-- Managed Fund               IDS Life Insurance Company 1
ND3              AXPSM Variable Portfolio-- New Dimensions Fund(R)     IDS Life Insurance Company 1
SC3              AXPSM Variable Portfolio-- Small Cap Advantage Fund   IDS Life Insurance Company 3
SA3              AXPSM Variable Portfolio-- Strategy Aggressive Fund   IDS Life Insurance Company 1
3CA              AIM V.I. Capital Appreciation Fund                    A I M Advisors, Inc.
3CD              AIM V.I. Capital Development Fund                     A I M Advisors, Inc.
3IF              American Century VP International                     American Century Investment Management, Inc.
3VA              American Century VP Value                             American Century Investment Management, Inc.
3GI              Fidelity VIP III Growth & Income Portfolio -          Fidelity Management & Research Company (FMR) 4
                 Service Class
3MP              Fidelity VIP III Mid Cap  Portfolio - Service  Class  FMR 4
3OS              Fidelity VIP Overseas  Portfolio  -  Service  Class   FMR 5
3RE              FTVIPT Franklin Real Estate Securities Fund - Class 2 Franklin Advisers, Inc.
3SI              FTVIPT Franklin Value Securities Fund - Class 2       Franklin Advisory Services, LLC
3IS              FTVIPT Templeton International Smaller Companies      Templeton Investment Counsel, Inc.
                 Fund - Class 2
3SE              Goldman Sachs VIT CORESM Small Cap Equity Fund        Goldman Sachs Asset Management
3UE              Goldman Sachs VIT CORESM U.S. Equity Fund             Goldman Sachs Asset Management
3MC              Goldman Sachs VIT Mid Cap Value Fund                  Goldman Sachs Asset Management
3IP              Lazard Retirement International Equity Portfolio      Lazard Asset Management
3IN              Putnam VT International New Opportunities Fund -      Putnam Investment Management, Inc.
                 Class IB Shares
3VS              Putnam VT Vista Fund - Class IB Shares                Putnam Investment Management, Inc.
3MI              Royce Micro-Cap Portfolio                             Royce & Associates, Inc.
3SV              Third Avenue Value Portfolio                          The Investment Adviser EQSF Advisers, Inc.
3IT              Wanger International Small Cap                        Wanger Asset Management, L.P.
3SP              Wanger U.S. Small Cap                                 Wanger Asset Management, L.P.
3EG              Warburg Pincus Trust - Emerging Growth Portfolio      Warburg Pincus Asset Management, Inc.

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC is the investment advisor. American Express Asset Management
  International Inc. is the sub-investment advisor.
3 AEFC is the investment advisor. Kenwood Capital Management LLC is the sub-investment advisor.
4 FMR U.K. and FMR Far East are the sub-investment advisors.
5 FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and
  FIIA U.K. are the sub-investment advisors.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 0.55% of the average daily net assets.

4. CONTRACT ADMINISTRATIVE CHARGES

IDS Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. IDS Life does not expect to profit from this charge. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

5. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount        Investment                                                              Shares        NAV
BC3               AXPSM Variable Portfolio-- Blue Chip Advantage Fund                     21,121     $11.08
BD3               AXPSM Variable Portfolio-- Bond Fund                                     4,543      10.54
CR3               AXPSM Variable Portfolio-- Capital Resource Fund                        27,369      36.40
CM3               AXPSM Variable Portfolio-- Cash Management Fund                      2,285,814       1.00
DE3               AXPSM Variable Portfolio-- Diversified Equity Income Fund                2,289      10.19
EI3               AXPSM Variable Portfolio-- Extra Income Fund                             5,563       8.58
FI3               AXPSM Variable Portfolio-- Federal Income Fund                           1,103       9.92
GB3               AXPSM Variable Portfolio-- Global Bond Fund                                290       9.69
GR3               AXPSM Variable Portfolio-- Growth Fund                                  40,063      11.68
IE3               AXPSM Variable Portfolio-- International Fund                            8,749      19.38
MF3               AXPSM Variable Portfolio-- Managed Fund                                    528      19.82
ND3               AXPSM Variable Portfolio-- New Dimensions Fund(R)                       21,877      22.86
SC3               AXPSM Variable Portfolio-- Small Cap Advantage Fund                     59,561      11.13
SA3               AXPSM Variable Portfolio-- Strategy Aggressive Fund                      2,087      23.92
3CA               AIM V.I. Capital Appreciation Fund                                       6,840      35.58
3CD               AIM V.I. Capital Development Fund                                          411      11.89
3IF               American Century VP International                                        1,086      12.50
3VA               American Century VP Value                                                9,170       5.95
3GI               Fidelity VIP III Growth & Income Portfolio - Service Class              26,972      17.24
3MP               Fidelity VIP III Mid Cap Portfolio - Service Class                       8,282      15.24
3OS               Fidelity VIP Overseas Portfolio - Service Class                          1,115      27.38
3RE               FTVIPT Franklin Real Estate Securities Fund - Class 2                      268      14.88
3SI               FTVIPT Franklin Value Securities Fund - Class 2                            198       7.88
3IS               FTVIPT Templeton International Smaller Companies Fund - Class              850      11.07
                  2
3SE               Goldman Sachs VIT CORESM Small Cap Equity Fund                           4,373      10.60
3UE               Goldman Sachs VIT CORESM U.S. Equity Fund                               13,427      13.98
3MC               Goldman Sachs VIT Mid Cap Value Fund                                       894       8.42
3IP               Lazard Retirement International Equity Portfolio                           665      13.49
3IN               Putnam VT International New Opportunities Fund - Class IB                5,655      23.28
                  Shares
3VS               Putnam VT Vista Fund - Class IB Shares                                  12,004      20.65
3MI               Royce Micro-Cap Portfolio                                                3,584       6.13
3SV               Third Avenue Value Portfolio                                            12,026      10.84
3IT               Wanger International Small Cap                                           3,878      43.67
3SP               Wanger U.S. Small Cap                                                    5,764      24.88
3EG               Warburg Pincus Trust - Emerging Growth Portfolio                         1,708      13.07

6. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, were as follows:

Period ended Dec. 31,
Subaccount        Investment                                                                     1999
BC3               AXPSM Variable Portfolio-- Blue Chip Advantage Fund                    $ 2,227,8191
BD3               AXPSM Variable Portfolio-- Bond Fund                                        90,1121
CR3               AXPSM Variable Portfolio-- Capital Resource Fund                           940,3481
CM3               AXPSM Variable Portfolio-- Cash Management Fund                          2,696,1551
DE3               AXPSM Variable Portfolio-- Diversified Equity Income Fund                2,029,4601
EI3               AXPSM Variable Portfolio-- Extra Income Fund                                48,3241
FI3               AXPSM Variable Portfolio-- Federal Income Fund                          10,131,0901
GB3               AXPSM Variable Portfolio-- Global Bond Fund                                  3,5311
GR3               AXPSM Variable Portfolio-- Growth Fund                                   2,425,2401
IE3               AXPSM Variable Portfolio-- International Fund                              153,3141
MF3               AXPSM Variable Portfolio-- Managed Fund                                     10,7701
ND3               AXPSM Variable Portfolio-- New Dimensions Fund(R)                          477,8601
SC3               AXPSM Variable Portfolio-- Small Cap Advantage Fund                      3,056,4291
SA3               AXPSM Variable Portfolio-- Strategy Aggressive Fund                         42,1401
3CA               AIM V.I. Capital Appreciation Fund                                         220,4141
3CD               AIM V.I. Capital Development Fund                                            4,8441
3IF               American Century VP International                                           16,6901
3VA               American Century VP Value                                                   54,9591
3GI               Fidelity VIP III Growth & Income Portfolio - Service Class                 475,9301
3MP               Fidelity VIP III Mid Cap Portfolio - Service Class                         113,6421
3OS               Fidelity VIP Overseas Portfolio - Service Class                             27,2141
3RE               FTVIPT Franklin Real Estate Securities Fund - Class 2                        4,6531
3SI               FTVIPT Franklin Value Securities Fund - Class 2                              2,9971
3IS               FTVIPT Templeton International Smaller Companies Fund - Class 2              9,5561
3SE               Goldman Sachs VIT CORESM Small Cap Equity  Fund                             42,9871
3UE               Goldman Sachs VIT CORESM U.S. Equity Fund                                  184,9311
3MC               Goldman Sachs VIT Mid Cap Value Fund                                         8,2551
3IP               Lazard Retirement International Equity Portfolio                            10,0931
3IN               Putnam VT International New Opportunities Fund  - Class IB                 115,9601
                  Shares
3VS               Putnam VT Vista Fund - Class IB Shares                                     236,7721
3MI               Royce Micro-Cap Portfolio                                                   22,2101
3SV               Third Avenue Value Portfolio                                               127,3602
3IT               Wanger International Small Cap                                             139,6271
3SP               Wanger U.S. Small Cap                                                      138,9571
3EG               Warburg Pincus Trust - Emerging Growth Portfolio                            25,6022
                  Combined Variable Account                                               $26,316,246

1 Operations commenced on Sept. 15, 1999.
2 Operations commenced on Sept. 21, 1999.

7. YEAR 2000 ISSUE (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the Account. All of the major systems used by the IDS Life and by the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life's and the Account's business, results of operations, or financial condition as a result of the Year
2000 issue.


IDS LIFE INSURANCE COMPANY
FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY
We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-1

IDS LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, ($ THOUSANDS)                   1999         1998
 ASSETS
------------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
    (fair value:
    1999, $7,105,743; 1998, $8,420,035)   $ 7,156,292  $ 7,964,114
    Available for sale, at fair value
    (amortized cost:
    1999, $13,703,137; 1998,
    $13,344,949)                           13,049,549   13,613,139
------------------------------------------------------------------
                                           20,205,841   21,577,253
Mortgage loans on real estate               3,606,377    3,505,458
Policy loans                                  561,834      525,431
Other investments                             506,797      366,604
------------------------------------------------------------------
    Total investments                      24,880,849   25,974,746
Cash and cash equivalents                      32,333       22,453
Amounts recoverable from reinsurers           327,168      262,260
Amounts due from brokers                          145          327
Other accounts receivable                      48,578       47,963
Accrued investment income                     343,449      366,574
Deferred policy acquisition costs           2,665,175    2,496,352
Deferred income taxes, net                    216,020           --
Other assets                                   33,089       30,487
Separate account assets                    35,894,732   27,349,401
------------------------------------------------------------------
Total assets                              $64,441,538  $56,550,563
------------------------------------------------------------------

 LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities                           $20,552,159  $21,172,303
Universal life-type insurance               3,391,203    3,343,671
Traditional life insurance                    226,842      225,306
Disability income and long-term care
  insurance                                   811,941      660,320
Policy claims and other policyholders'
  funds                                        24,600       70,309
Deferred income taxes, net                         --       16,930
Amounts due to brokers                        148,112      195,406
Other liabilities                             579,678      410,285
Separate account liabilities               35,894,732   27,349,401
------------------------------------------------------------------
Total liabilities                          61,629,267   53,443,931
------------------------------------------------------------------
Commitments and contingencies
Stockholder's equity:
  Capital stock, $30 par value per
  share;
100,000 shares authorized, issued and
  outstanding                                   3,000        3,000
Additional paid-in capital                    288,327      288,327
Accumulated other comprehensive (loss)
  income, net of tax:
Net unrealized securities (losses) gains     (411,230)     169,584
------------------------------------------------------------------
Retained earnings                           2,932,174    2,645,721
------------------------------------------------------------------
Total stockholder's equity                  2,812,271    3,106,632
------------------------------------------------------------------
Total liabilities and stockholder's
  equity                                  $64,441,538  $56,550,563
==================================================================

See accompanying notes.

--------------------------------------------------------------------------------

F-2      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998        1997
 REVENUES:
-----------------------------------------------------------------------------
Premiums:
Traditional life insurance                $   53,790   $   53,132  $   52,473
Disability income and long-term care
  insurance                                  201,637      176,298     154,021
-----------------------------------------------------------------------------
Total premiums                               255,427      229,430     206,494
Policyholder and contractholder charges      411,994      383,965     341,726
Management and other fees                    473,108      401,057     340,892
Net investment income                      1,919,573    1,986,485   1,988,389
Net realized gain on investments              26,608        6,902         860
-----------------------------------------------------------------------------
Total revenues                             3,086,710    3,007,839   2,878,361
-----------------------------------------------------------------------------

 BENEFITS AND EXPENSES:
-----------------------------------------------------------------------------
Death and other benefits:
Traditional life insurance                    29,819       29,835      28,951
Universal life-type insurance and
  investment contracts                       118,561      108,349      92,814
Disability income and long-term care
  insurance                                   30,622       27,414      22,333
Increase in liabilities for future
  policy benefits:
Traditional life insurance                     7,311        6,052       3,946
Disability income and long-term care
  insurance                                   87,620       73,305      63,631
Interest credited on universal life-type
  insurance and investment contracts       1,240,575    1,317,124   1,386,448
Amortization of deferred policy
  acquisition costs                          332,705      382,642     322,731
Other insurance and operating expenses       335,180      287,326     276,596
-----------------------------------------------------------------------------
Total benefits and expenses                2,182,393    2,232,047   2,197,450
-----------------------------------------------------------------------------
Income before income taxes                   904,317      775,792     680,911
Income taxes                                 267,864      235,681     206,664
-----------------------------------------------------------------------------
Net income                                $  636,453   $  540,111  $  474,247
=============================================================================

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-3

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                        TOTAL                  ADDITIONAL  COMPREHENSIVE
                                                    STOCKHOLDER'S   CAPITAL     PAID-IN    (LOSS) INCOME,   RETAINED
THREE YEARS ENDED DECEMBER 31, 1999 ($ THOUSANDS)      EQUITY        STOCK      CAPITAL      NET OF TAX     EARNINGS
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1996                            $2,444,080     $3,000     $283,615     $  86,102     $2,071,363
Comprehensive income:
Net income                                               474,247         --           --            --        474,247
Unrealized holding gains arising during the year,
  net of deferred policy acquisition costs of
  ($7,714) and taxes of ($75,215)                        139,686         --           --       139,686             --
Reclassification adjustment for losses included in
  net income, net of tax of ($308)                           571         --           --           571             --
Other comprehensive income                               140,257         --           --       140,257             --
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                                     614,504         --           --            --             --
Capital contribution from parent                           7,232         --        7,232            --             --
Cash dividends to parent                                (200,000)        --           --            --       (200,000)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                             2,865,816      3,000      290,847       226,359      2,345,610
Comprehensive income:
Net income                                               540,111         --           --            --        540,111
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $6,333 and taxes of $32,826                            (60,964)        --           --       (60,964)            --
Reclassification adjustment for losses included in
  net income, net of tax of ($2,254)                       4,189         --           --         4,189             --
Other comprehensive loss                                 (56,775)        --           --       (56,775)            --
Comprehensive income                                     483,336         --           --            --             --
Other changes                                             (2,520)        --       (2,520)           --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (240,000)        --           --            --       (240,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                             3,106,632      3,000      288,327       169,584      2,645,721

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                            $3,106,632     $3,000     $288,327     $ 169,584     $2,645,721
Comprehensive income:
Net income                                               636,453         --           --            --        636,453
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $28,444 and taxes of $304,936                         (566,311)        --           --      (566,311)            --
Reclassification adjustment for gains included in
  net income, net of tax of $7,810                       (14,503)        --           --       (14,503)            --
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss                                (580,814)        --           --      (580,814)            --
Comprehensive income                                      55,639         --           --            --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (350,000)        --           --            --       (350,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                            $2,812,271     $3,000     $288,327     $(411,230)    $2,932,174
---------------------------------------------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

F-4      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998         1997
 CASH FLOWS FROM OPERATING ACTIVITIES:
-------------------------------------------------------------------------------
Net income                                $   636,453  $   540,111  $   474,247
Adjustments to reconcile net income to
  net cash provided by operating
  activities: Policy loans, excluding
  universal life-type insurance:
Issuance                                      (56,153)     (53,883)     (54,665)
Repayment                                      54,105       57,902       46,015
Change in amounts recoverable from
  reinsurers                                  (64,908)     (56,544)     (47,994)
Change in other accounts receivable              (615)     (10,068)       6,194
Change in accrued investment income            23,125       (9,184)     (14,077)
Change in deferred policy acquisition
  costs, net                                 (140,379)     (10,443)    (156,486)
Change in liabilities for future policy
  benefits for traditional life,
  disability income and long-term care
  insurance                                   153,157      138,826      112,915
Change in policy claims and other
  policyholders' funds                        (45,709)       1,964      (15,289)
Deferred income tax provision (benefit)        79,796      (19,122)      19,982
Change in other liabilities                   169,395       64,902       13,305
(Accretion of discount), amortization of
  premium, net                                (17,907)       9,170       (5,649)
Net realized gain on investments              (26,608)      (6,902)        (860)
Policyholder and contractholder charges,
  non-cash                                   (175,059)    (172,396)    (160,885)
Other, net                                     (5,324)      10,786        7,161
-------------------------------------------------------------------------------
Net cash provided by operating
  activities                              $   583,369  $   485,119  $   223,914

 CASH FLOWS FROM INVESTING ACTIVITIES:
-------------------------------------------------------------------------------
Fixed maturities held to maturity:
Purchases                                 $    (3,030) $    (1,020) $    (1,996)
Maturities, sinking fund payments and
  calls                                       741,949    1,162,731      686,503
Sales                                          66,547      236,963      236,761
Fixed maturities available for sale:
Purchases                                  (3,433,128)  (4,100,238)  (3,160,133)
Maturities, sinking fund payments and
  calls                                     1,442,507    2,967,311    1,206,213
Sales                                       1,691,389      278,955      457,585
Other investments, excluding policy
  loans:
Purchases                                    (657,383)    (555,647)    (524,521)
Sales                                         406,684      579,038      335,765
Change in amounts due from brokers                182        8,073        2,647
Change in amounts due to brokers              (47,294)    (186,052)     119,471
-------------------------------------------------------------------------------
Net cash provided by (used in) investing
  activities                                  208,423      390,114     (641,705)

 CASH FLOWS FROM FINANCING ACTIVITIES:
-------------------------------------------------------------------------------
Activity related to universal life-type
  insurance and investment contracts:
Considerations received                     2,031,630    1,873,624    2,785,758
Surrenders and other benefits              (3,669,759)  (3,792,612)  (3,736,242)
Interest credited to account balances       1,240,575    1,317,124    1,386,448
Universal life-type insurance policy
  loans:
Issuance                                     (102,239)     (97,602)     (84,835)
Repayment                                      67,881       67,000       54,513
Capital transaction with parent                    --           --        7,232
Dividends paid                               (350,000)    (240,000)    (200,000)
-------------------------------------------------------------------------------
Net cash (used in) provided by financing
  activities                                 (781,912)    (872,466)     212,874
-------------------------------------------------------------------------------
Net increase (decrease) in cash and cash
  equivalents                                   9,880        2,767     (204,917)
Cash and cash equivalents at beginning
  of year                                      22,453       19,686      224,603
-------------------------------------------------------------------------------
Cash and cash equivalents at end of year  $    32,333  $    22,453  $    19,686
-------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of the related deferred policy acquisition costs effect and deferred taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

--------------------------------------------------------------------------------

F-6      IDS LIFE INSURANCE COMPANY

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of a loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-7

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                       1999      1998      1997
-----------------------------------------------------------------
Cash paid during the year for:
Income taxes                         $214,940  $215,003  $174,472
Interest on borrowings                  4,521    14,529     8,213

RECOGNITION OF PROFITS ON ANNUITY CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 1999, unlocking adjustments resulted in a net decrease in amortization of $56.8 million. Net unlocking adjustments in 1998 and 1997 were not significant.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

--------------------------------------------------------------------------------

F-8      IDS LIFE INSURANCE COMPANY

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

REINSURANCE
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Beginning in 1999, the Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all disability income and waiver of premium risk. Beginning in 2000, the Company will retain all accidental death benefit risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $852 receivable from and $26,291 payable to, respectively, AEFC for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-9

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried a liability for estimated guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires the recognition of all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of adoption of the new rule will depend on the derivatives in place at adoption and cannot be estimated at this time.

2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

--------------------------------------------------------------------------------

F-10      IDS LIFE INSURANCE COMPANY

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES      VALUE
------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   37,613   $   236     $  2,158   $   35,691
State and municipal
  obligations                        9,681       150           --        9,831
Corporate bonds and
  obligations                    5,713,475    91,571      113,350    5,691,696
Mortgage-backed securities       1,395,523     4,953       31,951    1,368,525
------------------------------------------------------------------------------
                                $7,156,292   $96,910     $147,459   $7,105,743
------------------------------------------------------------------------------

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    46,325   $   612     $  2,231   $    44,706
State and municipal
  obligations                        13,226       519          191        13,554
Corporate bonds and
  obligations                     7,960,352    60,120      560,450     7,460,022
Mortgage-backed securities        5,683,234     9,692      161,659     5,531,267
--------------------------------------------------------------------------------
Total fixed maturities           13,703,137    70,943      724,531    13,049,549
Equity securities                     3,000        16           --         3,016
--------------------------------------------------------------------------------
                                $13,706,137   $70,959     $724,531   $13,052,565
--------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1998 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES       VALUE
-------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   39,888   $  4,460    $    --    $   44,348
State and municipal
  obligations                        9,683        490         --        10,173
Corporate bonds and
  obligations                    6,305,476    447,752     27,087     6,726,141
Mortgage-backed securities       1,609,067     30,458        152     1,639,373
-------------------------------------------------------------------------------
                                $7,964,114   $483,160    $27,239    $8,420,035
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-11

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    52,043   $  3,324    $     --   $    55,367
State and municipal
  obligations                        11,060      1,231          --        12,291
Corporate bonds and
  obligations                     7,332,344    271,174     155,181     7,448,337
Mortgage-backed securities        5,949,502    151,511       3,869     6,097,144
--------------------------------------------------------------------------------
Total fixed maturities           13,344,949    427,240     159,050    13,613,139
Equity securities                     3,000        158          --         3,158
--------------------------------------------------------------------------------
                                $13,347,949   $427,398    $159,050   $13,616,297
--------------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED      FAIR
HELD TO MATURITY                             COST       VALUE
----------------------------------------------------------------
Due in one year or less                   $  238,740  $  239,747
Due from one to five years                 2,996,713   3,012,721
Due from five to ten years                 1,922,199   1,893,918
Due in more than ten years                   603,117     590,832
Mortgage-backed securities                 1,395,523   1,368,525
----------------------------------------------------------------
                                          $7,156,292  $7,105,743
----------------------------------------------------------------

                                           AMORTIZED      FAIR
AVAILABLE FOR SALE                           COST         VALUE
------------------------------------------------------------------
Due in one year or less                   $   271,381  $   274,415
Due from one to five years                    595,747      592,533
Due from five to ten years                  4,936,041    4,669,573
Due in more than ten years                  2,216,734    1,981,761
Mortgage-backed securities                  5,683,234    5,531,267
------------------------------------------------------------------
                                          $13,703,137  $13,049,549
------------------------------------------------------------------

During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $68,470, $230,036 and $229,848, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively.

At December 31, 1999, bonds carried at $14,559 were on deposit with various states as required by law.

--------------------------------------------------------------------------------

F-12      IDS LIFE INSURANCE COMPANY

At December 31, 1999, investments in fixed maturities comprised 81 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.7 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1999         1998
------------------------------------------------------------------
Aaa/AAA                                   $ 7,144,280  $ 7,629,628
Aaa/AA                                          1,920        2,277
Aa/AA                                         301,728      308,053
Aa/A                                          314,168      301,325
A/A                                         2,598,300    2,525,283
A/BBB                                       1,014,566    1,148,736
Baa/BBB                                     6,319,549    6,237,014
Baa/BB                                        348,849      492,696
Below investment grade                      2,816,069    2,664,051
------------------------------------------------------------------
                                          $20,859,429  $21,309,063
------------------------------------------------------------------

At December 31, 1999, 90 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 1999, approximately 14 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
REGION                             SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
East North Central              $  715,998    $ 10,380    $  750,705    $ 16,393
West North Central                 555,635      42,961       491,006      81,648
South Atlantic                     867,838      23,317       839,233      21,020
Middle Atlantic                    428,051       1,806       476,448       6,169
New England                        259,243       4,415       263,761       2,824
Pacific                            238,299       3,466       195,851      16,946
West South Central                 144,607       4,516       136,841       1,412
East South Central                  43,841          --        46,029          --
Mountain                           381,148       9,380       345,379       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-13

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
PROPERTY TYPE                      SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
Department/retail stores        $1,158,712    $ 33,829    $1,139,349    $ 59,305
Apartments                         887,538      11,343       960,808       9,272
Office buildings                   931,234      26,062       783,576      50,450
Industrial buildings               309,845       5,525       298,549      13,263
Hotels/motels                      103,625          --       109,185      14,122
Medical buildings                  114,045          --       124,369          --
Nursing/retirement homes            45,935          --        46,696          --
Mixed use                           66,893          --        65,151          --
Other                               16,833      23,482        17,570       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999 and 1998, the Company's recorded investment in impaired loans was $21,375 and $24,941, respectively, with allowances of $5,750 and $6,662, respectively. During 1999 and 1998, the average recorded investment in impaired loans was $23,815 and $37,873, respectively.

The Company recognized $1,190, $1,809 and $2,981 of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997 respectively.

The following table presents changes in the allowance for losses related to all loans:

                                      1999     1998     1997
--------------------------------------------------------------
Balance, January 1                   $39,795  $38,645  $37,495
Provision (reduction) for
  investment losses                   (9,512)   7,582    8,801
Loan payoffs                            (500)    (800)  (3,851)
Foreclosures and writeoffs            (1,500)  (5,632)  (3,800)
--------------------------------------------------------------
Balance, December 31                 $28,283  $39,795  $38,645
--------------------------------------------------------------

At December 31, 1999, the Company had no commitments to purchase investments other than mortgage loans.

--------------------------------------------------------------------------------

F-14      IDS LIFE INSURANCE COMPANY

Net investment income for the years ended December 31 is summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Interest on fixed maturities         $1,598,059  $1,676,984  $1,692,481
Interest on mortgage loans              285,921     301,253     305,742
Other investment income                  70,892      43,518      25,089
Interest on cash equivalents              5,871       5,486       5,914
-----------------------------------------------------------------------
                                      1,960,743   2,027,241   2,029,226
Less investment expenses                 41,170      40,756      40,837
-----------------------------------------------------------------------
                                     $1,919,573  $1,986,485  $1,988,389
-----------------------------------------------------------------------

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Fixed maturities                     $22,387  $12,084  $16,115
Mortgage loans                        10,211   (5,933)  (6,424)
Other investments                     (5,990)     751   (8,831)
--------------------------------------------------------------
                                     $26,608  $ 6,902  $   860
--------------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       1999       1998      1997
------------------------------------------------------------------
Fixed maturities available for sale  $(921,778) $(93,474) $223,441
Equity securities                         (142)     (203)       53

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                       1999      1998      1997
-----------------------------------------------------------------
Federal income taxes:
Current                              $178,444  $244,946  $176,879
Deferred                               79,796   (16,602)   19,982
-----------------------------------------------------------------
                                      258,240   228,344   196,861
State income taxes-current              9,624     7,337     9,803
-----------------------------------------------------------------
Income tax expense                   $267,864  $235,681  $206,664
-----------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-15

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                 1999              1998              1997
                           PROVISION  RATE   PROVISION  RATE   PROVISION  RATE
-------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                     $316,511   35.0%  $271,527   35.0%  $238,319   35.0%
Tax-excluded interest and
  dividend income            (9,626)  (1.1)   (12,289)  (1.6)   (10,294)  (1.5)
State taxes, net of
  federal benefit             6,256    0.7      4,769    0.6      6,372    0.9
Affordable housing
  credits                   (31,000)  (3.4)   (19,688)  (2.5)   (20,705)  (3.0)
Other, net                  (14,277)  (1.6)    (8,638)  (1.1)    (7,028)  (1.0)
-------------------------------------------------------------------------------
Total income taxes         $267,864   29.6%  $235,681   30.4%  $206,664   30.4%
-------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1999, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                            1999      1998
------------------------------------------------------------
Deferred tax assets:
Policy reserves                           $733,647  $756,769
Unrealized loss on available for sale
  investments                              221,431        --
Investments, other                           1,873        --
Life insurance guaranty fund assessment
  reserve                                    4,789    15,289
Other                                           --     4,253
------------------------------------------------------------
Total deferred tax assets                  961,740   776,311
------------------------------------------------------------
Deferred tax liabilities:
Deferred policy acquisition costs          740,837   698,471
Unrealized gain on available for sale
  investments                                   --    91,315
Investments, other                              --     3,455
Other                                        4,883        --
------------------------------------------------------------
Total deferred tax liabilities             745,720   793,241
------------------------------------------------------------
Net deferred tax assets (liabilities)     $216,020  $(16,930)
------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus

--------------------------------------------------------------------------------

F-16      IDS LIFE INSURANCE COMPANY
aggregated $1,693,356 as of December 31, 1999 and $1,598,203 as of December 31, 1998 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2000 in excess of approximately $418,845 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Statutory net income                 $  478,173  $  429,903  $  379,615
Statutory capital and surplus         1,978,406   1,883,405   1,765,290

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 1999 and 1998. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil, $nil and $103 in 1999, 1998 and 1997, respectively.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $223, $211 and $201 in 1999, 1998 and 1997, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1999, 1998 and 1997 were $1,906, $1,503 and $1,245, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 1999, 1998 and 1997 was $1,147, $1,352 and $1,330, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $485,177, $411,337 and $414,155 for 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. COMMITMENTS AND CONTINGENCIES

At December 31, 1999, 1998 and 1997, traditional life insurance and universal life-type insurance in force aggregated $89,271,957, $81,074,928 and $74,730,720 respectively, of which $8,281,576, $4,912,313 and $4,351,904 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $76,970, $66,378 and $60,495 and reinsurance recovered from reinsurers amounted to $27,816, $20,982, and $19,042 for the years ended December 31, 1999, 1998 and
1997, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-17

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in all three lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million class participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The settlement costs allocated to the Company are included in the accompanying 1999 statement of income and did not have a material impact on the Company's consolidated financial position or results from operations.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently completing the audit for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

7. LINES OF CREDIT

The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 1999 and $nil at December 31, 1998.

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

--------------------------------------------------------------------------------

F-18      IDS LIFE INSURANCE COMPANY

The Company's holdings of derivative financial instruments are as follows:

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1999                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $2,500,000  $ 9,685   $ 12,773    $12,773
  Interest rate floors           1,000,000      602        319        319
  Options purchased                180,897   49,789     61,745     61,745
Liabilities:
  Options written                   43,262   (1,677)    (2,402)        --
Off balance sheet:
  Interest rate swaps            1,267,000       --    (17,582)        --
                                            -------   --------    -------
                                            $58,399   $ 54,853    $74,837
                                            =======   ========    =======

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1998                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $3,400,000  $ 15,985  $  4,256    $ 4,256
  Interest rate floors           1,000,000     1,082    13,971     13,971
  Options purchased                110,912    24,094    29,453     29,453
Liabilities:
  Options purchased/written        265,454   (10,526)  (11,062)        --
Off balance sheet:
  Interest rate swaps            1,667,000        --   (73,477)        --
                                            --------  --------    -------
                                            $ 30,635  $(36,859)   $47,680
                                            ========  ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2000 to 2003. The purchased and written options expire on various dates from 2000 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 1999 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases and writes options on the major stock market index.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-19

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 1999 and 1998 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 1999 deferred losses on purchased put and written call index options were $nil. At December 31, 1998 deferred losses on purchased put and written call index options were $2,933 and deferred gains on written call index options were $7,435, respectively.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL ASSETS                   VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Investments:
  Fixed maturities (Note 2):
    Held to maturity            $ 7,156,292  $ 7,105,743  $ 7,964,114  $ 8,420,035
    Available for sale           13,049,549   13,049,549   13,613,139   13,613,139
  Mortgage loans on real
    estate (Note 2)               3,606,377    3,541,958    3,505,458    3,745,617
  Other:
    Equity securities (Note 2)        3,016        3,016        3,158        3,158
    Derivative financial
      Instruments (Note 8)           60,076       74,837       41,161       47,680
    Other                             2,258        2,258       28,872       28,872
Cash and cash equivalents
  (Note 1)                           32,333       32,333       22,453       22,453
Separate account assets (Note
  1)                             35,894,732   35,894,732   27,349,401   27,349,401

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL LIABILITIES              VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Future policy benefits for
  fixed annuities               $19,189,170  $18,591,859  $19,855,203  $19,144,838
  Derivative financial
    instruments (Note 8)              1,677       19,984       10,526       84,539
Separate account liabilities     31,869,184   31,016,081   25,005,732   24,179,115

At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,270,094 and $1,226,985, respectively, and policy loans of $92,895 and $90,115, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998. The fair value of deferred

--------------------------------------------------------------------------------

F-20      IDS LIFE INSURANCE COMPANY
annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

At December 31, 1999 and 1998, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $4,025,548 and $2,343,669, respectively.

10. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-21

PART C.

Item 24. Financial Statements and Exhibits

    (a)  Financial statements included in Part B of this Registration Statement:

          The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Variable AnnuitySM including:

          Statements of Net Assets for year ended Dec. 31, 1999.
          Statements of Operations for year ended Dec. 31, 1999.
          Statements of Changes in Net Assets for year ended Dec. 31, 1999. Notes to Financial Statements.
          Report of Independent Auditors dated March 17, 2000.

          The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Variable AnnuitySM including:

          Consolidated Balance Sheets as of Dec. 31, 1999 and 1998. Consolidated Statements of Income for years ended Dec. 31, 1999, 1998 and 1997.
          Consolidated Statements of Stockholder's Equity for years ended Dec. 31, 1999, 1998 and 1997.
          Consolidated Statements of Cash Flows for years ended Dec. 31, 1999, 1998 and 1997.
          Notes to Consolidated Financial Statements.
          Report of Independent Auditors dated February 3, 2000.

          The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Variable AnnuitySM - Band 3 including:

          Statements of Net Assets for year ended Dec. 31, 1999.
          Statements of Operations for year ended Dec. 31, 1999.
          Statements of Changes in Net Assets for year ended Dec. 31, 1999. Notes to Financial Statements.
          Report of Independent Auditors dated March 17, 2000.

          The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Variable AnnuitySM - Band 3 including:

          Consolidated Balance Sheets as of Dec. 31, 1999 and 1998. Consolidated Statements of Income for years ended Dec. 31, 1999, 1998 and 1997.
          Consolidated Statements of Stockholder's Equity for years ended Dec. 31, 1999, 1998 and 1997.
          Consolidated Statements of Cash Flows for years ended Dec. 31, 1999, 1998 and 1997.
          Notes to Consolidated Financial Statements.
          Report of Independent Auditors dated February 3, 2000.

      (b) Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, dated April 25, 2000, is filed electronically herewith.

2.        Not applicable.

3.        Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7       Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
          4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2       Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
          Registrant's   Initial   Registration   Statement   No.   33-62407  is
          incorporated herein by reference.

7.        Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.1(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated Oct. 7, 1996, filed electronically as
          Exhibit  8.1(b)  to  Pre-Effective  Amendment  No.  1 to  Registration
          Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.2(a) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
          Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.2(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and American Century Investment Management, Inc. and American Century Variable Portfolios, Inc., dated April 15, 1999, filed electronically as Exhibit 8.2(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.3 Form of Participation Agreement between IDS Life Insurance Company and Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co., undated, filed electronically as Exhibit 8.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.4(a) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.4(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated April 30, 1999, filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.5 Form of Participation Agreement between IDS Life Insurance Company and Royce Capital Fund and Royce & Associates, Inc., undated, filed electronically as Exhibit 8.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.6(a) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.6(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated April 30, 1999, filed electronically as Exhibit 8.6(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

9.        Opinion  of counsel  and  consent  to its use as the  legality  of the
          securities   being   registered,   dated   April  28,  2000, is  filed
          electronically herewith.

10.       Consent of Independent Auditors is filed electronically herewith.

11.       None.

12.       Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is filed electronically herewith.

14.       Not applicable.

15. Power of Attorney to sign Amendments to this Registration Statement dated April 20, 2000, is filed electronically herewith.

Item 25.  Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                                  Principal Business Address                Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------
                                      200 AXP Financial Center
Timothy V. Bechtold                   Minneapolis, MN  55474                    Executive Vice President, Risk
                                                                                Management Products
                                      200 AXP Financial Center
David J. Berry                        Minneapolis, MN  55474                    Vice President

                                      200 AXP Financial Center
Mark W. Carter                        Minneapolis, MN  55474                    Executive Vice President, Marketing

                                      200 AXP Financial Center
Robert M. Elconin                     Minneapolis, MN  55474                    Vice President

                                      200 AXP Financial Center
Lorraine R. Hart                      Minneapolis, MN  55474                    Vice President, Investments

                                      200 AXP Financial Center
Jeffrey S. Horton                     Minneapolis, MN  55474                    Vice President, Treasurer and
                                                                                Assistant Secretary
                                      200 AXP Financial Center
David R. Hubers                       Minneapolis, MN  55474                    Director

                                      200 AXP Financial Center
James M. Jensen                       Minneapolis, MN  55474                    Vice President, Insurance Product
                                                                                Development
                                      200 AXP Financial Center
Richard W. Kling                      Minneapolis, MN  55474                    Director, Chief Executive Officer and
                                                                                President
                                      200 AXP Financial Center
Paul F. Kolkman                       Minneapolis, MN  55474                    Director and Executive Vice President

                                      200 AXP Financial Center
Paula R. Meyer                        Minneapolis, MN  55474                    Director and Executive Vice President,
                                                                                Assured Assets

James A. Mitchell                     200 AXP Financial Center                  Director and Chairman of the Board
                                      Minneapolis, MN  55474


                                      200 AXP Financial Center
Pamela J. Moret                       Minneapolis, MN  55474                    Director and Executive Vice President,
                                                                                Variable Assets
                                      200 AXP Financial Center
Barry J. Murphy                       Minneapolis, MN  55474                    Director and Executive Vice President,
                                                                                Client Service
                                      200 AXP Financial Center
James R. Palmer                       Minneapolis, MN  55474                    Vice President, Taxes

                                      200 AXP Financial Center
Stuart A. Sedlacek                    Minneapolis, MN  55474                    Director and Executive Vice President

                                      200 AXP Financial Center
William A. Stoltzmann                 Minneapolis, MN  55474                    Vice President, General Counsel and
                                                                                Secretary
                                      200 AXP Financial Center
Philip C. Wentzel                     Minneapolis, MN  55474                    Vice President and Controller


Item 26.  Persons Controlled by or Under Common Control with the Depositor or Registrant

          IDS Life  Insurance  Company is a  wholly-owned  subsidiary of
          American  Express  Financial  Corporation.   American  Express
          Financial Corporation is a wholly-owned subsidiary of American
          Express Company (American Express).

          The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware


     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27.  Number of Contractowners

          As of  March  31,  2000,  there  were  15,467   contract   owners  of
          non-qualified contracts and 15,043 contract owners of qualified contracts.

Item 28.  Indemnification

          The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

(a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account RE, IDS Life Account MGA, IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b) This table is the same as our response to Item 25 of this Registration Statement.

(c)
          Name of                   Net Underwriting
          Principal                 Discounts and         Compensation on       Brokerage
          Underwriter               Commissions              Redemption        Commissions      Compensation

          IDS Life Insurance         $21,517,281             $19,803,247          None              None
          Company

Item 30.  Location of Accounts and Records

          IDS Life Insurance Company
          200 AXP Financial Center
          Minneapolis, MN 55474

Item 31.  Management Services

          Not applicable.

Item 32  Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)       Registrant   undertakes   to  deliver  any   Statement  of  Additional
          Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
          1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2000.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                            (Registrant)

                                    By IDS Life Insurance Company
                                             (Sponsor)

                                    By /s/  Richard W. Kling*
                                            Richard W. Kling
                                            President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2000.

Signature                            Title

/s/   Timothy V. Bechtold*            Executive Vice President, Risk Management
     Timothy V. Bechtold             Products

/s/  Jeffrey S. Horton*              Vice President and Treasurer
     Jeffrey S. Horton

/s/  David R. Hubers*                Director
     David R. Hubers

/s/  Richard W. Kling*               Director and President
     Richard W. Kling

/s/  Paul F. Kolkman*                Director and Executive Vice
     Paul F. Kolkman                 President

/s/  Paula R. Meyer*                 Director and Executive Vice President,
     Paula R. Meyer                  Assured Assets

/s/  James A. Mitchell*              Director and Chairman of the Board
     James A. Mitchell

/s/  Pamela J. Moret*                Director and Executive Vice President,
     Pamela J. Moret                 Variable Assets

/s/  Barry J. Murphy*                Director and Executive Vice
     Barry J. Murphy                 President, Client Service

Signature                                  Title

/s/  Stuart A. Sedlacek*             Director and Executive Vice President
     Stuart A. Sedlacek

/s/  Philip C. Wentzel*              Vice President and Controller
     Philip C. Wentzel


*Signed pursuant to Power of Attorney dated April 20, 2000 filed electronically herewith.




/s/ Mary Ellyn Minenko
    Mary Ellyn Minenko

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 2 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

     Financial Statements

Part C.

     Other Information.

     The signatures.